UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 97.0%
Dynamic – 19.2%
5,646,891	Goldman Sachs Tactical Exposure Fund	$ 55,734,812
2,466,928	Goldman Sachs Managed Futures Strategy Fund	26,075,427
2,460,036	Goldman Sachs Alternative Premia Fund	21,697,518

		103,507,757

Equity – 28.1%
3,880,025	Goldman Sachs Emerging Markets Equity Insights Fund	42,525,076
1,063,289	Goldman Sachs Large Cap Value Insights Fund	22,807,549
712,857	Goldman Sachs Large Cap Growth Insights Fund	22,476,385
1,227,628	Goldman Sachs International Equity Insights Fund	16,597,529
1,169,412	Goldman Sachs International Small Cap Insights Fund	15,026,940
1,387,041	Goldman Sachs Global Real Estate Securities Fund	14,175,560
1,314,398	Goldman Sachs Global Infrastructure Fund	13,433,147
163,418	Goldman Sachs Small Cap Equity Insights Fund	4,325,662

		151,367,848

Exchange Traded Funds – 3.8%
335,140	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	12,269,476
155,596	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	8,310,382

		20,579,858

Fixed Income – 45.9%
13,844,499	Goldman Sachs Global Income Fund	168,210,661
6,466,153	Goldman Sachs High Yield Fund	41,124,730
1,952,864	Goldman Sachs Emerging Markets Debt Fund	24,781,846
734,611	Goldman Sachs Core Fixed Income Fund	7,551,798
828,258	Goldman Sachs Local Emerging Markets Debt Fund	5,690,133

		247,359,168

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 97.0% (Cost $525,366,263)		$522,814,631

Shares	Distribution Rate	Value
Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,577,467	1.609%	$ 5,577,467
(Cost $5,577,467)

TOTAL INVESTMENTS – 98.1% (Cost $530,943,730)		$528,392,098

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		10,447,398

NET ASSETS – 100.0%		$538,839,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	843	06/18/18	$205,902,750	$(339,156)
S&P 500 E-Mini Index	379	06/15/18	50,084,850	(2,244,451)

Total				$(2,583,607)

Short position contracts:
Euro Buxl 30 Year Bonds	(98)	06/07/18	(19,942,193)	(537,969)
Eurodollars	(843)	03/16/20	(204,859,538)	1,647,726

Total				$1,109,757

TOTAL				$(1,473,850)

PURCHASED OPTIONS CONTRACTS — At March 31, 2018, the Portfolio had the following purchased options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.38	09/17/18	157	$392,500	$104,013	$281,988	$(177,975)
Eurodollar Futures	97.63	06/18/18	236	590,000	66,375	273,390	(207,015)
Eurodollar Futures	97.75	09/16/19	119	297,500	31,238	58,900	(27,662)
Eurodollar Futures	99.00	12/17/18	2,824	7,060,000	17,650	218,323	(200,673)
Eurodollar Futures	99.00	06/17/19	1,149	2,872,500	21,544	146,279	(124,735)
Eurodollar Futures	99.00	03/18/19	2,098	5,245,000	13,112	214,646	(201,534)
Eurodollar Futures	97.00	09/17/18	60	150,000	93,750	97,639	(3,889)
Eurodollar Futures	96.75	06/18/18	89	222,500	211,375	226,044	(14,669)
Eurodollar Futures	96.00	03/16/20	33	82,500	100,238	95,777	4,461
Eurodollar Futures	97.25	12/17/18	85	212,500	62,156	116,634	(54,478)
Eurodollar Futures	96.75	09/16/19	209	522,500	305,663	563,346	(257,683)
Eurodollar Futures	96.88	06/17/19	202	505,000	251,237	479,317	(228,080)
Eurodollar Futures	97.13	03/18/19	194	485,000	167,324	395,698	(228,374)
Eurodollar Futures	96.50	12/16/19	105	262,500	200,157	246,756	(46,599)

TOTAL			7,560		$1,645,832	$3,414,737	$(1,768,905)

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares) – 95.8%
Equity(a) – 73.0%
6,061,864	Goldman Sachs Emerging Markets Equity Insights Fund	$ 66,438,027
3,887,122	Goldman Sachs International Equity Insights Fund	52,553,890
1,424,822	Goldman Sachs Large Cap Growth Insights Fund	44,924,624
2,054,698	Goldman Sachs Large Cap Value Insights Fund	44,073,277
2,394,071	Goldman Sachs Global Real Estate Securities Fund	24,467,407
872,366	Goldman Sachs Small Cap Equity Insights Fund	23,091,530
1,072,139	Goldman Sachs International Small Cap Insights Fund	13,776,981

		269,325,736

Exchange Traded Funds – 22.8%
665,586	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	35,548,948
709,837	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	25,987,133
725,273	Goldman Sachs ActiveBeta International Equity ETF(a)	21,642,146
17,893	iShares MSCI Brazil Capped ETF	803,038

		83,981,265

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 95.8% (Cost $295,143,758)		$353,307,001

Shares	Distribution Rate	Value
Investment Company(a) – 2.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,422,315	1.609%	$ 8,422,315
(Cost $8,422,315)

TOTAL INVESTMENTS – 98.1% (Cost $303,566,073)		$361,729,316

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		7,145,386

NET ASSETS – 100.0%		$368,874,702

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	211	12/20/19	$3,240,118	$132,834
H-Shares Index	24	04/27/18	1,841,861	2,397
Kospi 200 Index	26	06/14/18	1,925,181	19,724
MSCI Emerging Markets Index	83	06/15/18	4,929,370	(66,500)
S&P 500 E-Mini Index	90	06/15/18	11,893,500	(380,065)
STOXX 600 Banks Index	82	06/15/18	856,614	(37,162)
Topix Index	16	06/07/18	2,581,082	51,242

Total				$(277,530)

Short position contracts:
Mexican Stock Exchange Price and Quotation Index	(74)	06/15/18	(1,887,122)	117,960
Mini MSCI EAFE Index	(11)	06/15/18	(1,100,330)	15,102
SPI 200 Index	(13)	06/21/18	(1,431,798)	53,899
Stoxx Europe 600 Index	(53)	06/15/18	(1,188,196)	12,916

Total				$199,877

TOTAL				$(77,653)

WRITTEN OPTIONS CONTRACTS — At March 31, 2018, the Portfolio had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
SPX Flex index	Deutsche Bank AG	$2,622.00	04/30/18	(7)	$(700)	$(30,378)	$(30,100)	$(278)
SPX Flex index	JPMorgan Securities, Inc.	2,694.00	04/05/18	(10)	(1,000)	(58,004)	(32,920)	(25,084)

TOTAL						$(88,382)	$(63,020)	$(25,362)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 96.0%
Equity – 42.5%
9,407,346	Goldman Sachs Emerging Markets Equity Insights Fund	$103,104,507
3,544,816	Goldman Sachs Large Cap Value Insights Fund	76,036,312
2,395,204	Goldman Sachs Large Cap Growth Insights Fund	75,520,769
4,843,476	Goldman Sachs International Equity Insights Fund	65,483,801
2,498,099	Goldman Sachs International Small Cap Insights Fund	32,100,578
2,873,058	Goldman Sachs Global Infrastructure Fund	29,362,656
2,771,566	Goldman Sachs Global Real Estate Securities Fund	28,325,399
516,119	Goldman Sachs Small Cap Equity Insights Fund	13,661,665

		423,595,687

Fixed Income – 24.5%
7,695,917	Goldman Sachs Global Income Fund	93,505,397
13,740,100	Goldman Sachs High Yield Fund	87,387,035
4,149,575	Goldman Sachs Emerging Markets Debt Fund	52,658,113
1,455,950	Goldman Sachs Local Emerging Markets Debt Fund	10,002,375

		243,552,920

Dynamic – 19.0%
10,063,340	Goldman Sachs Tactical Exposure Fund	99,325,166
4,659,680	Goldman Sachs Managed Futures Strategy Fund	49,252,813
4,584,230	Goldman Sachs Alternative Premia Fund	40,432,913

		189,010,892

Exchange Traded Funds – 10.0%
954,122	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	50,959,656
821,928	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	30,090,784
626,319	Goldman Sachs ActiveBeta International Equity ETF	18,689,359

		99,739,799

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 96.0% (Cost $909,759,139)		$955,899,298

Shares	Distribution Rate	Value
Investment Company(a) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
19,122,830	1.609%	$ 19,122,830
(Cost $19,122,830)

TOTAL INVESTMENTS – 97.9% (Cost $928,881,969)		$975,022,128

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		20,988,477

NET ASSETS – 100.0%		$996,010,605

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	1,901	06/18/18	$464,319,250	$(764,658)
S&P 500 E-Mini Index	699	06/15/18	92,372,850	(4,039,416)

Total				$(4,804,074)

Short position contracts:
Eurodollars	(1,901)	03/16/20	(461,966,762)	3,754,745
Euro Buxl 30 Year Bonds	(214)	06/07/18	(43,547,239)	(1,174,749)

Total				$2,579,996

TOTAL				$(2,224,078)

PURCHASED OPTIONS CONTRACTS — At March 31, 2018, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.63	06/18/18	366	$915,000	$102,937	$512,948	$(410,011)
Eurodollar Futures	97.38	09/17/18	263	657,500	174,238	542,608	(368,370)
Eurodollar Futures	99.00	12/17/18	5,800	14,500,000	36,250	448,398	(412,148)
Eurodollar Futures	99.00	03/18/19	4,310	10,775,000	26,937	440,956	(414,019)
Eurodollar Futures	99.00	06/17/19	2,363	5,907,500	44,307	300,834	(256,527)
Eurodollar Futures	96.75	06/18/18	210	525,000	498,750	533,362	(34,612)
Eurodollar Futures	97.00	09/17/18	141	352,500	220,312	229,452	(9,140)
Eurodollar Futures	97.25	12/17/18	111	277,500	81,169	179,244	(98,075)
Eurodollar Futures	97.13	03/18/19	404	1,010,000	348,450	916,609	(568,159)
Eurodollar Futures	96.88	06/17/19	407	1,017,500	506,206	1,029,604	(523,398)
Eurodollar Futures	96.75	09/16/19	403	1,007,500	589,388	1,131,982	(542,594)
Eurodollar Futures	97.75	09/16/19	155	387,500	40,688	97,233	(56,545)
Eurodollar Futures	96.50	12/16/19	179	447,500	341,219	427,727	(86,508)
Eurodollar Futures	96.00	03/16/20	79	197,500	239,962	229,283	10,679

TOTAL			15,191		$3,250,813	$7,020,240	$(3,769,427)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 96.4%
Dynamic – 16.9%
9,413,724	Goldman Sachs Tactical Exposure Fund	$ 92,913,455
4,266,925	Goldman Sachs Alternative Premia Fund	37,634,279
2,189,154	Goldman Sachs Managed Futures Strategy Fund	23,139,355

		153,687,089

Equity – 59.8%
14,278,936	Goldman Sachs Emerging Markets Equity Insights Fund	156,497,141
3,712,090	Goldman Sachs Large Cap Value Insights Fund	79,624,328
2,502,373	Goldman Sachs Large Cap Growth Insights Fund	78,899,812
5,332,361	Goldman Sachs International Equity Insights Fund	72,093,517
6,345,274	Goldman Sachs Global Real Estate Securities Fund	64,848,698
3,491,784	Goldman Sachs International Small Cap Insights Fund	44,869,421
1,258,881	Goldman Sachs Small Cap Equity Insights Fund	33,322,588
1,371,076	Goldman Sachs Global Infrastructure Fund	14,012,392

		544,167,897

Exchange Traded Funds – 14.4%
1,233,139	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	65,861,954
1,426,811	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	52,235,551
432,775	Goldman Sachs ActiveBeta International Equity ETF	12,914,006

		131,011,511

Fixed Income – 5.3%
6,020,766	Goldman Sachs High Yield Fund	38,292,073
777,068	Goldman Sachs Emerging Markets Debt Fund	9,860,992

		48,153,065

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 96.4% (Cost $800,312,933)		$877,019,562

Shares	Distribution Rate	Value
Investment Company(a) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,804,787	1.609%	$ 12,804,787
(Cost $12,804,787)

TOTAL INVESTMENTS – 97.8% (Cost $813,117,720)		$889,824,349

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		19,868,020

NET ASSETS – 100.0%		$909,692,369

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	2,509	06/18/18	$612,823,250	$(1,009,421)
S&P 500 E-Mini Index	630	06/15/18	83,254,500	(3,742,578)

Total				$(4,751,999)

Short position contracts:
Euro Buxl 30 Year Bonds	(282)	06/07/18	(57,384,679)	(1,548,033)
Eurodollars	(2,509)	03/16/20	(609,718,363)	4,926,312

Total				$3,378,279

TOTAL FUTURES CONTRACTS				$(1,373,720)

PURCHASED OPTIONS CONTRACTS — At March 31, 2018, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$99.00	03/18/19	6,028	$15,070,000	$37,675	$615,925	$(578,250)
Eurodollar Futures	99.00	06/17/19	3,300	8,250,000	61,875	419,823	(357,948)
Eurodollar Futures	97.63	06/18/18	653	1,632,500	183,657	1,023,849	(840,192)
Eurodollar Futures	97.38	09/17/18	364	910,000	241,150	756,816	(515,666)
Eurodollar Futures	97.00	09/17/18	185	462,500	289,062	301,054	(11,992)
Eurodollar Futures	96.75	06/18/18	276	690,000	655,500	700,990	(45,490)
Eurodollar Futures	97.25	12/17/18	333	832,500	243,506	734,294	(490,788)
Eurodollar Futures	97.13	03/18/19	496	1,240,000	427,800	1,100,134	(672,334)
Eurodollar Futures	96.88	06/17/19	468	1,170,000	582,074	1,123,607	(541,533)
Eurodollar Futures	96.75	09/16/19	440	1,100,000	643,500	1,160,968	(517,468)
Eurodollar Futures	97.75	09/16/19	206	515,000	54,075	129,226	(75,151)
Eurodollar Futures	96.50	12/16/19	237	592,500	451,781	567,661	(115,880)
Eurodollar Futures	96.00	03/16/20	103	257,500	312,863	298,939	13,924
Eurodollar Futures	99.00	12/17/18	8,067	20,167,500	50,419	623,660	(573,241)

TOTAL			21,156		$4,234,938	$9,556,946	$(5,322,009)

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 99.6%
Equity – 56.0%
9,931,285	Goldman Sachs Global Real Estate Securities Fund	$101,497,733
8,792,346	Goldman Sachs Global Infrastructure Fund	89,857,771
5,967,280	Goldman Sachs International Small Cap Insights Fund	76,679,552
5,903,165	Goldman Sachs Emerging Markets Equity Insights Fund	64,698,686
1,250,063	Goldman Sachs Emerging Markets Equity Fund	29,751,504

		362,485,246

Fixed Income – 39.4%
8,389,209	Goldman Sachs Emerging Markets Debt Fund	106,459,058
11,803,239	Goldman Sachs High Yield Fund	75,068,602
4,084,140	Goldman Sachs High Yield Floating Rate Fund	39,493,632
4,994,504	Goldman Sachs Local Emerging Markets Debt Fund	34,312,246

		255,333,538

Total Exchange Traded Funds – 4.2%
742,626	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	27,187,538

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 99.6% (Cost $584,320,023)		$645,006,322

TOTAL INVESTMENTS – 99.6% (Cost $584,320,023)		$645,006,322

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		2,809,551

NET ASSETS – 100.0%		$647,815,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Portfolio buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Portfolio may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Portfolio sells protection through a credit default swap, a Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Portfolio bought credit protection.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of March 31, 2018:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Dynamic	$103,507,757	$—	$—
Equity	151,367,848	—	—
Exchange-Traded Funds	20,579,858
Fixed Income	247,359,168	—	—
Investment Company	5,577,467
Total	$528,392,098	$—	$—

Derivative Type
Assets
Futures Contracts(a)	$1,647,726	$—	$—
Options Purchased	1,645,832	—	—
Total	$3,293,557	$—	$—
Liabilities(a)
Futures Contracts	$(3,121,576)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

EQUITY GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Equity	$269,325,736	$—	$—
Exchange-Traded Funds	83,981,265
Investment Company	8,422,315
Total	$361,729,316	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$406,074	$—	$—
Liabilities(a)
Futures Contracts	$(483,727)	$—	$—
Written Options	—	(88,382)	—
Total	$(483,727)	$(88,382)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Equity	$423,595,687	$—	$—
Exchange-Traded Funds	99,739,799
Fixed Income	243,552,920	—	—
Dynamic	189,010,892	—	—
Investment Company	19,122,830
Total	$975,022,128	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$3,754,745	$—	$—
Options Purchased	3,250,813	—	—
Total	$7,005,558	$—	$—
Liabilities(a)
Futures Contracts	$(5,978,823)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Dynamic Underlying Funds	$153,687,089	$—	$—
Equity Underlying Funds	544,167,897	—	—
Exchange Traded Fund	131,011,511
Fixed Income Underlying Funds	48,153,065	—	—
Investment Company	12,804,787
Total	$889,824,349	$—	$—

Derivative Type
Assets
Futures Contracts(a)	$4,926,312	$—	$—
Options Purchased	4,234,938	—	—
Total	$9,161,250	$—	$—
Liabilities(a)
Futures Contracts	$(6,300,032)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Funds
Equity	$362,485,246	$—	$—
Exchange-Traded Funds	27,187,538
Fixed Income	255,333,538	—	—
Total	$645,006,322	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolios invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolios have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.9%
Australia – 4.0%
580,377	Sydney Airport (Transportation Infrastructure)	$ 3,009,122
707,694	Transurban Group (Transportation Infrastructure)	6,240,875

		9,249,997

Canada – 15.1%
346,339	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	10,892,736
185,184	Fortis, Inc. (Electric Utilities)	6,251,137
198,229	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	6,185,280
266,990	TransCanada Corp. (Oil, Gas & Consumable Fuels)	11,041,431

		34,370,584

China – 0.5%
141,000	ENN Energy Holdings Ltd. (Gas Utilities)	1,267,435

France – 8.2%
13,831	Aeroports de Paris (Transportation Infrastructure)	3,013,245
159,207	Vinci SA (Construction & Engineering)	15,681,094

		18,694,339

Hong Kong – 2.8%
2,514,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	1,414,483
511,200	China Gas Holdings Ltd. (Gas Utilities)	1,874,147
1,473,100	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3,035,704

		6,324,334

Italy – 6.8%
185,721	Atlantia SpA (Transportation Infrastructure)	5,754,815
334,187	Enav SpA(a) (Transportation Infrastructure)	1,783,976
580,452	Enel SpA (Electric Utilities)	3,551,908
741,177	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	4,331,353

		15,422,052

Japan – 1.3%
115,600	Tokyo Gas Co. Ltd. (Gas Utilities)	3,088,854

Spain – 4.6%
18,727	Aena SME SA(a) (Transportation Infrastructure)	3,776,176

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
319,232	Ferrovial SA (Construction & Engineering)	$ 6,674,409

		10,450,585

United Kingdom – 5.5%
680,005	National Grid PLC (Multi-Utilities)	7,654,464
185,773	Severn Trent PLC (Water Utilities)	4,809,396

		12,463,860

United States – 47.1%
119,992	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	17,439,637
92,435	American Water Works Co., Inc. (Water Utilities)	7,591,687
54,834	Antero Midstream GP LP (Oil, Gas & Consumable Fuels)	876,796
63,975	Atmos Energy Corp. (Gas Utilities)	5,389,254
97,309	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,201,166
41,793	Consolidated Edison, Inc. (Multi-Utilities)	3,257,346
71,392	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	7,825,277
62,138	Edison International (Electric Utilities)	3,955,705
2,678	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	1,119,779
95,249	Eversource Energy (Electric Utilities)	5,612,071
334,175	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,032,676
14,672	NextEra Energy, Inc. (Electric Utilities)	2,396,378
63,149	NiSource, Inc. (Multi-Utilities)	1,509,893
58,832	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,348,717
80,841	PG&E Corp. (Electric Utilities)	3,551,345
44,288	Pinnacle West Capital Corp. (Electric Utilities)	3,534,182
36,753	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	6,281,823
81,010	Sempra Energy (Multi-Utilities)	9,009,932
73,944	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,253,536
153,558	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,817,452
19,959	Vulcan Materials Co. (Construction Materials)	2,278,719
97,110	Williams Partners LP (Oil, Gas & Consumable Fuels)	3,343,497

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
50,977	Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	$ 1,741,374

		107,368,242

TOTAL COMMON STOCKS (Cost $222,063,196)		$218,700,282

Shares	Distribution Rate	Value
Investment Company(b) – 1.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,555,210	1.609%	$ 3,555,210
(Cost $3,555,210)

TOTAL INVESTMENTS – 97.5% (Cost $225,618,406)		$222,255,492

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		5,672,831

NET ASSETS – 100.0%		$227,928,323

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,560,152, which represents approximately 2.4% of net assets as of March 31, 2018. The liquidity determination is unaudited.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
GP	— General Partnership
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of March 31, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$10,680,623	$—
Australia and Oceania	—	9,249,997	—
Europe	—	57,030,836	—
North America	141,738,826	—	—
Investment Company	3,555,210	—	—
Total	$145,294,036	$76,961,456	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Australia – 5.6%
1,670,848	GPT Group (The) (REIT) (Diversified)	$ 6,123,680
4,633,430	Propertylink Group (REIT) (Industrial)	3,578,040
1,307,030	Scentre Group (REIT) (Retail)	3,856,916
1,139,207	Shopping Centres Australasia Property Group (REIT) (Retail)	2,046,736
1,019,167	Stockland (REIT) (Diversified)	3,162,378

		18,767,750

Canada – 2.7%
59,989	Allied Properties REIT (REIT) (Office)	1,888,582
66,637	Canadian Apartment Properties REIT (REIT) (Residential)	1,921,500
40,076	Canadian REIT (REIT) (Diversified)	1,561,855
308,662	Chartwell Retirement Residences (Health Care)	3,749,416

		9,121,353

France – 3.8%
24,467	Fonciere Des Regions (REIT) (Diversified)	2,699,160
25,788	Gecina SA (REIT) (Diversified)	4,475,031
131,779	Klepierre SA (REIT) (Retail)	5,311,643

		12,485,834

Germany – 3.6%
55,329	Instone Real Estate Group BV (Real Estate Development)*(a)(b)	1,259,472
219,364	Vonovia SE (Real Estate Operating Companies)	10,878,221

		12,137,693

Hong Kong – 7.8%
1,104,000	CK Asset Holdings Ltd. (Real Estate Development)	9,316,736
892,900	Hongkong Land Holdings Ltd. (Real Estate Operating Companies)	6,169,059
489,000	Sun Hung Kai Properties Ltd. (Diversified)	7,761,883
411,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Operating Companies)*	2,686,455

		25,934,133

Ireland – 1.5%
2,705,966	Green REIT plc (REIT) (Office)	5,044,783

Japan – 11.3%
3,726	Daiwa House REIT Investment Corp. (REIT) (Diversified)	9,009,081
8,268	Invincible Investment Corp. (REIT) (Hotel)	3,824,951
382,000	Mitsubishi Estate Co. Ltd. (Diversified)	6,399,051
302,700	Mitsui Fudosan Co. Ltd. (Diversified)	7,307,558
3,427	Nomura Real Estate Master Fund, Inc. (REIT) (Diversified)	4,769,415

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,778	Orix JREIT, Inc. (REIT) (Office)	$ 4,325,869
53,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	1,980,431

		37,616,356

Norway(a) – 0.9%
210,009	Entra ASA (Real Estate Operating Companies)	2,866,881

Singapore – 2.0%
442,800	City Developments Ltd. (Diversified)	4,412,156
1,732,700	Mapletree Commercial Trust (REIT) (Retail)	2,078,569

		6,490,725

Spain – 2.2%
44,288	Aedas Homes SAU (Real Estate Development)*(a)	1,621,529
369,457	Merlin Properties Socimi SA (REIT) (Diversified)	5,659,530

		7,281,059

Sweden(b) – 1.3%
273,672	Castellum AB (Real Estate Operating Companies)	4,482,266

Switzerland – 0.8%
26,382	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	2,574,375

United Kingdom – 4.8%
391,029	Big Yellow Group plc (REIT) (Specialized)	4,684,490
369,761	Hammerson plc (REIT) (Retail)	2,787,349
1,969,068	Tritax Big Box REIT plc (REIT) (Industrial)	3,989,546
394,432	UNITE Group plc (The) (REIT) (Residential)	4,377,022

		15,838,407

United States – 49.4%
174,100	Acadia Realty Trust (REIT) (Retail)	4,282,860
61,126	Alexandria Real Estate Equities, Inc. (REIT) (Office)	7,634,026
67,853	AvalonBay Communities, Inc. (REIT) (Residential)	11,159,104
83,635	Boston Properties, Inc. (REIT) (Office)	10,305,505
79,259	Camden Property Trust (REIT) (Residential)	6,672,023
172,313	Chesapeake Lodging Trust (REIT) (Hotel)	4,792,024
519,004	Cousins Properties, Inc. (REIT) (Office)	4,504,955
123,499	CyrusOne, Inc. (REIT) (Specialized)	6,324,384
922,736	DDR Corp. (REIT) (Retail)	6,763,655
164,731	Duke Realty Corp. (REIT) (Industrial)	4,362,077

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
23,857	EastGroup Properties, Inc. (REIT) (Industrial)	$ 1,972,020
39,447	Equity LifeStyle Properties, Inc. (REIT) (Residential)	3,462,263
164,979	Equity Residential (REIT) (Residential)	10,166,006
7,055	Essex Property Trust, Inc. (REIT) (Residential)	1,697,997
50,951	Extra Space Storage, Inc. (REIT) (Specialized)	4,451,079
49,369	Federal Realty Investment Trust (REIT) (Retail)	5,732,235
288,530	HCP, Inc. (REIT) (Health Care)	6,702,552
86,701	Healthcare Realty Trust, Inc. (REIT) (Health Care)	2,402,485
220,130	Hudson Pacific Properties, Inc. (REIT) (Office)	7,160,829
82,048	Pebblebrook Hotel Trust (REIT) (Hotel)	2,818,349
154,052	Prologis, Inc. (REIT) (Industrial)	9,703,735
16,289	Public Storage (REIT) (Specialized)	3,264,153
254,910	RLJ Lodging Trust (REIT) (Hotel)	4,955,450
29,421	Ryman Hospitality Properties, Inc. (REIT) (Hotel)	2,278,656
10,092	SBA Communications Corp. (REIT) (Specialized)*	1,724,925
104,478	Simon Property Group, Inc. (REIT) (Retail)	16,126,179
111,026	Ventas, Inc. (REIT) (Health Care)	5,499,118
63,360	Vornado Realty Trust (REIT) (Office)	4,264,128
57,355	Welltower, Inc. (REIT) (Health Care)	3,121,833

		164,304,605

TOTAL COMMON STOCKS (Cost $324,824,279)		$324,946,220

Shares	Distribution Rate	Value
Investment Company(c) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
499,945	1.609%	$ 499,945
(Cost $499,945)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $325,324,224)		$325,446,165

Securities Lending Reinvestment Vehicle(c) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,037,542	1.609%	$ 3,037,542
(Cost $3,037,542)

TOTAL INVESTMENTS – 98.8% (Cost $328,361,766)		$328,483,707

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		3,960,216

NET ASSETS – 100.0%		$332,443,923

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,747,882, which represents approximately 1.7% of net assets as of March 31, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Australia – 11.5%
863,450	GPT Group (The) (REIT) (Diversified)	$ 3,164,556
930,589	Mirvac Group (REIT) (Diversified)	1,546,535
1,816,181	Propertylink Group (REIT) (Industrial)	1,402,496
1,037,576	Scentre Group (REIT) (Retail)	3,061,784
1,281,023	Shopping Centres Australasia Property Group (REIT) (Retail)	2,301,526
585,470	Stockland (REIT) (Diversified)	1,816,658

		13,293,555

Canada – 5.4%
48,467	Allied Properties REIT (REIT) (Office)	1,525,844
46,092	Canadian Apartment Properties REIT (REIT) (Residential)	1,329,078
30,266	Canadian REIT (REIT) (Diversified)	1,179,537
184,468	Chartwell Retirement Residences (Health Care)	2,240,792

		6,275,251

France – 10.6%
21,674	Fonciere Des Regions (REIT) (Diversified)	2,391,041
15,916	Gecina SA (REIT) (Diversified)	2,761,927
91,987	Klepierre SA (REIT) (Retail)	3,707,739
14,926	Unibail-Rodamco SE (REIT) (Retail)	3,409,451

		12,270,158

Germany – 7.7%
19,808	Instone Real Estate Group BV (Real Estate Development)*(a)	450,896
170,136	Vonovia SE (Real Estate Operating Companies)	8,437,013

		8,887,909

Hong Kong – 15.8%
748,500	CK Asset Holdings Ltd. (Real Estate Development)	6,316,646
565,800	Hongkong Land Holdings Ltd. (Real Estate Operating Companies)	3,909,120
70,500	Link REIT (REIT) (Retail)	604,307
345,475	Sun Hung Kai Properties Ltd. (Diversified)	5,483,715
293,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Operating Companies)*	1,915,161

		18,228,949

Ireland – 1.8%
1,098,737	Green REIT plc (REIT) (Office)	2,048,396

Japan – 22.6%
1,360	Daiwa House REIT Investment Corp. (REIT) (Diversified)	3,288,339

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,867	Invincible Investment Corp. (REIT) (Hotel)	$ 1,788,955
657	Kenedix Retail REIT Corp. (REIT) (Retail)	1,435,461
217,500	Mitsubishi Estate Co. Ltd. (Diversified)	3,643,438
242,200	Mitsui Fudosan Co. Ltd. (Diversified)	5,847,012
2,399	Nomura Real Estate Master Fund, Inc. (REIT) (Diversified)	3,338,730
2,165	Orix JREIT, Inc. (REIT) (Office)	3,371,313
90,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	3,362,996

		26,076,244

Norway(a) – 1.0%
86,888	Entra ASA (Real Estate Operating Companies)	1,186,128

Singapore – 4.4%
464,800	Ascendas REIT (REIT) (Industrial)	936,233
220,000	City Developments Ltd. (Diversified)	2,192,128
1,606,400	Mapletree Commercial Trust (REIT) (Retail)	1,927,058

		5,055,419

Spain – 3.4%
24,142	Aedas Homes SAU (Real Estate Development)*(a)	883,918
194,908	Merlin Properties Socimi SA (REIT) (Diversified)	2,985,700

		3,869,618

Sweden – 1.8%
126,604	Castellum AB (Real Estate Operating Companies)	2,073,551

Switzerland – 1.6%
19,137	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	1,867,403

United Kingdom – 10.0%
208,968	Big Yellow Group plc (REIT) (Specialized)	2,503,417
149,729	British Land Co. plc (The) (REIT) (Retail)	1,349,709
49,878	Derwent London plc (REIT) (Office)	2,171,189
180,569	Hammerson plc (REIT) (Retail)	1,361,174
976,126	Tritax Big Box REIT plc (REIT) (Industrial)	1,977,737
198,889	UNITE Group plc (The) (REIT) (Residential)	2,207,076

		11,570,302

TOTAL COMMON STOCKS (Cost $109,298,236)		$112,702,883

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
443,680	1.609%	$ 443,680
(Cost $443,680)

TOTAL INVESTMENTS – 98.0% (Cost $109,741,916)		$113,146,563

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		2,260,590

NET ASSETS – 100.0%		$115,407,153

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,520,942, which represents approximately 2.2% of net assets as of March 31, 2018. The liquidity determination is unaudited.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Health Care – 9.3%
296,723	HCP, Inc. (REIT)	$ 6,892,875
128,385	Healthcare Realty Trust, Inc. (REIT)	3,557,548
118,218	Ventas, Inc. (REIT)	5,855,338
114,689	Welltower, Inc. (REIT)	6,242,522

		22,548,283

Hotel – 6.7%
171,406	Chesapeake Lodging Trust (REIT)	4,766,801
76,603	Pebblebrook Hotel Trust (REIT)	2,631,313
253,270	RLJ Lodging Trust (REIT)	4,923,569
52,417	Ryman Hospitality Properties, Inc. (REIT)	4,059,697

		16,381,380

Industrial – 10.2%
210,898	Duke Realty Corp. (REIT)	5,584,579
38,218	EastGroup Properties, Inc. (REIT)	3,159,100
255,500	Prologis, Inc. (REIT)	16,093,945

		24,837,624

Office – 17.8%
76,298	Alexandria Real Estate Equities, Inc. (REIT)	9,528,857
102,329	Boston Properties, Inc. (REIT)	12,608,979
511,655	Cousins Properties, Inc. (REIT)	4,441,165
222,019	Hudson Pacific Properties, Inc. (REIT)	7,222,278
77,493	JBG SMITH Properties (REIT)	2,612,289
101,975	Vornado Realty Trust (REIT)	6,862,918

		43,276,486

Residential – 19.9%
101,031	AvalonBay Communities, Inc. (REIT)	16,615,558
120,119	Camden Property Trust (REIT)	10,111,617
63,619	Equity LifeStyle Properties, Inc. (REIT)	5,583,840
227,968	Equity Residential (REIT)	14,047,388
10,617	Essex Property Trust, Inc. (REIT)	2,555,300

		48,913,703

Retail – 17.7%
154,253	Acadia Realty Trust (REIT)	3,794,624
883,187	DDR Corp. (REIT)	6,473,761
78,813	Federal Realty Investment Trust (REIT)	9,150,977
140,270	GGP, Inc. (REIT)	2,869,924
137,165	Simon Property Group, Inc. (REIT)	21,171,418

		43,460,704

Specialized – 16.8%
90,161	CyrusOne, Inc. (REIT)	4,617,145
45,468	Digital Realty Trust, Inc. (REIT)	4,791,418
30,647	Equinix, Inc. (REIT)	12,814,737
57,573	Extra Space Storage, Inc. (REIT)	5,029,577
37,445	Life Storage, Inc. (REIT)	3,127,406
42,320	Public Storage (REIT)	8,480,505

Shares	Description	Value
Common Stocks – (continued)
Specialized – (continued)
10,859	SBA Communications Corp. (REIT)*	$ 1,856,020

		40,716,808

TOTAL COMMON STOCKS (Cost $185,810,586)		$240,134,988

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
346	1.609%	$ 346
(Cost $346)

TOTAL INVESTMENTS – 98.4% (Cost $185,810,932)		$240,135,334

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		3,944,520

NET ASSETS – 100.0%		$244,079,854

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of March 31, 2018:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$70,041,214	$—
Australia and Oceania	—	18,767,750	—
Europe	—	62,711,298	—
North America	173,425,958	—	—
Investment Company	499,945	—	—
Securities Lending Reinvestment Vehicle	3,037,542	—	—
Total	$176,963,445	$151,520,262	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$49,360,612	$—
Australia and Oceania	—	13,293,555	—
Europe	—	43,773,465	—
North America	6,275,251	—	—
Investment Company	443,680	—	—
Total	$6,718,931	$106,427,632	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$240,134,988	$—	$—
Investment Company	346	—	—
Total	$240,135,334	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Global Real Estate Securities Fund and GSAL received compensation relating to the lending of the Fund’s securities.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 12.4%
Automobiles & Components – 0.2%
45,300	General Motors Co.	$ 1,646,202
7,830	Lear Corp.	1,457,085
8,500	Visteon Corp.*	937,040

		4,040,327

Banks – 0.6%
19,200	Bank of the Ozarks, Inc.	926,784
40,698	CIT Group, Inc.	2,095,947
30,162	Citizens Financial Group, Inc.	1,266,201
66,300	KeyCorp	1,296,165
66,000	New York Community Bancorp, Inc.	859,980
17,300	PacWest Bancorp	856,869
47,400	Regions Financial Corp.	880,692
16,200	Signature Bank*	2,299,590
16,736	SunTrust Banks, Inc.	1,138,718
16,630	Wells Fargo & Co.	871,578

		12,492,524

Capital Goods – 0.5%
5,189	3M Co.	1,139,089
4,800	Boeing Co. (The)	1,573,824
17,000	BWX Technologies, Inc.	1,080,010
5,700	Honeywell International, Inc.	823,707
85,700	Quanta Services, Inc.*	2,943,795
12,300	Spirit AeroSystems Holdings, Inc. Class A	1,029,510
6,060	United Rentals, Inc.*	1,046,744
11,600	Wabtec Corp.	944,240

		10,580,919

Consumer Durables & Apparel – 0.1%
17,500	Lululemon Athletica, Inc.*	1,559,600
24,700	Tapestry, Inc.	1,299,467

		2,859,067

Consumer Services – 0.5%
7,700	Chipotle Mexican Grill, Inc.*	2,487,947
130,100	Extended Stay America, Inc.	2,572,077
49,399	International Game Technology plc	1,320,435
6,600	McDonald’s Corp.	1,032,108
61,500	MGM Resorts International	2,153,730
32,900	Service Corp. International	1,241,646

		10,807,943

Diversified Financials – 0.5%
73,163	Ally Financial, Inc.	1,986,375
9,600	American Express Co.	895,488
26,800	Bank of New York Mellon Corp. (The)	1,381,004
17,739	Berkshire Hathaway, Inc. Class B*	3,538,576
4,100	Credit Acceptance Corp.*(a)	1,354,681
25,572	Interactive Brokers Group, Inc. Class A	1,719,461

		10,875,585

Shares	Description	Value
Common Stocks – (continued)
Energy – 0.6%
18,400	Continental Resources, Inc.*	$ 1,084,680
30,200	Devon Energy Corp.	960,058
7,891	Diamondback Energy, Inc.*	998,369
8,400	EOG Resources, Inc.	884,268
90,900	Gulfport Energy Corp.*	877,185
63,700	Kinder Morgan, Inc.	959,322
33,700	ONEOK, Inc.	1,918,204
54,200	Patterson-UTI Energy, Inc.	949,042
16,200	Phillips 66	1,553,904
33,300	Targa Resources Corp.	1,465,200
117,600	WPX Energy, Inc.*	1,738,128

		13,388,360

Food & Staples Retailing – 0.2%
41,500	Kroger Co. (The)	993,510
62,500	US Foods Holding Corp.*	2,048,125
9,600	Walmart, Inc.	854,112

		3,895,747

Health Care Equipment & Services – 0.6%
18,200	Abbott Laboratories	1,090,544
34,700	Acadia Healthcare Co., Inc.*	1,359,546
15,600	DaVita, Inc.*	1,028,664
35,600	DexCom, Inc.*	2,640,096
8,800	Laboratory Corp. of America Holdings*	1,423,400
7,900	McKesson Corp.	1,112,873
14,600	Medtronic plc	1,171,212
5,200	UnitedHealth Group, Inc.	1,112,800
15,100	Zimmer Biomet Holdings, Inc.	1,646,504

		12,585,639

Household & Personal Products – 0.1%
14,000	Herbalife Ltd.*	1,364,580

Insurance – 0.0%
15,391	American International Group, Inc.	837,578

Materials – 0.5%
44,200	Alcoa Corp.*	1,987,232
11,400	Celanese Corp. Series A	1,142,394
22,600	DowDuPont, Inc.	1,439,846
13,400	Eastman Chemical Co.	1,414,772
95,046	Owens-Illinois, Inc.*	2,058,696
19,509	Royal Gold, Inc.	1,675,238
28,800	Steel Dynamics, Inc.	1,273,536

		10,991,714

Media – 0.3%
52,922	Comcast Corp. Class A	1,808,345
18,956	Liberty Broadband Corp. Class C*	1,624,339
25,500	Liberty Media Corp.-Liberty SiriusXM Class C*	1,041,675
44,800	Live Nation Entertainment, Inc.*	1,887,872

		6,362,231

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 1.4%
18,400	AbbVie, Inc.	$ 1,741,560
7,380	Alexion Pharmaceuticals, Inc.*	822,575
5,600	Amgen, Inc.	954,688
4,400	Biogen, Inc.*	1,204,808
16,300	Bristol-Myers Squibb Co.	1,030,975
37,432	Celgene Corp.*	3,339,309
74,732	Gilead Sciences, Inc.	5,634,045
10,600	Incyte Corp.*	883,298
17,549	Johnson & Johnson	2,248,904
26,500	Mylan NV*	1,091,005
91,400	Neurocrine Biosciences, Inc.*	7,579,802
62,659	Pfizer, Inc.	2,223,768
4,549	Thermo Fisher Scientific, Inc.	939,187

		29,693,924

Real Estate – 0.8%
16,871	American Tower Corp. (REIT)	2,452,031
9,500	Crown Castle International Corp. (REIT)	1,041,295
2,600	Equinix, Inc. (REIT)	1,087,164
9,700	Howard Hughes Corp. (The)*	1,349,561
29,000	JBG SMITH Properties (REIT)	977,590
15,700	Jones Lang LaSalle, Inc.	2,741,848
52,700	Macerich Co. (The) (REIT)	2,952,254
73,000	Medical Properties Trust, Inc. (REIT)	949,000
16,000	Prologis, Inc. (REIT)	1,007,840
5,500	SBA Communications Corp. (REIT)*	940,060
34,500	Weyerhaeuser Co. (REIT)	1,207,500

		16,706,143

Retailing – 1.0%
7,276	Amazon.com, Inc.*	10,530,846
10,200	Dollar Tree, Inc.*	967,980
11,700	Expedia Group, Inc.	1,291,797
5,100	Home Depot, Inc. (The)	909,024
32,600	LKQ Corp.*	1,237,170
7,600	Netflix, Inc.*	2,244,660
19,300	Nordstrom, Inc.	934,313
12,500	Target Corp.	867,875
27,800	TripAdvisor, Inc.*(a)	1,136,742

		20,120,407

Semiconductors & Semiconductor Equipment – 0.8%
110,400	Advanced Micro Devices, Inc.*(a)	1,109,520
30,100	Applied Materials, Inc.	1,673,861
7,468	Broadcom Ltd.	1,759,834
51,400	Cypress Semiconductor Corp.	871,744
28,000	Intel Corp.	1,458,240
14,257	Lam Research Corp.	2,896,452
52,400	Marvell Technology Group Ltd.	1,100,400
79,718	Micron Technology, Inc.*	4,156,497
7,990	NVIDIA Corp.	1,850,404

		16,876,952

Shares	Description	Value
Common Stocks – (continued)
Software & Services – 2.4%
12,900	Activision Blizzard, Inc.	$ 870,234
4,200	Adobe Systems, Inc.*	907,536
14,695	Akamai Technologies, Inc.*	1,043,051
5,094	Alphabet, Inc. Class A*	5,283,191
3,435	Alphabet, Inc. Class C*	3,544,199
17,700	Cognizant Technology Solutions Corp. Class A	1,424,850
74,500	eBay, Inc.*	2,997,880
36,681	Facebook, Inc. Class A*	5,861,257
42,100	Genpact Ltd.	1,346,779
9,200	International Business Machines Corp.	1,411,556
26,100	Manhattan Associates, Inc.*	1,093,068
12,502	Mastercard, Inc. Class A	2,189,850
72,657	Microsoft Corp.	6,631,405
137,100	Nuance Communications, Inc.*	2,159,325
559,000	Pandora Media, Inc.*(a)	2,811,770
42,951	PayPal Holdings, Inc.*	3,258,692
23,400	Tableau Software, Inc. Class A*	1,891,188
8,098	Take-Two Interactive Software, Inc.*	791,823
7,450	Tyler Technologies, Inc.*	1,571,652
8,300	VeriSign, Inc.*	984,048
20,894	Visa, Inc. Class A	2,499,340
18,400	Worldpay, Inc.*	1,513,216

		52,085,910

Technology Hardware & Equipment – 0.7%
23,719	Apple, Inc.	3,979,574
52,800	ARRIS International plc*	1,402,896
43,906	CommScope Holding Co., Inc.*	1,754,923
3,899	IPG Photonics Corp.*	909,948
24,509	Palo Alto Networks, Inc.*	4,448,874
17,000	Western Digital Corp.	1,568,590
10,600	Zebra Technologies Corp. Class A*	1,475,414

		15,540,219

Transportation – 0.4%
45,939	Delta Air Lines, Inc.	2,517,917
14,000	Genesee & Wyoming, Inc. Class A*	991,060
10,900	JB Hunt Transport Services, Inc.	1,276,935
31,200	Macquarie Infrastructure Corp.	1,152,216
6,500	Old Dominion Freight Line, Inc.	955,305
21,500	XPO Logistics, Inc.*	2,188,915

		9,082,348

Utilities – 0.2%
16,652	American Water Works Co., Inc.	1,367,629
169,900	Vistra Energy Corp.*	3,539,017

		4,906,646

TOTAL COMMON STOCKS (Cost $224,471,298)		$ 266,094,763

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 7.4%
113,656	Energy Select Sector SPDR Fund	$ 7,661,551
256,883	Health Care Select Sector SPDR Fund	20,910,276
96,086	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	2,708,664
1,736,842	PowerShares Senior Loan Portfolio	40,173,155
196,104	SPDR Bloomberg Barclays Convertible Securities ETF	10,130,733
25,889	SPDR Dow Jones International Real Estate ETF(a)	1,036,078
11,900	SPDR Dow Jones REIT ETF(a)	1,025,066
1,590,021	Vanguard FTSE Emerging Markets ETF	74,699,187

TOTAL EXCHANGE TRADED FUNDS (Cost $139,517,403)		$ 158,344,710

Shares	Distribution Rate	Value
Investment Company(b) – 75.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,610,366,863	1.609%	1,610,366,863
(Cost $1,610,366,863)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,974,355,564)		$2,034,806,336

Securities Lending Reinvestment Vehicle(b) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,925,700	1.609%	$ 8,925,700
(Cost $8,925,700)

TOTAL INVESTMENTS – 95.5% (Cost $1,983,281,264)		$2,043,732,036

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%		96,000,752

NET ASSETS – 100.0%		$2,139,732,788

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines peso
PLN	— Polish Zloty
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

UBS AG	CLP	2,323,100,000	USD	3,822,900	$3,847,400	04/30/2018	$24,500
	CZK	102,310,000	USD	4,959,692	4,961,017	04/24/2018	1,325
	EUR	4,310,000	USD	5,310,611	5,311,143	04/24/2018	532
	INR	554,980,000	USD	8,485,673	8,509,131	04/02/2018	23,458
	INR	243,560,000	USD	3,709,977	3,731,478	05/02/2018	21,501
	KRW	7,114,320,000	USD	6,641,473	6,701,014	04/30/2018	59,541
	MXN	67,520,000	USD	3,617,874	3,702,076	04/24/2018	84,202
	NZD	9,690,000	USD	6,950,550	7,002,676	04/24/2018	52,126
	PLN	13,440,000	USD	3,899,024	3,927,283	04/24/2018	28,259
	RUB	167,910,000	USD	2,904,138	2,919,209	05/03/2018	15,071
	USD	8,855,054	PHP	462,650,000	8,835,989	04/30/2018	19,065
	ZAR	42,280,000	USD	3,516,915	3,560,617	04/24/2018	43,702

TOTAL							$373,282

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

UBS AG	CHF	6,020,000	USD	6,333,839	$6,307,830	04/24/2018	$(26,009)
	GBP	6,750,000	USD	9,513,753	9,478,654	04/24/2018	(35,099)
	HUF	1,126,420,000	USD	4,456,981	4,442,859	04/24/2018	(14,122)
	ILS	18,840,000	USD	5,411,674	5,378,084	04/24/2018	(33,590)
	JPY	1,182,390,000	USD	11,158,057	11,126,853	04/24/2018	(31,204)
	NOK	44,330,000	USD	5,743,224	5,658,822	04/24/2018	(84,402)
	PHP	535,040,000	USD	10,266,445	10,254,229	04/02/2018	(12,216)
	TWD	234,160,000	USD	8,067,606	8,065,886	04/30/2018	(1,720)
	USD	9,210,935	CAD	11,930,000	9,263,702	04/24/2018	(52,767)
	USD	4,614,342	IDR	63,677,190,000	4,631,241	04/30/2018	(16,899)
	USD	8,491,696	INR	554,980,000	8,509,131	04/02/2018	(17,435)
	USD	10,219,354	PHP	535,040,000	10,254,229	04/02/2018	(34,875)

TOTAL							$(360,338)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	79	06/27/2018	$10,485,670	$(40,027)
ASX 90 Day Bank Accepted Bill	51	09/13/2018	38,986,936	(1,407)
ASX 90 Day Bank Accepted Bill	60	12/13/2018	45,861,356	3,254
Australia 10 Year Bond	52	06/15/2018	5,176,717	31,605
Brent Crude Oil	55	04/30/2018	3,813,700	285,340
EURO STOXX 50 Index	1,439	06/15/2018	58,093,962	(722,950)
Euro-Bobl	122	06/07/2018	19,702,581	41,392
Euro-BTP	75	06/07/2018	12,808,062	290,049
Euro-Bund	155	06/07/2018	30,406,450	135,352
Euro-Buxl	13	06/07/2018	2,645,394	39,496
Euro-OAT	78	06/07/2018	14,836,791	150,590
Euro-Schatz	166	06/07/2018	22,871,420	27,764
FTSE 100 Index	298	06/15/2018	29,239,404	(436,335)
Hang Seng Index	17	04/27/2018	3,254,589	(26,449)
HSCEI	31	04/27/2018	2,379,070	(4,493)
Japan 10 Year Bond	6	06/13/2018	8,506,179	4,418
KOSPI 200 Index	35	06/14/2018	2,590,768	(5,705)
LME Aluminum Base Metal	70	04/16/2018	3,483,812	(289,930)
LME Lead Base Metal	43	04/16/2018	2,578,925	(120,201)
LME Nickel Base Metal	32	04/16/2018	2,545,536	15,963
LME Zinc Base Metal	51	04/16/2018	4,183,275	(134,576)
LME Zinc Base Metal	30	05/14/2018	2,458,500	1,182
Long Gilt	3	06/27/2018	516,949	113
Low Sulphur Gasoil	36	05/10/2018	2,224,800	118,728
MSCI Taiwan Index	74	04/27/2018	2,990,340	1,327
NASDAQ 100 E-Mini Index	106	06/15/2018	13,979,280	(1,210,035)
NY Harbor ULSD	25	04/30/2018	2,122,050	(69)
RBOB Gasoline	26	04/30/2018	2,206,495	256
S&P Midcap 400 E-Mini Index	15	06/15/2018	2,824,650	(107,567)
SET50 Index	440	06/28/2018	3,281,075	(55,479)
Soybean	59	05/14/2018	3,082,012	(3,392)
TOPIX Index	156	06/07/2018	25,018,937	73,420
WTI Crude Oil	125	04/20/2018	8,117,500	378,776

Total				$(1,559,590)

Short position contracts:
3 Month Canadian Bank Acceptance	(58)	06/18/2018	(11,044,805)	1,560
3 Month Canadian Bank Acceptance	(80)	09/17/2018	(15,209,376)	14,843
3 Month Canadian Bank Acceptance	(91)	12/17/2018	(17,275,944)	(14,510)
3 Month Eurodollar	(122)	06/18/2018	(29,798,500)	185,568
3 Month Eurodollar	(179)	09/17/2018	(43,687,188)	245,223
3 Month Eurodollar	(200)	12/17/2018	(48,752,500)	301,023
3 Month Eurodollar	(232)	03/18/2019	(56,497,800)	349,097
3 Month Eurodollar	(243)	06/17/2019	(59,124,938)	368,665
3 Month Eurodollar	(227)	09/16/2019	(55,203,563)	344,506
3 Month Eurodollar	(227)	12/16/2019	(55,169,513)	314,019
3 Month Eurodollar	(226)	03/16/2020	(54,920,825)	62,721
3 Month Sterling	(143)	06/20/2018	(24,850,409)	24,285

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
3 Month Sterling	(167)	09/19/2018	$(28,997,677)	$34,658
3 Month Sterling	(171)	12/19/2018	(29,665,242)	46,572
3 Month Sterling	(170)	03/20/2019	(29,470,892)	49,251
3 Month Sterling	(170)	06/19/2019	(29,450,022)	48,268
3 Month Sterling	(164)	09/18/2019	(28,393,353)	45,495
3 Month Sterling	(154)	12/18/2019	(26,645,846)	37,781
3 Month Sterling	(139)	03/18/2020	(24,040,721)	8,397
ASX 90 Day Bank Accepted Bill	(36)	06/07/2018	(27,521,541)	(598)
Canada 10 Year Bond	(32)	06/20/2018	(3,310,156)	(55,198)
Coffee ‘C’	(45)	05/18/2018	(1,993,781)	123,052
Copper	(1)	05/29/2018	(75,638)	(590)
Corn	(35)	05/14/2018	(678,562)	(26,402)
DAX Index	(6)	06/15/2018	(2,236,866)	26,590
LME Aluminum Base Metal	(70)	04/16/2018	(3,483,812)	235,433
LME Lead Base Metal	(43)	04/16/2018	(2,578,925)	(28,266)
LME Nickel Base Metal	(32)	04/16/2018	(2,545,536)	44,181
LME Zinc Base Metal	(51)	04/16/2018	(4,183,275)	(16,275)
Natural Gas	(86)	04/26/2018	(2,350,380)	62,543
Russell 2000 E-Mini Index	(492)	06/15/2018	(37,667,520)	1,603,830
S&P 500 E-Mini Index	(400)	06/15/2018	(52,860,000)	(164,020)
Silver	(56)	05/29/2018	(4,555,040)	11,937
U.S. Treasury 10 Year Note	(307)	06/20/2018	(37,190,172)	(291,755)
U.S. Treasury 2 Year Note	(193)	06/29/2018	(41,033,609)	(1,680)
U.S. Treasury 5 Year Note	(284)	06/29/2018	(32,506,906)	(91,583)
U.S. Treasury Long Bond	(62)	06/20/2018	(9,090,750)	(223,683)

Total				$3,674,938

Total Futures Contracts				$2,115,348

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (paid) by the Fund	Credit Spread at March 31, 2018(b)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX North America High Yield Index	5.000%	3.605%	06/20/2023	USD 89,050	$5,506,808	$4,997,990	$508,818
CDX North America Investment Grade Index	1.000	0.655	06/20/2023	10,600	178,524	190,699	(12,175)
iTraxx Europe Crossover Index	5.000	2.835	06/20/2023	EUR 41,250	5,209,851	5,136,097	73,754
iTraxx Europe Index	1.000	0.598	06/20/2023	10,750	277,751	283,696	(5,945)

TOTAL					$11,172,934	$10,608,482	$564,452

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(a)

Alerian MLP Index Total Return(b)	(1.752)%	Deutsche Bank AG	10/29/2018	USD 13,456	$(2,994,618)
Russell Top 200 Growth Index Total Return(c)	1.904	Deutsche Bank AG	11/23/2018	38,292	1,305,847
Russell Top 200 Growth Index Total Return(c)	1.904	Deutsche Bank AG	11/26/2018	543	17,855
Russell Top 200 Value Index Total Return(b)	(1.904)	Deutsche Bank AG	11/23/2018	40,071	(1,262,282)
Russell Top 200 Value Index Total Return(b)	(1.904)	Deutsche Bank AG	11/26/2018	5	(143)
Bloomberg Roll Select Commodity Index Total Return(d)	0.000	JPMorgan Chase Bank NA	11/23/2018	11,000	86,666

TOTAL					$(2,846,675)

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made quarterly.
(c)	Payments received quarterly.
(d)	Payments made weekly.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At March 31, 2018, the Fund had the following written options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,525.00 USD	04/20/2018	44	$(11,619,828)	$(60,500)	$(60,852)	$352
S&P 500 Index	Morgan Stanley Co., Inc.	2,550.00 USD	04/20/2018	42	(11,091,654)	(74,340)	(64,722)	(9,618)
S&P 500 Index	Morgan Stanley Co., Inc.	2,575.00 USD	04/20/2018	42	(11,091,654)	(103,320)	(70,057)	(33,263)
S&P 500 Index	Morgan Stanley Co., Inc.	2,600.00 USD	04/20/2018	41	(10,827,567)	(131,200)	(81,648)	(49,552)
S&P 500 Index	Morgan Stanley Co., Inc.	2,625.00 USD	04/20/2018	41	(10,827,567)	(164,738)	(96,969)	(67,769)
S&P 500 Index	Morgan Stanley Co., Inc.	2,650.00 USD	04/20/2018	40	(10,563,480)	(206,000)	(100,397)	(105,603)
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	04/20/2018	38	(10,035,306)	(240,160)	(107,052)	(133,108)
S&P 500 Index	Morgan Stanley Co., Inc.	2,700.00 USD	04/20/2018	37	(9,771,219)	(295,630)	(117,102)	(178,528)
S&P 500 Index	Morgan Stanley Co., Inc.	2,725.00 USD	04/20/2018	37	(9,771,219)	(333,000)	(131,780)	(201,220)
S&P 500 Index	Morgan Stanley Co., Inc.	2,750.00 USD	04/20/2018	37	(9,771,219)	(377,030)	(170,476)	(206,554)
S&P 500 Index	Morgan Stanley Co., Inc.	2,775.00 USD	04/20/2018	35	(9,243,045)	(501,480)	(170,986)	(330,494)
S&P 500 Index	Morgan Stanley Co., Inc.	2,800.00 USD	04/20/2018	36	(9,507,132)	(536,256)	(216,549)	(319,707)
S&P 500 Index	Morgan Stanley Co., Inc.	2,450.00 USD	05/18/2018	27	(7,130,349)	(54,000)	(64,196)	10,196
S&P 500 Index	Morgan Stanley Co., Inc.	2,475.00 USD	05/18/2018	26	(6,866,262)	(57,824)	(67,407)	9,583
S&P 500 Index	Morgan Stanley Co., Inc.	2,500.00 USD	05/18/2018	25	(6,602,175)	(70,000)	(71,348)	1,348
S&P 500 Index	Morgan Stanley Co., Inc.	2,525.00 USD	05/18/2018	25	(6,602,175)	(80,825)	(76,940)	(3,885)
S&P 500 Index	Morgan Stanley Co., Inc.	2,550.00 USD	05/18/2018	24	(6,338,088)	(90,480)	(82,281)	(8,199)
S&P 500 Index	Morgan Stanley Co., Inc.	2,575.00 USD	05/18/2018	24	(6,338,088)	(102,480)	(91,356)	(11,124)
S&P 500 Index	Morgan Stanley Co., Inc.	2,600.00 USD	05/18/2018	23	(6,074,001)	(120,980)	(95,106)	(25,874)
S&P 500 Index	Morgan Stanley Co., Inc.	2,625.00 USD	05/18/2018	23	(6,074,001)	(140,990)	(108,461)	(32,529)
S&P 500 Index	Morgan Stanley Co., Inc.	2,650.00 USD	05/18/2018	22	(5,809,914)	(140,800)	(112,968)	(27,832)
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	05/18/2018	22	(5,809,914)	(169,950)	(126,060)	(43,890)
S&P 500 Index	Morgan Stanley Co., Inc.	2,700.00 USD	05/18/2018	22	(5,809,914)	(210,980)	(140,488)	(70,492)
S&P 500 Index	Morgan Stanley Co., Inc.	2,725.00 USD	05/18/2018	21	(5,545,827)	(208,362)	(152,700)	(55,662)
S&P 500 Index	Morgan Stanley Co., Inc.	2,475.00 USD	06/15/2018	28	(7,394,436)	(96,040)	(63,339)	(32,701)
S&P 500 Index	Morgan Stanley Co., Inc.	2,500.00 USD	06/15/2018	26	(6,866,262)	(108,810)	(62,028)	(46,782)
S&P 500 Index	Morgan Stanley Co., Inc.	2,525.00 USD	06/15/2018	26	(6,866,262)	(127,400)	(68,915)	(58,485)
S&P 500 Index	Morgan Stanley Co., Inc.	2,550.00 USD	06/15/2018	25	(6,602,175)	(129,750)	(72,990)	(56,760)
S&P 500 Index	Morgan Stanley Co., Inc.	2,575.00 USD	06/15/2018	25	(6,602,175)	(147,625)	(80,973)	(66,652)
S&P 500 Index	Morgan Stanley Co., Inc.	2,600.00 USD	06/15/2018	24	(6,338,088)	(154,800)	(86,391)	(68,409)
S&P 500 Index	Morgan Stanley Co., Inc.	2,625.00 USD	06/15/2018	24	(6,338,088)	(174,000)	(96,651)	(77,349)
S&P 500 Index	Morgan Stanley Co., Inc.	2,650.00 USD	06/15/2018	23	(6,074,001)	(200,100)	(102,333)	(97,767)
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	06/15/2018	23	(6,074,001)	(207,598)	(114,403)	(93,195)
S&P 500 Index	Morgan Stanley Co., Inc.	2,700.00 USD	06/15/2018	22	(5,809,914)	(236,500)	(123,277)	(113,223)
S&P 500 Index	Morgan Stanley Co., Inc.	2,725.00 USD	06/15/2018	22	(5,809,914)	(248,534)	(138,296)	(110,238)
S&P 500 Index	Morgan Stanley Co., Inc.	2,750.00 USD	06/15/2018	22	(5,809,914)	(305,800)	(156,826)	(148,974)

Total written options contracts				1,044		$(6,608,282)	$(3,744,323)	$(2,863,959)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a) – 90.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
131,518,550	1.609%	$131,518,550

TOTAL INVESTMENTS – 90.1% (Cost $131,518,550)		$131,518,550

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.9%		14,516,450

NET ASSETS – 100.0%		$146,035,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	CAD	2,830,000	USD	2,185,779	$2,197,509	04/24/2018	$11,730
	CLP	110,440,000	USD	182,270	182,905	04/30/2018	635
	COP	14,246,320,000	USD	4,955,996	5,098,787	04/02/2018	142,791
	COP	7,217,190,000	USD	2,524,508	2,582,152	04/30/2018	57,644
	IDR	31,266,320,000	USD	2,266,825	2,273,999	04/30/2018	7,174
	INR	67,660,000	USD	1,034,532	1,037,386	04/02/2018	2,854
	INR	95,280,000	USD	1,451,539	1,459,743	05/02/2018	8,204
	MXN	259,520,000	USD	13,911,369	14,229,306	04/24/2018	317,937
	NOK	2,740,000	USD	349,235	349,767	04/24/2018	532
	PEN	10,720,000	USD	3,290,730	3,322,950	04/02/2018	32,220
	PEN	10,290,000	USD	3,146,956	3,186,544	04/30/2018	39,588
	PHP	405,510,000	USD	7,743,174	7,771,741	04/02/2018	28,567
	RUB	34,520,000	USD	597,069	600,150	05/03/2018	3,081
	SEK	4,290,000	USD	513,267	514,557	04/24/2018	1,290
	TWD	13,180,000	USD	453,857	453,999	04/30/2018	142
	USD	207,524	AUD	270,000	207,374	04/24/2018	150
	USD	9,472,794	CHF	9,000,000	9,430,310	04/24/2018	42,484
	USD	1,775,763	GBP	1,260,000	1,769,348	04/24/2018	6,415
	USD	4,481,474	HUF	1,132,320,000	4,466,131	04/24/2018	15,343
	USD	8,577,380	ILS	29,860,000	8,523,864	04/24/2018	53,516
	USD	9,087,703	PHP	473,460,000	9,074,026	04/02/2018	13,677
	USD	9,067,857	THB	282,580,000	9,042,939	04/24/2018	24,918
	USD	2,163,793	TWD	62,750,000	2,161,489	04/30/2018	2,304
	ZAR	108,320,000	USD	9,025,167	9,122,186	04/24/2018	97,019

TOTAL							$910,215

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	1,630,000	USD	1,256,477	$1,251,922	04/24/2018	$(4,555)
	BRL	9,070,000	USD	2,748,793	2,741,292	04/30/2018	(7,501)
	CAD	330,000	USD	256,506	256,246	04/24/2018	(260)
	CHF	430,000	USD	450,876	450,559	04/24/2018	(317)
	CZK	7,650,000	USD	371,813	370,949	04/24/2018	(864)
	EUR	470,000	USD	579,698	579,173	04/24/2018	(525)
	GBP	390,000	USD	548,218	547,656	04/24/2018	(562)
	HUF	105,170,000	USD	415,511	414,815	04/24/2018	(696)
	JPY	114,460,000	USD	1,078,630	1,077,122	04/24/2018	(1,508)
	NOK	35,030,000	USD	4,536,691	4,471,657	04/24/2018	(65,034)
	PHP	155,030,000	USD	2,972,224	2,971,204	04/02/2018	(1,020)
	PHP	456,680,000	USD	8,743,045	8,721,970	04/30/2018	(21,075)
	PLN	1,370,000	USD	401,020	400,326	04/24/2018	(694)
	SEK	16,990,000	USD	2,075,631	2,037,839	04/24/2018	(37,792)
	THB	29,320,000	USD	942,274	938,279	04/24/2018	(3,995)
	TRY	62,910,000	USD	15,854,214	15,840,506	04/25/2018	(13,708)
	USD	381,321	BRL	1,270,000	383,842	04/30/2018	(2,521)
	USD	4,992,086	COP	14,246,320,000	5,098,788	04/02/2018	(106,702)
	USD	10,059,268	CZK	207,610,000	10,067,018	04/24/2018	(7,750)
	USD	4,965,196	EUR	4,030,000	4,966,103	04/24/2018	(907)
	USD	1,034,684	INR	67,660,000	1,037,385	04/02/2018	(2,701)
	USD	9,863,392	KRW	10,546,000,000	9,933,330	04/30/2018	(69,938)
	USD	724,653	MXN	13,280,000	728,134	04/24/2018	(3,481)
	USD	2,724,933	NZD	3,800,000	2,746,148	04/24/2018	(21,215)
	USD	3,283,749	PEN	10,720,000	3,322,949	04/02/2018	(39,200)
	USD	1,662,467	PHP	87,080,000	1,668,919	04/02/2018	(6,452)
	USD	1,061,361	PHP	55,650,000	1,062,840	04/30/2018	(1,479)
	USD	953,266	TRY	3,810,000	959,344	04/25/2018	(6,078)
	USD	5,886,263	TWD	170,890,000	5,886,484	04/30/2018	(221)
	USD	419,551	ZAR	5,000,000	421,076	04/24/2018	(1,525)

TOTAL							$(430,276)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	28	06/27/2018	$3,716,440	$(18,257)
ASX 90 Day Bank Accepted Bill	2	09/13/2018	1,528,899	(24)
ASX 90 Day Bank Accepted Bill	3	12/13/2018	2,293,068	201
Australia 10 Year Bond	326	06/15/2018	32,454,036	560,029
Brent Crude Oil	54	04/30/2018	3,744,360	193,072
Canada 10 Year Bond	48	06/20/2018	4,965,235	65,434
Copper	15	05/29/2018	1,134,562	(21,229)
Euro-Bobl	7	06/07/2018	1,130,476	1,124
Euro-BTP	6	06/07/2018	1,024,645	18,618
Euro-Bund	60	06/07/2018	11,770,239	1,437
Euro-Buxl	1	06/07/2018	203,492	423
Euro-OAT	6	06/07/2018	1,141,292	8,205
Euro-Schatz	13	06/07/2018	1,791,135	1,710
Feeder Cattle	46	05/24/2018	3,082,575	(258,487)
FTSE/MIB Index	2	06/15/2018	270,121	1,011
Hang Seng Index	1	04/27/2018	191,446	(1,763)
HSCEI	3	04/27/2018	230,233	(176)
KOSPI 200 Index	1	06/14/2018	74,022	(1,766)
Lean Hogs	34	06/14/2018	1,041,080	(24,382)
Live Cattle	46	06/29/2018	1,887,380	(165,828)
LME Aluminum Base Metal	98	04/16/2018	4,877,337	(396,142)
LME Aluminum Base Metal	55	05/14/2018	2,744,844	(131,039)
LME Lead Base Metal	29	04/16/2018	1,739,275	(86,094)
LME Lead Base Metal	21	05/14/2018	1,258,162	14,757
LME Nickel Base Metal	26	04/16/2018	2,068,248	8,846
LME Nickel Base Metal	25	05/14/2018	1,991,250	(46,090)
LME Zinc Base Metal	52	04/16/2018	4,265,300	(138,897)
LME Zinc Base Metal	40	05/14/2018	3,278,000	5,028
Low Sulphur Gasoil	35	05/10/2018	2,163,000	164,630
MSCI Taiwan Index	7	04/27/2018	282,870	255
NASDAQ 100 E-Mini Index	1	06/15/2018	131,880	(9,542)
NY Harbor ULSD	20	04/30/2018	1,697,640	100,031
Russell 2000 E-Mini Index	4	06/15/2018	306,240	(12,970)
S&P Midcap 400 E-Mini Index	1	06/15/2018	188,310	(6,222)
SET50 Index	41	06/28/2018	305,736	(5,170)
Silver	23	05/29/2018	1,870,820	(17,743)
U.S. Treasury 10 Year Note	142	06/20/2018	17,201,969	168,498
U.S. Treasury Long Bond	192	06/20/2018	28,152,000	514,512
WTI Crude Oil	16	04/20/2018	1,039,040	(7,364)

Total				$478,636

Short position contracts:
3 Month Canadian Bankers Acceptance	(3)	06/18/2018	(571,283)	23
3 Month Canadian Bankers Acceptance	(4)	09/17/2018	(760,469)	480
3 Month Canadian Bankers Acceptance	(5)	12/17/2018	(949,228)	(738)
3 Month Eurodollar	(6)	06/18/2018	(1,465,500)	5,524
3 Month Eurodollar	(8)	09/17/2018	(1,952,500)	7,869
3 Month Eurodollar	(10)	12/17/2018	(2,437,625)	11,264
3 Month Eurodollar	(12)	03/18/2019	(2,922,300)	13,435
3 Month Eurodollar	(12)	06/17/2019	(2,919,750)	15,597
3 Month Eurodollar	(11)	09/16/2019	(2,675,062)	14,084
3 Month Eurodollar	(11)	12/16/2019	(2,673,413)	14,099
3 Month Eurodollar	(11)	03/16/2020	(2,673,137)	2,068
3 Month Sterling	(8)	06/20/2018	(1,390,233)	1,110

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
3 Month Sterling	(8)	09/19/2018	$(1,389,110)	$1,592
3 Month Sterling	(9)	12/19/2018	(1,561,329)	2,311
3 Month Sterling	(9)	03/20/2019	(1,560,224)	2,403
3 Month Sterling	(9)	06/19/2019	(1,559,119)	2,574
3 Month Sterling	(8)	09/18/2019	(1,385,042)	2,446
3 Month Sterling	(8)	12/18/2019	(1,384,200)	2,193
3 Month Sterling	(7)	03/18/2020	(1,210,684)	450
ASX 90 Day Bank Accepted Bill	(2)	06/07/2018	(1,528,975)	(4)
Cocoa	(42)	05/15/2018	(1,073,520)	(51,360)
Coffee ‘C’	(19)	05/18/2018	(841,819)	4,837
Corn	(464)	05/14/2018	(8,995,800)	(198,032)
Cotton No. 2	(4)	05/08/2018	(162,920)	628
DAX Index	(2)	06/15/2018	(745,622)	4,655
EURO STOXX 50 Index	(20)	06/15/2018	(807,421)	919
FTSE 100 Index	(4)	06/15/2018	(392,475)	(123)
IBEX 35 Index	(2)	04/20/2018	(235,540)	1,897
Japan 10 Year Bond	(38)	06/13/2018	(53,872,468)	(16,848)
KC HRW Wheat	(103)	05/14/2018	(2,406,337)	110,212
LME Aluminum Base Metal	(98)	04/16/2018	(4,877,337)	302,626
LME Aluminum Base Metal	(55)	05/14/2018	(2,744,844)	113,698
LME Lead Base Metal	(29)	04/16/2018	(1,739,275)	33,286
LME Lead Base Metal	(9)	05/14/2018	(539,212)	(1,437)
LME Nickel Base Metal	(26)	04/16/2018	(2,068,248)	56,601
LME Nickel Base Metal	(8)	05/14/2018	(637,200)	9,750
LME Zinc Base Metal	(52)	04/16/2018	(4,265,300)	56,900
LME Zinc Base Metal	(23)	05/14/2018	(1,884,850)	(14,682)
Long Gilt	(173)	06/27/2018	(29,810,747)	(389,841)
Natural Gas	(62)	04/26/2018	(1,694,460)	(9,911)
RBOB Gasoline	(1)	04/30/2018	(84,865)	(5,068)
S&P 500 E-Mini Index	(91)	06/15/2018	(12,025,650)	8,888
Soybean	(91)	05/14/2018	(4,753,613)	20,211
Sugar No. 11	(29)	04/30/2018	(401,128)	12,465
U.S. Treasury 2 Year Note	(455)	06/29/2018	(96,737,266)	(8,500)
U.S. Treasury 5 Year Note	(441)	06/29/2018	(50,477,273)	(120,080)
Wheat	(131)	05/14/2018	(2,954,050)	(1,148)

Total				$19,323

Total Futures Contracts				$497,959

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (paid) by the Fund	Credit Spread at March 31, 2018(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CDX North America High Yield Index	5.000%	3.605	06/20/2023	USD	500	$30,919	$28,562	$2,357
Markit CDX North America Investment Grade Index	1.000	0.655	06/20/2023		1,350	22,737	24,681	(1,944)
iTraxx Europe Crossover Index	5.000	2.835	06/20/2023	EUR	750	94,725	93,313	1,412
iTraxx Europe Index	1.000	0.598	06/20/2023		1,350	34,880	35,383	(503)

TOTAL						$183,261	$181,939	$1,322

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

A basket (DBGSLBUK) of common stocks(a)*	(0.683)%	Deutsche Bank AG	08/02/2018	GBP	3,155	$82,076	$—	$82,076
A basket (DBGSLBUK) of common stocks(a)*	(0.712)	Deutsche Bank AG	08/02/2018		5,891	152,075	—	152,075
A basket (DBGSLBUK) of common stocks(a)(b)*	(0.668)	Deutsche Bank AG	08/02/2018		1,276	—	—	—
A basket (DBGSMOUK) of common stocks(a)*	(0.683)	Deutsche Bank AG	08/02/2018		2,275	(8,034)	—	(8,034)
A basket (DBGSMOUK) of common stocks(a)*	(0.712)	Deutsche Bank AG	08/02/2018		5,686	(19,950)	—	(19,950)
A basket (DBGSMOUK) of common stocks(a)(b)*	(0.668)	Deutsche Bank AG	08/02/2018		1,123	—	—	—
A basket (DBGSQUUK) of common stocks(a)*	(0.683)	Deutsche Bank AG	08/02/2018		9,174	129,572	—	129,572
A basket (DBGSQUUK) of common stocks(a)(b)*	(0.712)	Deutsche Bank AG	08/02/2018		1,332	—	—	—
A basket (DBGSVAUK) of common stocks(a)*	(0.683)	Deutsche Bank AG	08/02/2018		2,342	23,262	—	23,262
A basket (DBGSVAUK) of common stocks(a)*	(0.712)	Deutsche Bank AG	08/02/2018		6,098	60,056	—	60,056
A basket (DBGSVAUK) of common stocks(a)(b)*	(0.668)	Deutsche Bank AG	08/02/2018		1,198	—	—	—
A basket (DBGSLBJP) of common stocks(a)*	(0.042)	Deutsche Bank AG	09/19/2018	JPY	1,447,506	28,081	—	28,081
A basket (DBGSLBJP) of common stocks(a)*	(0.056)	Deutsche Bank AG	09/19/2018		182,133	55,284	—	55,284
A basket (DBGSLBJP) of common stocks(a)*	(2.312)	Deutsche Bank AG	09/19/2018		94,061	4,425	—	4,425
A basket (DBGSLBJP) of common stocks(a)(b)*	(0.031)	Deutsche Bank AG	09/19/2018		208,588	—	—	—
A basket (DBGSMOJP) of common stocks(a)*	(0.042)	Deutsche Bank AG	09/19/2018		1,823,345	16,520	—	16,520
A basket (DBGSMOJP) of common stocks(a)*	(0.056)	Deutsche Bank AG	09/19/2018		228,565	99,101	—	99,101
A basket (DBGSMOJP) of common stocks(a)*	(2.312)	Deutsche Bank AG	09/19/2018		133,622	6,995	—	6,995
A basket (DBGSMOJP) of common stocks(a)(b)*	(0.031)	Deutsche Bank AG	09/19/2018		254,704	—	—	—
A basket (DBGSQUJP) of common stocks(a)*	(0.031)	Deutsche Bank AG	09/19/2018		148,062	5,196	—	5,196
A basket (DBGSQUJP) of common stocks(a)*	(0.042)	Deutsche Bank AG	09/19/2018		2,094,639	(192)	—	(192)
A basket (DBGSQUJP) of common stocks(a)*	(0.056)	Deutsche Bank AG	09/19/2018		259,766	91,854	—	91,854
A basket (DBGSQUJP) of common stocks(a)(b)*	(0.031)	Deutsche Bank AG	09/19/2018		294,246	—	—	—
A basket (DBGSVAJP) of common stocks(a)*	(0.031)	Deutsche Bank AG	09/19/2018		242,753	6,202	—	6,202
A basket (DBGSVAJP) of common stocks(a)*	(0.042)	Deutsche Bank AG	09/19/2018		3,307,663	(14,508)	—	(14,508)
A basket (DBGSVAJP) of common stocks(a)*	(0.056)	Deutsche Bank AG	09/19/2018		407,936	122,670	—	122,670
A basket (DBGSVAJP) of common stocks(a)(b)*	(0.031)	Deutsche Bank AG	09/19/2018		457,828	—	—	—

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

FSTE 100 Total Return Index(b)(c)	0.668%	Deutsche Bank AG	08/02/2018	GBP	4,494	$—	$—	$—
FSTE 100 Total Return Index(c)	0.683	Deutsche Bank AG	08/02/2018		5,650	(67,015)	—	(67,015)
FSTE 100 Total Return Index(c)	0.712	Deutsche Bank AG	08/02/2018		26,104	(304,797)	—	(304,797)
Topix Total Return Index(b)(c)	0.031	Deutsche Bank AG	09/19/2018	JPY	1,192,762	—	—	—
Topix Total Return Index(c)	0.031	Deutsche Bank AG	09/19/2018		611,415	(17,305)	—	(17,305)
Topix Total Return Index(c)	0.042	Deutsche Bank AG	09/19/2018		8,502,701	120,392	(4,648)	125,040
Topix Total Return Index(c)	0.056	Deutsche Bank AG	09/19/2018		1,025,684	(350,441)	—	(350,441)
A basket (JPGSLBUS) of common stocks(a)*	(1.861)	JPMorgan Chase Bank NA	05/31/2018	USD	9,966	65,414	—	65,414
A basket (JPGSLBUS) of common stocks(a)(b)*	(1.883)	JPMorgan Chase Bank NA	05/31/2018		1,921	—	—	—
A basket (JPGSMOUS) of common stocks(a)*	(1.861)	JPMorgan Chase Bank NA	05/31/2018		19,346	280,796	—	280,796
A basket (JPGSMOUS) of common stocks(a)(b)*	(1.883)	JPMorgan Chase Bank NA	05/31/2018		3,675	—	—	—
A basket (JPGSQUUS) of common stocks(a)*	(1.861)	JPMorgan Chase Bank NA	05/31/2018		18,879	247,155	—	247,155
A basket (JPGSQUUS) of common stocks(a)(b)*	(1.883)	JPMorgan Chase Bank NA	05/31/2018		3,591	—	—	—
A basket (JPGSVAUS) of common stocks(a)*	(1.883)	JPMorgan Chase Bank NA	05/31/2018		3,581	—	—	—
A basket (JPGSVAUS) of common stocks(a)*	(1.861)	JPMorgan Chase Bank NA	05/31/2018		19,052	220,966	—	220,966
A basket (JPBILBEU) of common stocks(a)*	(0.370)	JPMorgan Chase Bank NA	03/04/2019	EUR	8,361	22,011	—	22,011
A basket (JPBILBEU) of common stocks(a)(b)*	(0.372)	JPMorgan Chase Bank NA	03/04/2019		1,215	—	—	—
A basket (JPBIMOEU) of common stocks(a)*	(0.370)	JPMorgan Chase Bank NA	03/04/2019		8,122	56,386	—	56,386
A basket (JPBIMOEU) of common stocks(a)(b)*	(0.372)	JPMorgan Chase Bank NA	03/04/2019		1,171	—	—	—
A basket (JPBIQUEU) of common stocks(a)*	(0.370)	JPMorgan Chase Bank NA	03/04/2019		12,954	88,858	—	88,858
A basket (JPBIQUEU) of common stocks(a)(b)*	(0.372)	JPMorgan Chase Bank NA	03/04/2019		1,878	—	—	—
A basket (JPBIVAEU) of common stocks(a)*	(0.370)	JPMorgan Chase Bank NA	03/04/2019		11,967	78,490	—	78,490
A basket (JPBIVAEU) of common stocks(a)(b)*	(0.372)	JPMorgan Chase Bank NA	03/04/2019		1,694	—	—	—
Euro Stoxx 50 Net Return Index(c)	0.370	JPMorgan Chase Bank NA	03/04/2019		37,565	(399,286)	—	(399,286)
Euro Stoxx 50 Net Return Index(b)(c)	0.372	JPMorgan Chase Bank NA	03/04/2019		5,418	—	—	—
S&P 500 Total Return Index(b)(c)	1.883	JPMorgan Chase Bank NA	05/31/2018	USD	11,588	—	—	—
S&P 500 Total Return Index(c)	1.861	JPMorgan Chase Bank NA	05/31/2018		61,952	(837,166)	—	(837,166)

TOTAL						$45,143	$(4,648)	$49,791

(a)	Payments made weekly.
(b)	Represents forward starting total return swaps whose effective date of commencement of accruals and cash flows occur subsequent to March 31, 2018.
(c)	Payments received weekly.
*	The top 50 components are shown below

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSLBUK) of common stock

Common Stocks	Sector	Shares	Value	Weight

British American Tobacco PLC	Consumer, Non-cyclical	13,158	$762,488	5.48%
GlaxoSmithKline PLC	Consumer, Non-cyclical	31,885	623,511	4.48
Diageo PLC	Consumer, Non-cyclical	16,620	562,337	4.04
Unilever PLC	Consumer, Non-cyclical	9,955	552,372	3.97
Reckitt Benckiser Group PLC	Consumer, Non-cyclical	6,018	509,420	3.66
National Grid PLC	Utilities	45,000	506,402	3.64
AstraZeneca PLC	Consumer, Non-cyclical	7,072	485,693	3.49
Imperial Brands PLC	Consumer, Non-cyclical	11,442	389,386	2.80
Vodafone Group PLC	Communications	136,064	370,708	2.66
Compass Group PLC	Consumer, Cyclical	17,971	366,937	2.64
Randgold Resources Ltd	Basic Materials	4,435	365,941	2.63
United Utilities Group PLC	Utilities	35,842	359,693	2.58
GVC Holdings PLC	Consumer, Cyclical	27,753	357,784	2.57
Direct Line Insurance Group PLC	Financial	64,940	347,354	2.50
Severn Trent PLC	Utilities	13,210	341,721	2.45
HICL Infrastructure Co Ltd/Fund	Financial	167,235	340,401	2.45
Tate & Lyle PLC	Consumer, Non-cyclical	43,200	330,029	2.37
Pennon Group PLC	Utilities	34,984	315,752	2.27
RELX PLC	Consumer, Non-cyclical	15,270	313,810	2.25
Rentokil Initial PLC	Consumer, Non-cyclical	77,628	295,872	2.13
Carnival PLC	Consumer, Cyclical	4,565	293,321	2.11
Playtech Plc	Technology	28,376	291,702	2.10
NMC Health PLC	Consumer, Non-cyclical	5,875	280,218	2.01
Next PLC	Consumer, Cyclical	4,129	275,673	1.98
SSE PLC	Utilities	13,656	244,441	1.76
BAE Systems PLC	Industrial	28,899	235,694	1.69
William Hill PLC	Consumer, Cyclical	49,979	231,577	1.66
Bunzl PLC	Consumer, Cyclical	7,853	230,798	1.66
Smith & Nephew PLC	Consumer, Non-cyclical	12,200	227,792	1.64
Fresnillo PLC	Basic Materials	12,473	221,943	1.59
Paddy Power Betfair PLC	Consumer, Cyclical	2,061	211,024	1.52
Kingfisher PLC	Consumer, Cyclical	50,181	205,903	1.48
BT Group PLC	Communications	61,694	196,888	1.41
Sage Group PLC/The	Technology	19,295	173,014	1.24
DCC PLC	Energy	1,761	162,059	1.16
Phoenix Group Holdings	Financial	14,847	159,019	1.14
Greene King PLC	Consumer, Cyclical	23,458	155,126	1.11
Inmarsat PLC	Communications	28,525	144,896	1.04
Informa PLC	Communications	13,663	137,734	0.99
Micro Focus International PLC	Technology	9,852	136,378	0.98
Halma PLC	Industrial	8,117	134,252	0.96
Dixons Carphone PLC	Consumer, Cyclical	45,925	120,183	0.86
RPC Group PLC	Industrial	10,568	114,625	0.82
Intertek Group PLC	Consumer, Non-cyclical	1,745	114,051	0.82
Centrica PLC	Utilities	56,936	113,575	0.82
Cineworld Group PLC	Consumer, Cyclical	28,641	94,737	0.68
WPP PLC	Communications	5,536	87,955	0.63
Cobham PLC	Industrial	47,854	82,502	0.59
RSA Insurance Group PLC	Financial	9,273	81,949	0.59
Electrocomponents PLC	Industrial	7,712	64,936	0.47

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSMOUK) of common stock

Common Stocks	Sector	Shares	Value	Weight

HSBC Holdings PLC	Financial	84,602	$789,693	6.35%
Royal Dutch Shell PLC	Energy	22,242	696,892	5.60
Royal Dutch Shell PLC	Energy	17,685	564,890	4.54
BP PLC	Energy	77,483	520,913	4.19
AstraZeneca PLC	Consumer, Non-cyclical	5,409	371,481	2.99
Prudential PLC	Financial	12,680	316,357	2.54
Wizz Air Holdings Plc	Consumer, Cyclical	6,015	270,359	2.17
easyJet PLC	Consumer, Cyclical	11,948	268,919	2.16
Intertek Group PLC	Consumer, Non-cyclical	4,112	268,797	2.16
Unilever PLC	Consumer, Non-cyclical	4,806	266,671	2.14
Hargreaves Lansdown PLC	Financial	11,379	260,661	2.10
Persimmon PLC	Consumer, Cyclical	7,230	256,582	2.06
Berkeley Group Holdings PLC	Consumer, Cyclical	4,827	256,566	2.06
TUI AG	Consumer, Cyclical	11,903	255,146	2.05
Segro PLC	Financial	29,636	249,936	2.01
NMC Health PLC	Consumer, Non-cyclical	5,192	247,617	1.99
Renishaw PLC	Industrial	3,913	247,317	1.99
Man Group PLC	Financial	96,921	233,309	1.88
Bellway PLC	Consumer, Cyclical	5,455	233,298	1.88
Redrow PLC	Consumer, Cyclical	27,731	231,657	1.86
Sophos Group PLC	Technology	37,054	224,967	1.81
Halma PLC	Industrial	13,184	218,048	1.75
B&M European Value Retail SA	Consumer, Cyclical	38,057	208,903	1.68
Rentokil Initial PLC	Consumer, Non-cyclical	54,071	206,087	1.66
Bovis Homes Group PLC	Consumer, Cyclical	12,817	204,785	1.65
Legal & General Group PLC	Financial	56,507	204,354	1.64
InterContinental Hotels Group PLC	Consumer, Cyclical	3,365	201,455	1.62
GVC Holdings PLC	Consumer, Cyclical	15,243	196,505	1.58
Sage Group PLC/The	Technology	21,594	193,627	1.56
International Consolidated Airlines Grou	Consumer, Cyclical	22,078	190,348	1.53
Beazley PLC	Financial	23,176	186,292	1.50
Just Eat PLC	Communications	18,818	184,360	1.48
Evraz PLC	Basic Materials	28,623	174,465	1.40
Schroders PLC	Financial	3,860	172,836	1.39
Hays PLC	Consumer, Non-cyclical	64,175	169,518	1.36
William Hill PLC	Consumer, Cyclical	36,562	169,410	1.36
Ibstock PLC	Industrial	42,402	167,738	1.35
Indivior PLC	Consumer, Non-cyclical	29,069	166,213	1.34
3i Group PLC	Financial	13,434	161,875	1.30
Ferrexpo PLC	Basic Materials	43,845	150,258	1.21
Barratt Developments PLC	Consumer, Cyclical	18,496	137,622	1.11
Bodycote PLC	Industrial	10,900	136,850	1.10
Spirax-Sarco Engineering PLC	Industrial	1,690	136,404	1.10
Taylor Wimpey PLC	Consumer, Cyclical	47,942	124,149	1.00
Royal Mail PLC	Industrial	16,239	123,191	0.99
Pagegroup PLC	Consumer, Non-cyclical	15,330	115,373	0.93
Next PLC	Consumer, Cyclical	1,714	114,454	0.92
BBA Aviation PLC	Industrial	25,158	113,074	0.91
Carnival PLC	Consumer, Cyclical	1,711	109,905	0.88
Sports Direct International PLC	Consumer, Cyclical	18,417	94,971	0.76

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSQUUK) of common stock

Common Stocks	Sector	Shares	Value	Weight

Unilever PLC	Consumer, Non-cyclical	36,349	$2,016,905	13.81%
GlaxoSmithKline PLC	Consumer, Non-cyclical	70,449	1,377,641	9.43
BP PLC	Energy	171,287	1,151,548	7.88
Royal Dutch Shell PLC	Energy	24,498	767,559	5.25
Prudential PLC	Financial	23,788	593,492	4.06
Diageo PLC	Consumer, Non-cyclical	14,194	480,251	3.29
Vodafone Group PLC	Communications	143,286	390,385	2.67
Legal & General Group PLC	Financial	107,258	387,890	2.66
Smurfit Kappa Group PLC	Basic Materials	9,296	375,818	2.57
Centrica PLC	Utilities	179,971	359,003	2.46
Lloyds Banking Group PLC	Financial	390,109	353,849	2.42
CRH PLC	Industrial	9,773	350,426	2.40
Hargreaves Lansdown PLC	Financial	13,723	314,365	2.15
Mondi PLC	Basic Materials	11,226	301,559	2.06
3i Group PLC	Financial	23,171	279,215	1.91
Hammerson PLC	Financial	30,798	231,833	1.59
BHP Billiton PLC	Basic Materials	11,578	227,962	1.56
Schroders PLC	Financial	5,037	225,565	1.54
Burberry Group PLC	Consumer, Cyclical	9,357	222,608	1.52
John Wood Group PLC	Energy	29,345	222,293	1.52
Intu Properties PLC	Financial	68,308	199,024	1.36
Segro PLC	Financial	23,544	198,561	1.36
Ocado Group PLC	Consumer, Non-cyclical	22,614	168,383	1.15
Taylor Wimpey PLC	Consumer, Cyclical	63,788	165,185	1.13
Direct Line Insurance Group PLC	Financial	30,403	162,623	1.11
Pearson PLC	Communications	15,278	160,525	1.10
Fresnillo PLC	Basic Materials	8,663	154,163	1.06
Intertek Group PLC	Consumer, Non-cyclical	2,354	153,862	1.05
BT Group PLC	Communications	45,036	143,726	0.98
InterContinental Hotels Group PLC	Consumer, Cyclical	2,390	143,072	0.98
WPP PLC	Communications	8,610	136,779	0.94
Smiths Group PLC	Industrial	6,398	135,842	0.93
Evraz PLC	Basic Materials	20,477	124,809	0.85
Great Portland Estates PLC	Financial	13,272	123,974	0.85
St James’s Place PLC	Financial	8,123	123,806	0.85
Land Securities Group PLC	Financial	8,687	114,198	0.78
Howden Joinery Group PLC	Consumer, Cyclical	17,135	110,764	0.76
Old Mutual PLC	Financial	31,917	107,143	0.73
Inchcape PLC	Consumer, Cyclical	9,906	96,024	0.66
Rotork PLC	Industrial	23,984	95,651	0.65
SSE PLC	Utilities	5,296	94,802	0.65
RELX PLC	Consumer, Non-cyclical	4,608	94,700	0.65
DCC PLC	Energy	978	90,040	0.62
International Consolidated Airlines Grou	Consumer, Cyclical	10,383	89,516	0.61
DS Smith PLC	Industrial	12,692	83,789	0.57
IWG PLC	Consumer, Non-cyclical	24,445	78,426	0.54
Merlin Entertainments PLC	Consumer, Cyclical	16,021	77,897	0.53
Rolls-Royce Holdings PLC	Industrial	6,228	76,148	0.52
Berkeley Group Holdings PLC	Consumer, Cyclical	1,249	66,398	0.45
Cobham PLC	Industrial	37,039	63,856	0.44

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSVAUK) of common stock

Common Stocks	Sector	Shares	Value	Weight

Tullow Oil PLC	Energy	339,197.45	$932,619	7.06%
Lloyds Banking Group PLC	Financial	884,078.31	801,903.65	6.07
Legal & General Group PLC	Financial	198,213.09	716,821.47	5.42
Royal Dutch Shell PLC	Energy	22,398.49	701,779.24	5.31
Glencore PLC	Basic Materials	106,173.39	526,949.81	3.99
Petrofac Ltd	Energy	61,479.32	515,734.31	3.90
Vodafone Group PLC	Communications	182,236.47	496,506.57	3.76
Old Mutual PLC	Financial	139,589.65	468,588.54	3.55
GlaxoSmithKline PLC	Consumer, Non-cyclical	23,583.67	461,179.42	3.49
Anglo American PLC	Basic Materials	19,583.64	456,308.72	3.45
Aviva PLC	Financial	63,516.64	441,852.57	3.34
Reckitt Benckiser Group PLC	Consumer, Non-cyclical	4,611.99	390,381.34	2.95
J Sainsbury PLC	Consumer, Non-cyclical	105,917.53	354,811.70	2.68
Tesco PLC	Consumer, Non-cyclical	122,104.55	352,682.53	2.67
Unilever PLC	Consumer, Non-cyclical	6,067.68	336,681.97	2.55
Shire PLC	Consumer, Non-cyclical	6,718.42	336,505.42	2.55
Prudential PLC	Financial	13,157.22	328,256.77	2.48
Centrica PLC	Utilities	164,547.41	328,236.15	2.48
Wm Morrison Supermarkets PLC	Consumer, Non-cyclical	103,544.52	310,113.56	2.35
3i Group PLC	Financial	20,691.16	249,329.49	1.89
Imperial Brands PLC	Consumer, Non-cyclical	6,542.57	222,656.29	1.68
Tate & Lyle PLC	Consumer, Non-cyclical	24,234.81	185,145.40	1.40
Vedanta Resources PLC	Basic Materials	16,985.79	168,509.21	1.28
WPP PLC	Communications	10,284.65	163,389.28	1.24
Marks & Spencer Group PLC	Consumer, Cyclical	37,675.34	142,803.33	1.08
Mediclinic International PLC	Consumer, Non-cyclical	16,936.93	142,792.36	1.08
CRH PLC	Industrial	3,971.86	142,413.36	1.08
Berkeley Group Holdings PLC	Consumer, Cyclical	2,559.63	136,049.92	1.03
Inchcape PLC	Consumer, Cyclical	13,359.61	129,499.37	0.98
Persimmon PLC	Consumer, Cyclical	3,273.73	116,187.48	0.88
CYBG PLC	Financial	27,748.63	114,597.48	0.87
Evraz PLC	Basic Materials	18,317.31	111,647.02	0.84
Indivior PLC	Consumer, Non-cyclical	18,937.89	108,283.33	0.82
Taylor Wimpey PLC	Consumer, Cyclical	41,203.95	106,700.47	0.81
Smith & Nephew PLC	Consumer, Non-cyclical	5,419.31	101,185.42	0.77
Rolls-Royce Holdings PLC	Industrial	8,072.59	98,701.97	0.75
Royal Mail PLC	Industrial	12,570.77	95,366.17	0.72
International Consolidated Airlines Grou	Consumer, Cyclical	10,812.09	93,217.58	0.71
Galliford Try PLC	Consumer, Cyclical	7,545.96	88,388.64	0.67
Dixons Carphone PLC	Consumer, Cyclical	33,594.65	87,914.63	0.67
SSE PLC	Utilities	4,842.37	86,677.07	0.66
ConvaTec Group PLC	Consumer, Non-cyclical	26,894.67	75,116.13	0.57
Meggitt PLC	Industrial	11,261.35	68,213.27	0.52
Ferguson PLC	Consumer, Cyclical	877.43	65,900.16	0.50
Kier Group PLC	Industrial	4,905.12	64,301.97	0.49
DCC PLC	Energy	663.55	61,062.50	0.46
Travis Perkins PLC	Consumer, Cyclical	3,365.42	58,257.27	0.44
Barratt Developments PLC	Consumer, Cyclical	7,629.52	56,767.04	0.43
Spectris PLC	Industrial	1,497.94	56,609.39	0.43
Pearson PLC	Communications	4,974.66	52,268.61	0.40

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSLBJP) of common stock

Common Stocks	Sector	Shares	Value	Weight

Nippon Telegraph & Telephone Corp	Communications	9,286	$427,848	2.34%
Keyence Corp	Industrial	497	308,755	1.69
Kao Corp	Consumer, Non-cyclical	4,068	305,247	1.67
KDDI Corp	Communications	11,576	295,692	1.62
NTT DOCOMO Inc	Communications	11,563	295,355	1.62
Canon Inc	Technology	6,959	252,107	1.38
Astellas Pharma Inc	Consumer, Non-cyclical	16,545	251,095	1.38
Oriental Land Co Ltd/Japan	Consumer, Cyclical	2,446	249,893	1.37
Japan Tobacco Inc	Consumer, Non-cyclical	8,663	249,757	1.37
FANUC Corp	Industrial	957	242,663	1.33
Seven & i Holdings Co Ltd	Consumer, Non-cyclical	5,539	237,717	1.30
Nitori Holdings Co Ltd	Consumer, Cyclical	1,342	237,215	1.30
Shiseido Co Ltd	Consumer, Non-cyclical	3,649	233,764	1.28
Japan Airlines Co Ltd	Consumer, Cyclical	5,632	226,782	1.24
Asahi Group Holdings Ltd	Consumer, Non-cyclical	4,218	224,741	1.23
Daito Trust Construction Co Ltd	Financial	1,244	215,056	1.18
Otsuka Corp	Technology	4,186	210,987	1.16
East Japan Railway Co	Industrial	2,268	210,340	1.15
ANA Holdings Inc	Consumer, Cyclical	5,342	206,864	1.13
Park24 Co Ltd	Consumer, Non-cyclical	7,419	198,965	1.09
Ryohin Keikaku Co Ltd	Consumer, Cyclical	586	196,674	1.08
Terumo Corp	Consumer, Non-cyclical	3,741	196,628	1.08
MEIJI Holdings Co Ltd	Consumer, Non-cyclical	2,556	194,656	1.07
ABC-Mart Inc	Consumer, Cyclical	2,864	188,780	1.03
Tsuruha Holdings Inc	Consumer, Cyclical	1,306	186,352	1.02
Otsuka Holdings Co Ltd	Consumer, Non-cyclical	3,712	186,002	1.02
Nagoya Railroad Co Ltd	Industrial	7,217	182,962	1.00
Shimamura Co Ltd	Consumer, Cyclical	1,461	182,896	1.00
Eisai Co Ltd	Consumer, Non-cyclical	2,836	180,817	0.99
Aeon Co Ltd	Consumer, Cyclical	10,121	180,775	0.99
West Japan Railway Co	Industrial	2,548	178,034	0.98
CyberAgent Inc	Communications	3,573	177,717	0.97
Square Enix Holdings Co Ltd	Technology	3,857	176,616	0.97
Yamada Denki Co Ltd	Consumer, Cyclical	29,037	174,195	0.95
Toray Industries Inc	Basic Materials	18,277	172,973	0.95
Shin-Etsu Chemical Co Ltd	Basic Materials	1,668	172,584	0.95
Ajinomoto Co Inc	Consumer, Non-cyclical	9,492	171,814	0.94
Nidec Corp	Industrial	1,108	170,754	0.94
NH Foods Ltd	Consumer, Non-cyclical	4,157	170,436	0.93
Daiichi Sankyo Co Ltd	Consumer, Non-cyclical	5,103	169,182	0.93
Kewpie Corp	Consumer, Non-cyclical	6,214	168,694	0.92
M3 Inc	Communications	3,715	166,976	0.92
Mitsubishi Tanabe Pharma Corp	Consumer, Non-cyclical	8,498	166,214	0.91
Tokyo Gas Co Ltd	Utilities	6,245	165,672	0.91
Sankyo Co Ltd	Consumer, Cyclical	4,662	164,399	0.90
Sumitomo Osaka Cement Co Ltd	Industrial	36,824	163,431	0.90
Sundrug Co Ltd	Consumer, Cyclical	3,533	163,293	0.89
Mitsui & Co Ltd	Consumer, Cyclical	9,208	157,797	0.86
Unicharm Corp	Consumer, Non-cyclical	5,531	157,518	0.86
Rengo Co Ltd	Industrial	18,018	155,701	0.85

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSMOJP) of common stock

Common Stocks	Sector	Shares	Value	Weight

Keyence Corp	Industrial	904	$561,128	2.47%
Nintendo Co Ltd	Consumer, Cyclical	1,216	535,895	2.36
Sony Corp	Consumer, Cyclical	9,605	464,749	2.05
Nidec Corp	Industrial	2,669	411,289	1.81
Recruit Holdings Co Ltd	Consumer, Non-cyclical	16,210	403,076	1.77
Canon Inc	Technology	10,921	395,665	1.74
Shiseido Co Ltd	Consumer, Non-cyclical	5,941	380,586	1.68
Kao Corp	Consumer, Non-cyclical	4,990	374,495	1.65
Oriental Land Co Ltd/Japan	Consumer, Cyclical	3,649	372,750	1.64
Daiwa House Industry Co Ltd	Consumer, Cyclical	9,114	351,381	1.55
Tokyo Electron Ltd	Technology	1,817	341,997	1.51
ITOCHU Corp	Consumer, Cyclical	17,408	338,262	1.49
SMC Corp/Japan	Industrial	827	335,033	1.47
Asahi Group Holdings Ltd	Consumer, Non-cyclical	5,943	316,667	1.39
FANUC Corp	Industrial	1,242	314,853	1.39
Kose Corp	Consumer, Non-cyclical	1,436	300,688	1.32
Yaskawa Electric Corp	Industrial	6,596	299,233	1.32
Hitachi Ltd	Industrial	41,062	297,610	1.31
Komatsu Ltd	Industrial	8,904	296,966	1.31
ANA Holdings Inc	Consumer, Cyclical	7,445	288,267	1.27
Nihon M&A Center Inc	Consumer, Non-cyclical	8,372	288,106	1.27
Daito Trust Construction Co Ltd	Financial	1,660	287,097	1.26
Sysmex Corp	Consumer, Non-cyclical	3,131	283,837	1.25
Nitori Holdings Co Ltd	Consumer, Cyclical	1,602	283,220	1.25
Ryohin Keikaku Co Ltd	Consumer, Cyclical	814	273,292	1.20
Daifuku Co Ltd	Industrial	4,507	269,933	1.19
Otsuka Corp	Technology	5,321	268,177	1.18
Omron Corp	Industrial	4,521	266,107	1.17
Obic Co Ltd	Technology	3,151	262,194	1.15
TechnoPro Holdings Inc	Consumer, Non-cyclical	4,343	261,741	1.15
JXTG Holdings Inc	Energy	42,588	257,769	1.13
Terumo Corp	Consumer, Non-cyclical	4,825	253,628	1.12
MISUMI Group Inc	Industrial	9,138	250,970	1.10
Tsuruha Holdings Inc	Consumer, Cyclical	1,735	247,508	1.09
Don Quijote Holdings Co Ltd	Consumer, Cyclical	4,262	244,860	1.08
Suzuki Motor Corp	Consumer, Cyclical	4,429	238,605	1.05
Showa Denko KK	Basic Materials	5,483	232,000	1.02
Denso Corp	Consumer, Cyclical	4,214	230,586	1.01
Pola Orbis Holdings Inc	Consumer, Non-cyclical	5,570	228,361	1.01
Sumitomo Metal Mining Co Ltd	Basic Materials	5,348	225,279	0.99
Square Enix Holdings Co Ltd	Technology	4,897	224,251	0.99
Chugai Pharmaceutical Co Ltd	Consumer, Non-cyclical	4,396	222,379	0.98
Japan Airlines Co Ltd	Consumer, Cyclical	5,451	219,466	0.97
CyberAgent Inc	Communications	4,303	214,032	0.94
Disco Corp	Industrial	972	209,793	0.92
MINEBEA MITSUMI Inc	Industrial	9,753	208,367	0.92
Bridgestone Corp	Consumer, Cyclical	4,753	206,668	0.91
Nexon Co Ltd	Technology	12,292	203,429	0.90
Panasonic Corp	Consumer, Cyclical	13,922	199,108	0.88
Pigeon Corp	Consumer, Non-cyclical	4,362	197,065	0.87

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSQUJP) of common stock

Common Stocks	Sector	Shares	Value	Weight

Kao Corp	Consumer, Non-cyclical	14,624	$1,097,445	4.21%
NTT DOCOMO Inc	Communications	34,479	880,697	3.37
Seven & i Holdings Co Ltd	Consumer, Non-cyclical	19,872	852,814	3.27
Astellas Pharma Inc	Consumer, Non-cyclical	49,646	753,438	2.89
Canon Inc	Technology	14,066	509,619	1.95
Hoya Corp	Industrial	10,020	499,813	1.92
East Japan Railway Co	Industrial	4,889	453,408	1.74
Japan Airlines Co Ltd	Consumer, Cyclical	10,702	430,916	1.65
Honda Motor Co Ltd	Consumer, Cyclical	12,486	429,700	1.65
Eisai Co Ltd	Consumer, Non-cyclical	6,415	409,006	1.57
ANA Holdings Inc	Consumer, Cyclical	9,977	386,334	1.48
Panasonic Corp	Consumer, Cyclical	26,512	379,170	1.45
TOTO Ltd	Industrial	7,001	369,330	1.42
Nippon Telegraph & Telephone Corp	Communications	7,942	365,929	1.40
Daikin Industries Ltd	Industrial	3,256	359,319	1.38
Kubota Corp	Industrial	20,378	356,786	1.37
Daiwa House Industry Co Ltd	Consumer, Cyclical	8,518	328,403	1.26
Ajinomoto Co Inc	Consumer, Non-cyclical	17,851	323,115	1.24
Sompo Holdings Inc	Financial	7,860	316,473	1.21
Daito Trust Construction Co Ltd	Financial	1,791	309,738	1.19
Dai-ichi Life Holdings Inc	Financial	16,955	309,677	1.19
Nihon M&A Center Inc	Consumer, Non-cyclical	8,918	306,910	1.18
Tokio Marine Holdings Inc	Financial	6,801	302,816	1.16
Bridgestone Corp	Consumer, Cyclical	6,832	297,034	1.14
Central Japan Railway Co	Industrial	1,557	294,719	1.13
CyberAgent Inc	Communications	5,866	291,784	1.12
Hitachi Ltd	Industrial	40,124	290,811	1.11
Persol Holdings Co Ltd	Consumer, Non-cyclical	9,885	287,667	1.10
Resona Holdings Inc	Financial	53,895	284,805	1.09
Amada Holdings Co Ltd	Industrial	23,061	280,155	1.07
Recruit Holdings Co Ltd	Consumer, Non-cyclical	11,098	275,956	1.06
Inpex Corp	Energy	21,952	271,639	1.04
Ulvac Inc	Technology	4,787	268,711	1.03
Mazda Motor Corp	Consumer, Cyclical	20,078	265,539	1.02
DMG Mori Co Ltd	Industrial	13,477	251,929	0.97
ORIX Corp	Financial	14,271	251,814	0.96
Tokyo Gas Co Ltd	Utilities	9,388	249,077	0.95
Konica Minolta Inc	Technology	29,035	248,989	0.95
Seven Bank Ltd	Financial	77,722	247,746	0.95
Japan Exchange Group Inc	Financial	13,360	247,485	0.95
Yamaha Motor Co Ltd	Consumer, Cyclical	8,061	241,040	0.92
Yamaha Corp	Consumer, Cyclical	5,375	236,297	0.91
Advantest Corp	Technology	11,113	232,920	0.89
Nitori Holdings Co Ltd	Consumer, Cyclical	1,306	230,841	0.88
Isuzu Motors Ltd	Consumer, Cyclical	14,813	227,309	0.87
Park24 Co Ltd	Consumer, Non-cyclical	8,232	220,749	0.85
GungHo Online Entertainment Inc	Technology	64,035	217,967	0.84
Asahi Glass Co Ltd	Industrial	5,209	215,736	0.83
Casio Computer Co Ltd	Industrial	14,429	215,176	0.82
Shimano Inc	Consumer, Cyclical	1,489	214,766	0.82

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSVAJP) of common stock

Common Stocks	Sector	Shares	Value	Weight

Nippon Telegraph & Telephone Corp	Communications	35,136	$1,618,851	3.95%
Honda Motor Co Ltd	Consumer, Cyclical	43,205	1,486,898	3.63
Sony Corp	Consumer, Cyclical	29,890	1,446,296	3.53
Seven & i Holdings Co Ltd	Consumer, Non-cyclical	24,375	1,046,047	2.56
Mitsubishi UFJ Financial Group Inc	Financial	152,245	997,786	2.44
Mitsubishi Corp	Consumer, Cyclical	36,887	992,668	2.43
Mazda Motor Corp	Consumer, Cyclical	72,825	963,126	2.35
Mitsui & Co Ltd	Consumer, Cyclical	56,074	960,927	2.35
Astellas Pharma Inc	Consumer, Non-cyclical	60,616	919,930	2.25
ITOCHU Corp	Consumer, Cyclical	44,019	855,339	2.09
Hitachi Ltd	Industrial	117,163	849,169	2.07
Mizuho Financial Group Inc	Financial	459,030	826,125	2.02
Sumitomo Corp	Consumer, Cyclical	46,704	786,527	1.92
Central Japan Railway Co	Industrial	3,955	748,532	1.83
Asahi Group Holdings Ltd	Consumer, Non-cyclical	14,025	747,316	1.83
Toyota Industries Corp	Consumer, Cyclical	12,260	742,376	1.81
Bridgestone Corp	Consumer, Cyclical	16,949	736,930	1.80
Marubeni Corp	Consumer, Cyclical	100,754	729,392	1.78
Ajinomoto Co Inc	Consumer, Non-cyclical	37,983	687,512	1.68
Sumitomo Dainippon Pharma Co Ltd	Consumer, Non-cyclical	39,195	658,220	1.61
ORIX Corp	Financial	34,488	608,533	1.49
FUJIFILM Holdings Corp	Industrial	14,864	593,311	1.45
Nikon Corp	Industrial	33,004	588,399	1.44
Sega Sammy Holdings Inc	Consumer, Cyclical	36,103	572,010	1.40
Shionogi & Co Ltd	Consumer, Non-cyclical	10,562	545,338	1.33
Fujitsu Ltd	Technology	85,280	525,071	1.28
Canon Inc	Technology	13,865	502,304	1.23
Hoya Corp	Industrial	9,919	494,776	1.21
JTEKT Corp	Consumer, Cyclical	32,241	477,785	1.17
Nomura Holdings Inc	Financial	78,932	456,667	1.12
Sumitomo Heavy Industries Ltd	Industrial	11,972	454,234	1.11
Toyota Tsusho Corp	Consumer, Cyclical	13,283	450,275	1.10
Nippon Electric Glass Co Ltd	Industrial	15,121	449,290	1.10
Dentsu Inc	Communications	9,743	427,809	1.05
JXTG Holdings Inc	Energy	70,102	424,301	1.04
NTT Data Corp	Technology	39,827	423,922	1.04
Credit Saison Co Ltd	Financial	25,510	419,044	1.02
West Japan Railway Co	Industrial	5,987	418,309	1.02
Sompo Holdings Inc	Financial	10,199	410,662	1.00
Tokyu Fudosan Holdings Corp	Financial	56,174	409,353	1.00
KDDI Corp	Communications	15,954	407,517	1.00
Suzuki Motor Corp	Consumer, Cyclical	7,355	396,280	0.97
Asahi Glass Co Ltd	Industrial	9,536	394,995	0.96
Resona Holdings Inc	Financial	71,950	380,216	0.93
NH Foods Ltd	Consumer, Non-cyclical	8,765	359,350	0.88
DMG Mori Co Ltd	Industrial	19,203	358,964	0.88
Mitsubishi Chemical Holdings Corp	Basic Materials	36,663	355,254	0.87
Mitsubishi UFJ Lease & Finance Co Ltd	Financial	58,311	342,138	0.84
Konica Minolta Inc	Technology	39,189	336,067	0.82
Rakuten Inc	Communications	39,262	331,928	0.81

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSLBUS) of common stock

Common Stocks	Sector	Shares	Value	Weight

Johnson & Johnson	Consumer, Non-cyclical	1,792	$229,648	1.94%
Berkshire Hathaway Inc	Financial	1,046	208,616	1.76
AT&T Inc	Communications	5,051	180,072	1.52
Procter & Gamble Co/The	Consumer, Non-cyclical	2,249	178,334	1.50
Exxon Mobil Corp	Energy	2,209	164,827	1.39
Verizon Communications Inc	Communications	3,353	160,323	1.35
Coca-Cola Co/The	Consumer, Non-cyclical	3,565	154,847	1.31
PepsiCo Inc	Consumer, Non-cyclical	1,353	147,639	1.25
Philip Morris International Inc	Consumer, Non-cyclical	1,430	142,175	1.20
Pfizer Inc	Consumer, Non-cyclical	3,852	136,698	1.15
Altria Group Inc	Consumer, Non-cyclical	2,177	135,673	1.14
Walmart Inc	Consumer, Cyclical	1,471	130,869	1.10
NextEra Energy Inc	Utilities	796	129,953	1.10
McDonald’s Corp	Consumer, Cyclical	793	124,084	1.05
UnitedHealth Group Inc	Consumer, Non-cyclical	564	120,590	1.02
Duke Energy Corp	Utilities	1,540	119,318	1.01
Southern Co/The	Utilities	2,600	116,105	0.98
American Electric Power Co Inc	Utilities	1,559	106,917	0.90
Merck & Co Inc	Consumer, Non-cyclical	1,918	104,477	0.88
Consolidated Edison Inc	Utilities	1,329	103,559	0.87
Exelon Corp	Utilities	2,653	103,500	0.87
Xcel Energy Inc	Utilities	2,273	103,370	0.87
Dominion Energy Inc	Utilities	1,504	101,434	0.86
WEC Energy Group Inc	Utilities	1,605	100,646	0.85
Edison International	Utilities	1,571	100,025	0.84
PG&E Corp	Utilities	2,269	99,661	0.84
3M Co	Industrial	446	97,889	0.83
CMS Energy Corp	Utilities	2,142	97,022	0.82
Dr Pepper Snapple Group Inc	Consumer, Non-cyclical	819	96,964	0.82
Public Service Enterprise Group Inc	Utilities	1,920	96,479	0.81
DTE Energy Co	Utilities	921	96,199	0.81
Colgate-Palmolive Co	Consumer, Non-cyclical	1,339	95,978	0.81
Public Storage	Financial	479	95,897	0.81
Comcast Corp	Communications	2,784	95,139	0.80
Alliant Energy Corp	Utilities	2,300	93,976	0.79
Eversource Energy	Utilities	1,586	93,439	0.79
AvalonBay Communities Inc	Financial	566	93,091	0.79
Ameren Corp	Utilities	1,637	92,682	0.78
American Water Works Co Inc	Utilities	1,124	92,273	0.78
Entergy Corp	Utilities	1,168	92,051	0.78
Pinnacle West Capital Corp	Utilities	1,133	90,379	0.76
Realty Income Corp	Financial	1,745	90,257	0.76
FirstEnergy Corp	Utilities	2,634	89,577	0.76
Sempra Energy	Utilities	800	89,030	0.75
Crown Castle International Corp	Financial	804	88,099	0.74
Clorox Co/The	Consumer, Non-cyclical	653	86,976	0.73
Eli Lilly & Co	Consumer, Non-cyclical	1,123	86,916	0.73
Welltower Inc	Financial	1,596	86,845	0.73
Essex Property Trust Inc	Financial	357	85,918	0.73
Simon Property Group Inc	Financial	556	85,765	0.72

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSMOUS) of common stock

Common Stocks	Sector	Shares	Value	Weight

Microsoft Corp	Technology	7,721	$704,721	3.14%
Amazon.com Inc	Communications	419	606,061	2.70
Johnson & Johnson	Consumer, Non-cyclical	3,860	494,668	2.20
Home Depot Inc/The	Consumer, Cyclical	2,320	413,521	1.84
Boeing Co/The	Industrial	1,213	397,695	1.77
Visa Inc	Financial	3,286	393,128	1.75
Facebook Inc	Communications	2,342	374,267	1.67
UnitedHealth Group Inc	Consumer, Non-cyclical	1,718	367,756	1.64
Mastercard Inc	Financial	2,075	363,443	1.62
Coca-Cola Co/The	Consumer, Non-cyclical	8,096	351,631	1.56
McDonald’s Corp	Consumer, Cyclical	2,113	330,458	1.47
AbbVie Inc	Consumer, Non-cyclical	3,463	327,781	1.46
3M Co	Industrial	1,433	314,586	1.40
Walmart Inc	Consumer, Cyclical	3,513	312,554	1.39
PayPal Holdings Inc	Consumer, Non-cyclical	3,860	292,881	1.30
NextEra Energy Inc	Utilities	1,783	291,194	1.30
Chevron Corp	Energy	2,523	287,747	1.28
Progressive Corp/The	Financial	4,561	277,889	1.24
Intuitive Surgical Inc	Consumer, Non-cyclical	665	274,339	1.22
Texas Instruments Inc	Technology	2,633	273,560	1.22
Accenture PLC	Technology	1,758	269,836	1.20
Caterpillar Inc	Industrial	1,794	264,411	1.18
Adobe Systems Inc	Technology	1,216	262,733	1.17
Cboe Global Markets Inc	Financial	2,224	253,711	1.13
Align Technology Inc	Consumer, Non-cyclical	996	250,010	1.11
SBA Communications Corp	Financial	1,457	249,050	1.11
T Rowe Price Group Inc	Financial	2,257	243,717	1.08
Constellation Brands Inc	Consumer, Non-cyclical	1,065	242,775	1.08
American Tower Corp	Financial	1,636	237,846	1.06
Estee Lauder Cos Inc/The	Consumer, Non-cyclical	1,587	237,640	1.06
VF Corp	Consumer, Cyclical	3,109	230,418	1.03
Zoetis Inc	Consumer, Non-cyclical	2,755	230,092	1.02
DR Horton Inc	Consumer, Cyclical	5,190	227,532	1.01
Total System Services Inc	Consumer, Non-cyclical	2,618	225,833	1.01
Deere & Co	Industrial	1,441	223,864	1.00
Wynn Resorts Ltd	Consumer, Cyclical	1,207	220,062	0.98
PulteGroup Inc	Consumer, Cyclical	7,069	208,461	0.93
S&P Global Inc	Consumer, Non-cyclical	1,089	208,152	0.93
Honeywell International Inc	Industrial	1,436	207,456	0.92
Valero Energy Corp	Energy	2,234	207,260	0.92
Brown-Forman Corp	Consumer, Non-cyclical	3,807	207,109	0.92
Marriott International Inc/MD	Consumer, Cyclical	1,502	204,275	0.91
Abbott Laboratories	Consumer, Non-cyclical	3,407	204,118	0.91
BlackRock Inc	Financial	376	203,883	0.91
PepsiCo Inc	Consumer, Non-cyclical	1,856	202,625	0.90
Anthem Inc	Consumer, Non-cyclical	912	200,351	0.89
Avery Dennison Corp	Consumer, Non-cyclical	1,869	198,629	0.88
Aflac Inc	Financial	4,468	195,531	0.87
Booking Holdings Inc	Communications	94	195,388	0.87
Xylem Inc/NY	Industrial	2,539	195,301	0.87

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSQUUS) of common stock

Common Stocks	Sector	Shares	Value	Weight

Microsoft Corp	Technology	8,479	$773,846	3.51%
Johnson & Johnson	Consumer, Non-cyclical	4,579	586,738	2.66
Verizon Communications Inc	Communications	8,657	413,994	1.88
Edwards Lifesciences Corp	Consumer, Non-cyclical	2,778	387,631	1.76
Mastercard Inc	Financial	2,124	372,066	1.69
Baxter International Inc	Consumer, Non-cyclical	5,210	338,845	1.54
Illumina Inc	Consumer, Non-cyclical	1,372	324,445	1.47
Philip Morris International Inc	Consumer, Non-cyclical	2,991	297,342	1.35
Intuit Inc	Technology	1,707	295,955	1.34
Eli Lilly & Co	Consumer, Non-cyclical	3,741	289,472	1.31
Xilinx Inc	Technology	3,871	279,668	1.27
Wells Fargo & Co	Financial	5,236	274,434	1.25
Texas Instruments Inc	Technology	2,566	266,623	1.21
Seagate Technology PLC	Technology	4,286	250,804	1.14
International Business Machines Corp	Technology	1,612	247,307	1.12
F5 Networks Inc	Communications	1,610	232,799	1.06
Synopsys Inc	Technology	2,773	230,856	1.05
NetApp Inc	Technology	3,740	230,751	1.05
Adobe Systems Inc	Technology	1,034	223,430	1.01
Chevron Corp	Energy	1,862	212,387	0.96
McDonald’s Corp	Consumer, Cyclical	1,324	207,056	0.94
Home Depot Inc/The	Consumer, Cyclical	1,160	206,830	0.94
Cisco Systems Inc	Communications	4,781	205,058	0.93
Motorola Solutions Inc	Communications	1,925	202,681	0.92
Anthem Inc	Consumer, Non-cyclical	922	202,611	0.92
Varian Medical Systems Inc	Consumer, Non-cyclical	1,636	200,696	0.91
S&P Global Inc	Consumer, Non-cyclical	1,024	195,586	0.89
Red Hat Inc	Technology	1,286	192,321	0.87
EOG Resources Inc	Energy	1,810	190,548	0.87
Starbucks Corp	Consumer, Cyclical	3,271	189,363	0.86
HP Inc	Technology	8,616	188,863	0.86
Honeywell International Inc	Industrial	1,281	185,176	0.84
Amgen Inc	Consumer, Non-cyclical	1,070	182,479	0.83
Merck & Co Inc	Consumer, Non-cyclical	3,307	180,120	0.82
Marsh & McLennan Cos Inc	Financial	2,169	179,105	0.81
Caterpillar Inc	Industrial	1,185	174,627	0.79
Juniper Networks Inc	Communications	7,114	173,088	0.79
Monster Beverage Corp	Consumer, Non-cyclical	2,997	171,431	0.78
Walt Disney Co/The	Communications	1,698	170,531	0.77
US Bancorp	Financial	3,289	166,119	0.75
PepsiCo Inc	Consumer, Non-cyclical	1,497	163,364	0.74
Boston Scientific Corp	Consumer, Non-cyclical	5,972	163,142	0.74
Oracle Corp	Technology	3,500	160,138	0.73
United Technologies Corp	Industrial	1,263	158,967	0.72
Emerson Electric Co	Industrial	2,312	157,898	0.72
T Rowe Price Group Inc	Financial	1,448	156,290	0.71
Netflix Inc	Communications	524	154,820	0.70
Hershey Co/The	Consumer, Non-cyclical	1,545	152,845	0.69
Marathon Petroleum Corp	Energy	2,069	151,243	0.69
Weyerhaeuser Co	Financial	4,303	150,616	0.68

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVAUS) of common stock

Common Stocks	Sector	Shares	Value	Weight

Apple Inc	Technology	5,451	$914,522	4.16%
AT&T Inc	Communications	11,821	421,403	1.92
JPMorgan Chase & Co	Financial	3,485	383,235	1.74
Micron Technology Inc	Technology	6,996	364,791	1.66
Western Digital Corp	Technology	3,781	348,907	1.59
International Business Machines Corp	Technology	2,266	347,624	1.58
Exxon Mobil Corp	Energy	4,201	313,460	1.43
DXC Technology Co	Technology	3,097	311,383	1.42
Valero Energy Corp	Energy	3,315	307,500	1.40
Intel Corp	Technology	5,661	294,833	1.34
Wells Fargo & Co	Financial	5,622	294,655	1.34
HP Inc	Technology	12,603	276,248	1.26
Marathon Petroleum Corp	Energy	3,674	268,572	1.22
UnitedHealth Group Inc	Consumer, Non-cyclical	1,240	265,333	1.21
Juniper Networks Inc	Communications	10,682	259,891	1.18
NetApp Inc	Technology	3,980	245,554	1.12
Boeing Co/The	Industrial	720	235,939	1.07
Lam Research Corp	Technology	1,145	232,523	1.06
Oracle Corp	Technology	4,928	225,474	1.03
Alliance Data Systems Corp	Financial	1,057	224,926	1.02
Applied Materials Inc	Technology	3,969	220,696	1.00
Seagate Technology PLC	Technology	3,647	213,408	0.97
Walmart Inc	Consumer, Cyclical	2,256	200,710	0.91
CA Inc	Technology	5,900	200,024	0.91
Prudential Financial Inc	Financial	1,861	192,748	0.88
Comcast Corp	Communications	5,618	191,983	0.87
MetLife Inc	Financial	4,174	191,548	0.87
Express Scripts Holding Co	Consumer, Non-cyclical	2,641	182,419	0.83
National Oilwell Varco Inc	Energy	4,904	180,520	0.82
Walt Disney Co/The	Communications	1,757	176,448	0.80
Centene Corp	Consumer, Non-cyclical	1,596	170,568	0.78
Envision Healthcare Corp	Consumer, Non-cyclical	4,414	169,639	0.77
McKesson Corp	Consumer, Non-cyclical	1,201	169,193	0.77
CVS Health Corp	Consumer, Non-cyclical	2,663	165,675	0.75
Walgreens Boots Alliance Inc	Consumer, Cyclical	2,451	160,462	0.73
Anthem Inc	Consumer, Non-cyclical	729	160,238	0.73
Allstate Corp/The	Financial	1,679	159,180	0.72
Assurant Inc	Financial	1,727	157,825	0.72
Symantec Corp	Communications	5,988	154,779	0.70
Fidelity National Information Services I	Technology	1,589	153,064	0.70
Morgan Stanley	Financial	2,762	149,033	0.68
Lincoln National Corp	Financial	2,029	148,250	0.67
Aflac Inc	Financial	3,381	147,970	0.67
Principal Financial Group Inc	Financial	2,416	147,184	0.67
Abbott Laboratories	Consumer, Non-cyclical	2,416	144,778	0.66
F5 Networks Inc	Communications	998	144,338	0.66
Mylan NV	Consumer, Non-cyclical	3,463	142,586	0.65
Gilead Sciences Inc	Consumer, Non-cyclical	1,890	142,522	0.65
eBay Inc	Communications	3,516	141,466	0.64
Ford Motor Co	Consumer, Cyclical	12,652	140,182	0.64

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBILBEU) of common stock

Common Stocks	Sector	Shares	Value	Weight

Unilever NV	Consumer, Non-cyclical	5,091	$287,215	2.46%
Anheuser-Busch InBev SA/NV	Consumer, Non-cyclical	2,140	235,023	2.01
L’Oreal SA	Consumer, Non-cyclical	946	213,267	1.83
Danone SA	Consumer, Non-cyclical	2,606	210,644	1.81
Pernod Ricard SA	Consumer, Non-cyclical	1,061	176,431	1.51
ASML Holding NV	Technology	885	174,359	1.49
Koninklijke Ahold Delhaize NV	Consumer, Non-cyclical	7,089	167,750	1.44
Iberdrola SA	Utilities	22,032	161,815	1.39
Dassault Systemes SE	Technology	1,165	158,217	1.36
Hermes International	Consumer, Cyclical	264	156,501	1.34
Air Liquide SA	Basic Materials	1,261	154,249	1.32
adidas AG	Consumer, Cyclical	634	153,389	1.31
Heineken NV	Consumer, Non-cyclical	1,400	150,358	1.29
Kerry Group PLC	Consumer, Non-cyclical	1,475	149,026	1.28
Deutsche Wohnen SE	Financial	3,122	145,531	1.25
Thales SA	Industrial	1,183	143,912	1.23
Amadeus IT Group SA	Technology	1,940	143,108	1.23
Henkel AG & Co KGaA	Consumer, Non-cyclical	1,088	142,933	1.23
Fresenius SE & Co KGaA	Consumer, Non-cyclical	1,852	141,380	1.21
Munich Re	Financial	602	139,821	1.20
UCB SA	Consumer, Non-cyclical	1,685	137,123	1.18
Vinci SA	Industrial	1,385	136,065	1.17
Terna Rete Elettrica Nazionale SpA	Utilities	23,126	135,067	1.16
Aeroports de Paris	Industrial	619	134,735	1.15
Enagas SA	Utilities	4,919	134,481	1.15
Orpea	Consumer, Non-cyclical	1,039	131,905	1.13
Beiersdorf AG	Consumer, Non-cyclical	1,162	131,501	1.13
MAN SE	Industrial	1,126	131,220	1.12
Fresenius Medical Care AG & Co KGaA	Consumer, Non-cyclical	1,285	131,143	1.12
Colruyt SA	Consumer, Non-cyclical	2,347	129,662	1.11
Snam SpA	Utilities	27,874	127,972	1.10
Viscofan SA	Consumer, Non-cyclical	1,843	127,140	1.09
RELX NV	Consumer, Non-cyclical	6,119	126,649	1.09
Symrise AG	Basic Materials	1,555	124,959	1.07
Essilor International	Consumer, Non-cyclical	921	124,082	1.06
Glanbia PLC	Consumer, Non-cyclical	7,107	121,749	1.04
SES SA	Communications	8,949	120,902	1.04
Elisa OYJ	Communications	2,646	119,674	1.03
Ipsen SA	Consumer, Non-cyclical	762	118,284	1.01
BioMerieux	Consumer, Non-cyclical	1,435	118,275	1.01
Ackermans & van Haaren NV	Diversified	662	115,786	0.99
Wolters Kluwer NV	Communications	2,176	115,569	0.99
Bureau Veritas SA	Consumer, Non-cyclical	4,424	114,847	0.98
Davide Campari-Milano SpA	Consumer, Non-cyclical	15,091	114,138	0.98
Industria de Diseno Textil SA	Consumer, Cyclical	3,591	112,323	0.96
Abertis Infraestructuras SA	Consumer, Non-cyclical	5,010	112,261	0.96
Endesa SA	Utilities	5,049	111,057	0.95
Kering SA	Consumer, Cyclical	226	108,302	0.93
Kesko OYJ	Consumer, Non-cyclical	1,808	103,518	0.89
Proximus SADP	Communications	3,301	102,434	0.88

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIMOEU) of common stock

Common Stocks	Sector	Shares	Value	Weight

Allianz SE	Financial	1,353	$305,220	2.74%
ASML Holding NV	Technology	1,280	252,032	2.26
LVMH Moet Hennessy Louis Vuitton SE	Consumer, Cyclical	697	214,489	1.92
Kering SA	Consumer, Cyclical	420	200,968	1.80
Airbus SE	Industrial	1,742	200,951	1.80
Amadeus IT Group SA	Technology	2,399	176,932	1.59
Safran SA	Industrial	1,643	173,734	1.56
Enel SpA	Utilities	26,605	162,619	1.46
Deutsche Post AG	Industrial	3,667	160,198	1.44
Wirecard AG	Consumer, Non-cyclical	1,300	153,365	1.37
ING Groep NV	Financial	9,020	151,983	1.36
Vonovia SE	Financial	3,069	151,930	1.36
BE Semiconductor Industries NV	Technology	1,435	146,548	1.31
Abertis Infraestructuras SA	Consumer, Non-cyclical	6,478	145,151	1.30
Vinci SA	Industrial	1,416	139,103	1.25
Koninklijke DSM NV	Basic Materials	1,382	137,059	1.23
Deutsche Lufthansa AG	Consumer, Cyclical	4,274	136,335	1.22
Aeroports de Paris	Industrial	618	134,499	1.21
Umicore SA	Basic Materials	2,527	133,437	1.20
Neste Oyj	Energy	1,890	131,573	1.18
Veolia Environnement SA	Utilities	5,553	131,434	1.18
Siltronic AG	Technology	764	130,490	1.17
Rheinmetall AG	Consumer, Cyclical	911	129,298	1.16
Cellnex Telecom SA	Communications	4,834	128,958	1.16
Faurecia SA	Consumer, Cyclical	1,594	128,843	1.15
FinecoBank Banca Fineco SpA	Financial	10,646	127,893	1.15
Pernod Ricard SA	Consumer, Non-cyclical	765	127,236	1.14
Ubisoft Entertainment SA	Technology	1,487	125,309	1.12
Ferrari NV	Consumer, Cyclical	1,043	125,153	1.12
Eurazeo SA	Financial	1,353	124,349	1.11
Stora Enso OYJ	Basic Materials	6,752	123,937	1.11
Aroundtown SA	Financial	15,139	122,141	1.09
AXA SA	Financial	4,581	121,681	1.09
Rubis SCA	Utilities	1,683	121,378	1.09
Infineon Technologies AG	Technology	4,485	119,928	1.07
Heineken NV	Consumer, Non-cyclical	1,110	119,142	1.07
Gecina SA	Financial	682	118,264	1.06
Eiffage SA	Industrial	1,033	117,478	1.05
NN Group NV	Financial	2,621	116,169	1.04
KBC Group NV	Financial	1,334	116,044	1.04
Axel Springer SE	Communications	1,382	115,604	1.04
Engie SA	Utilities	6,915	115,283	1.03
Fraport AG Frankfurt Airport Services Wo	Industrial	1,152	113,459	1.02
Fiat Chrysler Automobiles NV	Consumer, Cyclical	5,394	109,479	0.98
Dassault Systemes SE	Technology	799	108,482	0.97
Porsche Automobil Holding SE	Consumer, Cyclical	1,304	108,228	0.97
Moncler SpA	Consumer, Cyclical	2,846	108,147	0.97
ICADE	Financial	1,068	103,653	0.93
Commerzbank AG	Financial	7,822	101,429	0.91
Aena SME SA	Industrial	499	100,458	0.90

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIQUEU) of common stock

Common Stocks	Sector	Shares	Value	Weight

Telefonica SA	Communications	87,342	$862,347	4.82%
TOTAL SA	Energy	11,442	649,120	3.63
Bayer AG	Consumer, Non-cyclical	4,994	563,714	3.15
Beiersdorf AG	Consumer, Non-cyclical	4,955	560,753	3.14
Danone SA	Consumer, Non-cyclical	6,920	559,404	3.13
Koninklijke Philips NV	Industrial	12,250	469,537	2.63
KBC Group NV	Financial	5,267	458,068	2.56
Allianz SE	Financial	1,971	444,595	2.49
UCB SA	Consumer, Non-cyclical	5,349	435,366	2.43
FinecoBank Banca Fineco SpA	Financial	35,208	422,955	2.37
Sampo Oyj	Financial	7,472	415,936	2.33
L’Oreal SA	Consumer, Non-cyclical	1,790	403,639	2.26
Enel SpA	Utilities	62,053	379,291	2.12
Unilever NV	Consumer, Non-cyclical	6,400	361,025	2.02
ING Groep NV	Financial	20,570	346,577	1.94
Azimut Holding SpA	Financial	15,769	338,319	1.89
Suez	Utilities	22,929	331,909	1.86
Merlin Properties Socimi SA	Financial	21,405	327,475	1.83
Atos SE	Technology	2,237	305,698	1.71
Essilor International	Consumer, Non-cyclical	2,252	303,503	1.70
Aegon NV	Financial	44,056	296,699	1.66
AXA SA	Financial	10,190	270,695	1.51
BE Semiconductor Industries NV	Technology	2,611	266,714	1.49
ABN AMRO Group NV	Financial	8,757	263,523	1.47
Amadeus IT Group SA	Technology	3,468	255,789	1.43
Deutsche Post AG	Industrial	5,697	248,864	1.39
Eni SpA	Energy	13,140	230,892	1.29
STMicroelectronics NV	Technology	10,274	227,250	1.27
Hannover Rueck SE	Financial	1,608	219,295	1.23
Schneider Electric SE	Industrial	2,329	204,383	1.14
Infineon Technologies AG	Technology	7,101	189,853	1.06
Wolters Kluwer NV	Communications	3,538	187,907	1.05
Ferrari NV	Consumer, Cyclical	1,541	184,889	1.03
Cie de Saint-Gobain	Industrial	3,439	181,288	1.01
Industria de Diseno Textil SA	Consumer, Cyclical	5,771	180,503	1.01
Akzo Nobel NV	Basic Materials	1,904	179,661	1.00
Prysmian SpA	Industrial	5,612	175,998	0.98
Bankinter SA	Financial	16,969	174,379	0.98
Rheinmetall AG	Consumer, Cyclical	1,219	172,931	0.97
Legrand SA	Industrial	2,206	172,787	0.97
Arkema SA	Basic Materials	1,291	168,281	0.94
Linde AG	Basic Materials	797	167,698	0.94
Fiat Chrysler Automobiles NV	Consumer, Cyclical	8,246	167,355	0.94
Peugeot SA	Consumer, Cyclical	6,893	165,724	0.93
RELX NV	Consumer, Non-cyclical	7,921	163,962	0.92
OSRAM Licht AG	Industrial	2,145	157,618	0.88
Michelin	Consumer, Cyclical	998	147,109	0.82
adidas AG	Consumer, Cyclical	590	142,624	0.80
RTL Group SA	Communications	1,700	141,008	0.79
ProSiebenSat.1 Media SE	Communications	4,058	140,645	0.79

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIVAEU) of common stock

Common Stocks	Sector	Shares	Value	Weight

Koninklijke Philips NV	Industrial	19,627	$752,276	4.65%
TOTAL SA	Energy	10,610	601,956	3.72
Telecom Italia SpA/Milano	Communications	585,613	555,287	3.44
Fresenius SE & Co KGaA	Consumer, Non-cyclical	7,003	534,475	3.31
BNP Paribas SA	Financial	6,994	517,525	3.20
Allianz SE	Financial	1,828	412,291	2.55
Aegon NV	Financial	56,867	382,981	2.37
NN Group NV	Financial	8,390	371,878	2.30
Assicurazioni Generali SpA	Financial	17,838	342,792	2.12
Danone SA	Consumer, Non-cyclical	3,910	316,108	1.96
Koninklijke Ahold Delhaize NV	Consumer, Non-cyclical	13,334	315,553	1.95
AXA SA	Financial	11,854	314,908	1.95
Fresenius Medical Care AG & Co KGaA	Consumer, Non-cyclical	2,917	297,647	1.84
Unione di Banche Italiane SpA	Financial	62,216	283,954	1.76
CNP Assurances	Financial	11,235	283,259	1.75
Telefonica SA	Communications	27,313	269,669	1.67
Schneider Electric SE	Industrial	2,650	232,480	1.44
Credit Agricole SA	Financial	14,268	231,723	1.43
Societe Generale SA	Financial	4,213	228,815	1.42
A2A SpA	Utilities	115,751	221,292	1.37
Capgemini SE	Technology	1,756	218,518	1.35
BASF SE	Basic Materials	2,135	216,577	1.34
Banco BPM SpA	Financial	61,484	213,011	1.32
Engie SA	Utilities	12,712	211,923	1.31
Saipem SpA	Energy	52,641	206,004	1.27
Casino Guichard Perrachon SA	Consumer, Non-cyclical	4,015	196,578	1.22
Veolia Environnement SA	Utilities	8,066	190,901	1.18
Nokia OYJ	Communications	33,153	182,869	1.13
OMV AG	Energy	2,982	173,389	1.07
Peugeot SA	Consumer, Cyclical	7,140	171,683	1.06
Fiat Chrysler Automobiles NV	Consumer, Cyclical	8,431	171,099	1.06
Vinci SA	Industrial	1,737	170,657	1.06
Enel SpA	Utilities	27,316	166,965	1.03
Eiffage SA	Industrial	1,453	165,240	1.02
Deutsche Lufthansa AG	Consumer, Cyclical	5,098	162,628	1.01
Atos SE	Technology	1,175	160,596	0.99
ArcelorMittal	Basic Materials	4,980	157,395	0.97
METRO AG	Technology	25,566	156,896	0.97
Mapfre SA	Financial	42,259	140,376	0.87
Publicis Groupe SA	Communications	1,963	136,562	0.84
Distribuidora Internacional de Alimentac	Consumer, Non-cyclical	32,071	135,960	0.84
Air France-KLM	Consumer, Cyclical	12,127	134,382	0.83
Pernod Ricard SA	Consumer, Non-cyclical	784	130,430	0.81
UPM-Kymmene OYJ	Basic Materials	3,514	130,075	0.80
Dialog Semiconductor PLC	Technology	5,444	129,198	0.80
Philips Lighting NV	Industrial	3,423	128,389	0.79
CRH PLC	Industrial	3,760	127,500	0.79
CNH Industrial NV	Industrial	10,276	126,765	0.78
Michelin	Consumer, Cyclical	844	124,386	0.77
Konecranes OYJ	Industrial	2,845	123,313	0.76

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At March 31, 2018, the Fund had the following purchased & written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	2,200.00 USD	05/18/2018	7	$1,848,609	$3,605	$5,062	$(1,457)

Total calls				7		$3,605	$5,062	$(1,457)

Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,000.00 USD	04/20/2018	3	792,261	180	1,793	(1,613)
S&P 500 Index	Morgan Stanley Co., Inc.	2,050.00 USD	04/20/2018	1	264,087	80	461	(381)
S&P 500 Index	Morgan Stanley Co., Inc.	2,200.00 USD	04/20/2018	1	264,087	125	677	(552)
S&P 500 Index	Morgan Stanley Co., Inc.	2,250.00 USD	04/20/2018	5	1,320,435	700	2,638	(1,938)
S&P 500 Index	Morgan Stanley Co., Inc.	2,325.00 USD	04/20/2018	4	1,056,348	900	2,313	(1,413)
S&P 500 Index	Morgan Stanley Co., Inc.	2,350.00 USD	04/20/2018	10	2,640,870	2,650	4,972	(2,322)
S&P 500 Index	Morgan Stanley Co., Inc.	2,425.00 USD	04/20/2018	6	1,584,522	3,570	3,442	128
S&P 500 Index	Morgan Stanley Co., Inc.	2,000.00 USD	05/18/2018	12	3,169,044	2,820	6,198	(3,378)
S&P 500 Index	Morgan Stanley Co., Inc.	2,150.00 USD	05/18/2018	7	1,848,609	2,835	4,015	(1,180)
S&P 500 Index	Morgan Stanley Co., Inc.	2,300.00 USD	05/18/2018	4	1,056,348	3,360	3,100	260
S&P 500 Index	Morgan Stanley Co., Inc.	2,350.00 USD	05/18/2018	1	264,087	1,220	758	462
S&P 500 Index	Morgan Stanley Co., Inc.	2,050.00 USD	06/15/2018	5	1,320,435	2,950	4,303	(1,353)
S&P 500 Index	Morgan Stanley Co., Inc.	2,150.00 USD	06/15/2018	12	3,169,044	10,560	10,057	503
S&P 500 Index	Morgan Stanley Co., Inc.	2,200.00 USD	06/15/2018	6	1,584,522	6,480	5,614	866
S&P 500 Index	Morgan Stanley Co., Inc.	1,950.00 USD	07/20/2018	2	528,174	1,400	2,010	(610)
S&P 500 Index	Morgan Stanley Co., Inc.	2,100.00 USD	07/20/2018	1	264,087	1,280	1,007	273

Total puts				80		$41,110	$53,358	$(12,248)

Total purchased options contracts				87		$44,715	$58,420	$(13,705)

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	2,725.00 USD	04/20/2018	7	(1,848,609)	(9,065)	(38,922)	29,857
S&P 500 Index	Morgan Stanley Co., Inc.	2,750.00 USD	04/20/2018	3	(792,261)	(1,980)	(14,630)	12,650
S&P 500 Index	Morgan Stanley Co., Inc.	2,800.00 USD	04/20/2018	4	(1,056,348)	(1,260)	(16,972)	15,712
S&P 500 Index	Morgan Stanley Co., Inc.	2,825.00 USD	04/20/2018	6	(1,584,522)	(1,290)	(19,896)	18,606
S&P 500 Index	Morgan Stanley Co., Inc.	2,875.00 USD	04/20/2018	11	(2,904,957)	(880)	(34,151)	33,271
S&P 500 Index	Morgan Stanley Co., Inc.	2,725.00 USD	05/18/2018	7	(1,848,609)	(17,500)	(52,115)	34,615
S&P 500 Index	Morgan Stanley Co., Inc.	2,750.00 USD	05/18/2018	5	(1,320,435)	(10,895)	(30,764)	19,869
S&P 500 Index	Morgan Stanley Co., Inc.	2,775.00 USD	05/18/2018	9	(2,376,783)	(12,600)	(47,370)	34,770
S&P 500 Index	Morgan Stanley Co., Inc.	2,800.00 USD	05/18/2018	5	(1,320,435)	(4,735)	(22,980)	18,245
S&P 500 Index	Morgan Stanley Co., Inc.	2,875.00 USD	05/18/2018	4	(1,056,348)	(1,240)	(16,373)	15,133
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	06/15/2018	4	(1,056,348)	(24,240)	(20,857)	(3,383)
S&P 500 Index	Morgan Stanley Co., Inc.	2,775.00 USD	06/15/2018	10	(2,640,870)	(22,000)	(55,713)	33,713
S&P 500 Index	Morgan Stanley Co., Inc.	2,800.00 USD	06/15/2018	3	(792,261)	(5,550)	(17,836)	12,286
S&P 500 Index	Morgan Stanley Co., Inc.	2,825.00 USD	06/15/2018	6	(1,584,522)	(7,740)	(25,046)	17,306
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	07/20/2018	2	(528,174)	(16,080)	(13,988)	(2,092)
S&P 500 Index	Morgan Stanley Co., Inc.	2,775.00 USD	07/20/2018	1	(264,087)	(3,730)	(6,453)	2,723

Total calls				87		$(140,785)	$(434,066)	$293,281

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written options contracts: (continued)
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,625.00 USD	04/20/2018	1	$(264,087)	$(4,018)	$(4,219)	$201
S&P 500 Index	Morgan Stanley Co., Inc.	2,650.00 USD	04/20/2018	5	(1,320,435)	(25,750)	(25,164)	(586)
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	04/20/2018	3	(792,261)	(18,960)	(13,063)	(5,897)
S&P 500 Index	Morgan Stanley Co., Inc.	2,725.00 USD	04/20/2018	4	(1,056,348)	(36,000)	(18,337)	(17,663)
S&P 500 Index	Morgan Stanley Co., Inc.	2,750.00 USD	04/20/2018	6	(1,584,522)	(61,140)	(36,272)	(24,868)
S&P 500 Index	Morgan Stanley Co., Inc.	2,800.00 USD	04/20/2018	11	(2,904,957)	(163,856)	(71,898)	(91,958)
S&P 500 Index	Morgan Stanley Co., Inc.	2,625.00 USD	05/18/2018	7	(1,848,609)	(42,910)	(34,575)	(8,335)
S&P 500 Index	Morgan Stanley Co., Inc.	2,650.00 USD	05/18/2018	5	(1,320,435)	(32,000)	(33,524)	1,524
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	05/18/2018	6	(1,584,522)	(46,350)	(29,358)	(16,992)
S&P 500 Index	Morgan Stanley Co., Inc.	2,700.00 USD	05/18/2018	7	(1,848,609)	(67,130)	(37,305)	(29,825)
S&P 500 Index	Morgan Stanley Co., Inc.	2,725.00 USD	05/18/2018	1	(264,087)	(9,922)	(5,349)	(4,573)
S&P 500 Index	Morgan Stanley Co., Inc.	2,775.00 USD	05/18/2018	3	(792,261)	(42,900)	(18,100)	(24,800)
S&P 500 Index	Morgan Stanley Co., Inc.	2,800.00 USD	05/18/2018	1	(264,087)	(16,300)	(15,829)	(471)
S&P 500 Index	Morgan Stanley Co., Inc.	2,575.00 USD	06/15/2018	4	(1,056,348)	(23,620)	(30,789)	7,169
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	06/15/2018	10	(2,640,870)	(90,260)	(59,735)	(30,525)
S&P 500 Index	Morgan Stanley Co., Inc.	2,700.00 USD	06/15/2018	3	(792,261)	(32,250)	(18,875)	(13,375)
S&P 500 Index	Morgan Stanley Co., Inc.	2,725.00 USD	06/15/2018	6	(1,584,522)	(67,782)	(41,606)	(26,176)
S&P 500 Index	Morgan Stanley Co., Inc.	2,550.00 USD	07/20/2018	2	(528,174)	(13,700)	(17,127)	3,427
S&P 500 Index	Morgan Stanley Co., Inc.	2,675.00 USD	07/20/2018	1	(264,087)	(11,100)	(7,351)	(3,749)

Total puts				86		$(805,948)	$(518,476)	$(287,472)

Total written options contracts				173		$(946,733)	$(952,542)	$5,809

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – 3.5%
FHLMC – 1.8%
$85	5.000%	04/01/2018	$ 86
224	5.000	05/01/2018	225
326	5.000	06/01/2018	326
1,062	5.000	07/01/2018	1,064
131	5.000	08/01/2018	132
305	5.000	10/01/2018	306
666	5.000	11/01/2018	669
156	5.000	02/01/2019	158
23,754	5.500	01/01/2020	24,161
48,722	5.000	11/01/2025	52,050
77,701	5.000	08/01/2028	83,009
15,141	5.000	01/01/2033	16,227
1,255	5.000	03/01/2033	1,354
7,010	5.000	04/01/2033	7,566
1,173	5.000	05/01/2033	1,266
4,111	5.000	06/01/2033	4,438
26,171	5.000	07/01/2033	28,249
36,199	5.000	08/01/2033	39,067
3,139	5.000	09/01/2033	3,388
7,778	5.000	10/01/2033	8,395
15,559	5.000	11/01/2033	16,794
9,337	5.000	12/01/2033	10,078
8,755	5.000	01/01/2034	9,450
26,216	5.000	02/01/2034	28,296
10,858	5.000	03/01/2034	11,719
16,963	5.000	04/01/2034	18,309
29,945	5.000	05/01/2034	32,322
407,241	5.000	06/01/2034	439,565
5,120	5.000	11/01/2034	5,526
107,411	5.000	04/01/2035	115,937
1,853,678	5.000	07/01/2035	2,000,723
11,742	5.000	11/01/2035	12,674
85,206	5.000	03/01/2036	92,028
26,874	5.000	03/01/2037	28,953
85,035	5.000	12/01/2037	91,582
147,109	5.000	02/01/2038	158,467
393,110	5.000	03/01/2038	424,487
197,632	5.000	07/01/2038	213,406
179,442	5.000	11/01/2038	193,765
437,419	5.000	12/01/2038	471,479
242,175	5.000	01/01/2039	261,505
56,679	5.000	02/01/2039	61,202
1,384,311	7.000	02/01/2039	1,589,658
402,576	5.000	06/01/2041	434,265

			6,994,326

FNMA – 1.7% 203
	5.000	04/01/2018	203
54	5.500	01/01/2019	54
3,385	5.500	02/01/2019	3,408
4,240	5.500	03/01/2019	4,273
2,179	5.500	04/01/2019	2,199
2,033	5.500	05/01/2019	2,056
9,346	5.500	06/01/2019	9,425
31,423	5.500	07/01/2019	31,732
32,855	5.500	08/01/2019	33,175
29,022	5.500	09/01/2019	29,448
7,392	5.500	10/01/2019	7,500
10,677	5.500	11/01/2019	10,831
16,651	5.500	12/01/2019	16,912
1,385	5.500	01/01/2020	1,409
363	5.500	06/01/2020	367
176,116	5.500	07/01/2020	178,914

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FNMA – (continued)
$6,043	6.000%	03/01/2034	$ 6,751
22,345	6.000	08/01/2034	24,970
115,898	6.000	08/01/2035	129,452
112,063	6.000	09/01/2035	125,375
26,726	6.000	10/01/2035	29,892
199,299	6.000	11/01/2035	222,915
607,182	6.000	03/01/2036	678,528
5,584	6.000	06/01/2036	6,243
1,090,142	6.000	09/01/2036	1,205,937
221,197	6.000	12/01/2036	246,964
17,817	6.000	02/01/2037	19,907
2,174	6.000	04/01/2037	2,416
4,124	6.000	05/01/2037	4,599
100,150	6.000	06/01/2037	111,876
76,200	6.000	07/01/2037	85,122
249,834	6.000	08/01/2037	277,741
71,834	6.000	09/01/2037	80,231
14,518	6.000	10/01/2037	16,209
90,725	5.000	11/01/2037	98,063
33,103	6.000	11/01/2037	37,213
2,713	6.000	12/01/2037	3,049
316,445	6.000	01/01/2038	353,262
54,241	6.000	03/01/2038	60,710
12,409	6.000	04/01/2038	13,817
17,847	6.000	05/01/2038	19,895
1,576	6.000	09/01/2038	1,763
82,271	6.000	10/01/2038	91,967
3,433	6.000	12/01/2038	3,816
2,869	6.000	01/01/2039	3,204
787,385	7.000	03/01/2039	904,564
11,612	4.000	08/01/2039	12,033
27,809	4.500	02/01/2040	29,128
3,558	6.000	04/01/2040	3,974
153,573	6.000	06/01/2040	171,549
345,226	6.000	05/01/2041	385,033
257,881	5.000	07/01/2041	278,461
147,160	4.500	08/01/2041	155,576

			6,234,111

TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,188,912)			$13,228,437

Collateralized Mortgage Obligations – 7.5%
Agency Multi-Family(a) – 5.8%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K011, Class A2
$5,500,000	4.084%	11/25/2020	$ 5,650,148
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K714, Class A2
16,400,000	3.034	10/25/2020	16,464,629

			22,114,777

Regular Floater(a)(b) – 0.7%
FHLMC REMIC Series 3371, Class FA
213,379	2.377	09/15/2037	215,800
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A
322,637	2.161	10/07/2020	323,658
NCUA Guaranteed Notes Trust Series 2011-R2, Class 1A
1,076,592	2.111	02/06/2020	1,078,106

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Regular Floater(a)(b) – (continued)
NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A
$620,277	2.150%	03/11/2020	$ 621,149

			2,238,713

Sequential Fixed Rate – 1.0%
FHLMC REMIC Series 2755, Class ZA(b)
497,403	5.000	02/15/2034	533,633
FHLMC REMIC Series 4273, Class PD(b)
1,369,171	6.500	11/15/2043	1,558,064
FNMA REMIC Series 2012-111, Class B
428,673	7.000	10/25/2042	488,424
FNMA REMIC Series 2012-153, Class B
1,461,544	7.000	07/25/2042	1,668,278

			4,248,399

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,458,689)			$ 28,601,889

Asset-Backed Securities(a)(b) – 0.1%
Home Equity – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
$20,721	6.955%	09/25/2037	$ 20,930
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
80,344	6.805	09/25/2037	82,590
NCUA Guaranteed Notes Trust Series 2010-A1, Class A
236,757	1.929	12/07/2020	237,069

TOTAL ASSET-BACKED SECURITIES (Cost $338,011)			$ 340,589

U.S. Treasury Obligations – 21.7%
U.S. Treasury Bonds
$1,100,000	2.750%	11/15/2042	$ 1,062,006
2,000,000	3.625	02/15/2044	2,241,060
7,700,000	3.000 (c)	11/15/2044	7,753,668
5,170,000	3.000	05/15/2045	5,204,329
U.S. Treasury Inflation Linked Notes (TIPS)
3,002,356	0.125	04/15/2018	3,006,499
U.S. Treasury Notes
7,100,000	0.875	05/31/2018	7,090,060
4,280,000	1.375	04/30/2021	4,149,546
6,600,000	2.250	04/30/2021	6,569,376
2,720,000	1.125	06/30/2021	2,609,595
6,620,000	1.125	07/31/2021	6,341,761
26,680,000	1.875	01/31/2022	26,077,032
3,700,000	1.875	10/31/2022	3,594,772
7,070,000	2.125	07/31/2024	6,849,628
990,000	2.250	12/31/2024	963,765

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,028,112)			$ 83,513,097

Shares	Distribution Rate		Value
Exchange Traded Fund(d) – 19.5%
Goldman Sachs Treasury Access 0-1 Year ETF
750,000			$ 75,060,000

Shares	Distribution Rate	Value
Investment Company(d) – 36.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
141,543,725	1.609%	$141,543,725
(Cost $141,543,725)

TOTAL INVESTMENTS – 89.1% (Cost $344,587,449)		$342,287,737

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.9%		42,011,824

NET ASSETS – 100.0%		$384,299,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2018.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation-Protected Securities

Currency Abbreviation:
USD	— United States Dollar

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10 Year Note	74	06/20/2018	$8,964,407	$65,527
U.S. Treasury Long Bond	21	06/20/2018	3,079,125	74,484

Total				$140,011

Short position contracts:
3 Month Eurodollar	(3)	12/17/2018	(731,287)	4,081
3 Month Eurodollar	(83)	12/16/2019	(20,172,112)	(336)
U.S. Treasury 2 Year Note	(82)	06/29/2018	(17,433,969)	(739)
U.S. Treasury 5 Year Note	(741)	06/29/2018	(84,815,555)	(330,879)
U.S. Treasury Ultra Bond	(137)	06/20/2018	(21,984,219)	(697,386)

Total				$(1,025,259)

Total Futures Contracts				$(885,248)

SWAP CONTRACTS — At March 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Day Federal Fund Rate(b)	2.206%	09/04/2019	USD 46,030	$6,478	$(1,898)	$8,376
3 Month LIBOR(c)	2.139	11/20/2020	USD 32,580	(365,182)	(55,245)	(309,937)
2.852%(d)	3 Month LIBOR	09/04/2023	USD 14,940	(72,039)	9,689	(81,728)
2.275(d)	3 Month LIBOR	11/20/2023	USD 13,830	314,145	28,273	285,872
2.882(d)	3 Month LIBOR	02/28/2025	USD 2,040	(16,781)	1,446	(18,227)

TOTAL				$(133,379)	$(17,735)	$(115,644)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2018.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index(a)*	Financing Rate Received (Paid) by the Fund (%)	Counterparty	Termination Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(b)

Macquarie Commodity Product 261E Index	0.000%	Macquarie Bank Ltd.	08/15/2018	USD 117,548	$—
BAML Commodity Excess Return Strategy Index	0.000	Merrill Lynch International	05/22/2018	134,765	—
S&P GSCI Energy 1 Month Forward Index	0.000	Societe Generale SA	06/15/2018	80,245	—
	0.000	UBS AG	02/22/2019	24,939	—

TOTAL					—

(a)	Payments received monthly.
(b)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
*	The components of the basket are shown below.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLBXGSMA) of commodities

Description	Sector	Number of Contracts	Value	Weight

WTI	Energy	577	$35,141,898	26.38%
Brent	Energy	374	25,485,636	19.13
Gasoil	Energy	115	6,971,224	5.23
Gasoline RBOB	Energy	80	6,639,321	4.98
Corn	Grains	320	6,103,182	4.58
Copper	Metals	36	5,872,059	4.41
Heating Oil	Energy	67	5,622,163	4.22
Gold	Precious	39	5,103,707	3.83
Aluminum	Metals	91	4,458,006	3.35
Soybeans	Grains	87	4,451,317	3.34
Live Cattle	Meats	105	4,220,523	3.17
Natural Gas	Energy	146	3,916,745	2.94
Wheat	Grains	162	3,591,484	2.70
Lean Hogs	Meats	98	2,937,182	2.21
Cotton	Textiles	51	2,040,799	1.53
Sugar	Softs	144	1,964,256	1.47
Zinc	Metals	22	1,807,054	1.36
Feeder Cattle	Meats	22	1,425,949	1.07
Kansas Wheat	Grains	59	1,360,343	1.02
Lead	Metals	18	1,060,383	0.80
Nickel	Metals	13	1,015,198	0.76
Coffee	Softs	22	968,887	0.73
Silver	Precious	7	553,788	0.42
Cocoa	Softs	20	493,038	0.37

A basket (MLBXGSMA) of commodities

Description	Sector	Number of Contracts	Value	Weight

WTI	Energy	577	$1,031,567	26.38%
Brent	Energy	374	748,114	19.13
Gasoil	Energy	115	204,636	5.23
Gasoline RBOB	Energy	80	194,893	4.98
Corn	Grains	320	179,155	4.58
Copper	Metals	36	172,370	4.41
Heating Oil	Energy	67	165,035	4.22
Gold	Precious	39	149,816	3.83
Aluminum	Metals	91	130,862	3.35
Soybeans	Grains	87	130,665	3.34
Live Cattle	Meats	105	123,891	3.17
Natural Gas	Energy	146	114,973	2.94
Wheat	Grains	162	105,426	2.70
Lean Hogs	Meats	98	86,219	2.21
Cotton	Textiles	51	59,906	1.53
Sugar	Softs	144	57,659	1.47
Zinc	Metals	22	53,045	1.36
Feeder Cattle	Meats	22	41,858	1.07
Kansas Wheat	Grains	59	39,932	1.02
Lead	Metals	18	31,127	0.80
Nickel	Metals	13	29,800	0.76
Coffee	Softs	22	28,441	0.73
Silver	Precious	7	16,256	0.42
Cocoa	Softs	20	14,473	0.37

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLBXGSMA) of commodities

Description	Sector	Number of Contracts	Value	Weight

WTI	Energy	577.12	$998,013	26.38%
Brent	Energy	373.69	723,780	19.13
Gasoil	Energy	114.69	197,979	5.23
Gasoline RBOB	Energy	79.54	188,554	4.98
Corn	Grains	320.06	173,327	4.58
Copper	Metals	35.63	166,764	4.41
Heating Oil	Energy	67.34	159,667	4.22
Gold	Precious	39.09	144,943	3.83
Aluminum	Metals	90.82	126,605	3.35
Soybeans	Grains	86.64	126,415	3.34
Live Cattle	Meats	104.58	119,861	3.17
Natural Gas	Energy	145.71	111,234	2.94
Wheat	Grains	161.93	101,996	2.70
Lean Hogs	Meats	97.53	83,415	2.21
Cotton	Textiles	50.94	57,958	1.53
Sugar	Softs	144.38	55,784	1.47
Zinc	Metals	22.42	51,320	1.36
Feeder Cattle	Meats	21.63	40,496	1.07
Kansas Wheat	Grains	59.20	38,633	1.02
Lead	Metals	17.99	30,114	0.80
Nickel	Metals	12.96	28,831	0.76
Coffee	Softs	22.23	27,516	0.73
Silver	Precious	6.92	15,727	0.42
Cocoa	Softs	19.61	14,002	0.37

A basket (MQCP261E) of commodities

Description	Sector	Number of Contracts	Value	Weight

WTI	Energy	552.16	$34,184,211	26.38%
Brent	Energy	357.53	24,791,101	19.13
Gasoil	Energy	109.73	6,781,244	5.23
Gasoline	Energy	76.10	6,458,386	4.98
Corn	Grains	306.22	5,936,858	4.58
Copper	Metals	34.09	5,712,034	4.41
Heating Oil	Energy	64.43	5,468,948	4.22
Gold	Precious	37.40	4,964,621	3.83
Aluminum	Metals	86.89	4,336,516	3.35
Soybeans	Grains	82.89	4,330,010	3.34
Live Cattle	Meats	100.06	4,105,506	3.17
Natural Gas	Energy	139.41	3,810,005	2.94
Wheat	Grains	154.93	3,493,609	2.70
Lean Hogs	Meats	93.31	2,857,138	2.21
Cotton	Textiles	48.74	1,985,183	1.53
Sugar	Softs	138.14	1,910,726	1.47
Zinc	Metals	21.45	1,757,809	1.36
Feeder Cattle	Meats	20.70	1,387,089	1.07
Kansas Wheat	Grains	56.64	1,323,270	1.02
Lead	Metals	17.22	1,031,485	0.80
Nickel	Metals	12.40	987,532	0.76
Coffee	Softs	21.27	942,483	0.73
Silver	Precious	6.62	538,696	0.42
Cocoa	Softs	18.76	479,602	0.37

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At March 31, 2018, the Fund had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Puts
Mid-Curve 1-Year Eurodollar	Goldman Sachs & Co. LLC	98.00	06/15/2018	USD	13	$3,250,000	$22,100	$3,604	$18,496

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Companies(a) – 82.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
244,554,867	1.609%	$244,554,867

TOTAL INVESTMENTS – 82.2% (Cost $244,554,867)		$244,554,867

OTHER ASSETS IN EXCESS OF LIABILITIES – 17.8%		53,095,586

NET ASSETS – 100.0%		$297,650,453

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	BRL	30,780,000	USD	9,300,639	$9,300,639	05/03/2018	$—
	CAD	1,040,000	USD	802,698	808,439	06/20/2018	5,741
	CLP	660,000,000	USD	1,087,852	1,092,648	06/20/2018	4,796
	COP	30,074,000,000	USD	10,366,311	10,734,463	06/20/2018	368,152
	CZK	12,554,000	USD	610,760	610,773	06/20/2018	13
	EUR	863,000	USD	1,066,847	1,068,141	06/20/2018	1,294
	GBP	18,171,000	USD	25,345,422	25,578,663	06/20/2018	233,241
	INR	1,382,000,000	USD	20,956,766	21,048,842	06/20/2018	92,076
	JPY	152,000,000	USD	1,430,352	1,436,030	06/20/2018	5,678
	KRW	15,700,000,000	USD	14,545,252	14,809,637	06/20/2018	264,385
	MXN	204,545,000	USD	10,739,008	11,113,398	06/20/2018	374,390
	MYR	56,760,000	USD	14,462,989	14,639,658	06/20/2018	176,669
	USD	4,556,104	AUD	5,900,000	4,532,392	06/20/2018	23,712
	USD	9,327,273	BRL	30,780,000	9,323,176	04/03/2018	4,097
	USD	3,168,077	BRL	10,480,000	3,166,689	05/03/2018	1,388
	USD	6,640,377	CAD	8,520,000	6,622,980	06/20/2018	17,397
	USD	1,105,957	CHF	1,034,000	1,088,895	06/20/2018	17,062
	USD	1,210,432	COP	3,388,000,000	1,209,295	06/20/2018	1,137
	USD	137,221	CZK	2,796,000	136,031	06/20/2018	1,190
	USD	6,504,354	EUR	5,214,000	6,453,405	06/20/2018	50,949
	USD	1,467,106	GBP	1,033,000	1,454,117	06/20/2018	12,989
	USD	212,876	HUF	53,235,000	210,800	06/20/2018	2,076
	USD	1,855,383	JPY	194,949,000	1,841,794	06/20/2018	13,589
	USD	1,201,120	PLN	4,070,000	1,190,753	06/20/2018	10,367
	USD	11,991,628	SEK	98,049,600	11,812,555	06/20/2018	179,073
	USD	115,826	ZAR	1,385,000	115,743	06/20/2018	83
	ZAR	83,720,000	USD	6,953,525	6,996,388	06/20/2018	42,863

TOTAL							$1,904,407

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	12,620,000	USD	9,846,162	$9,694,709	06/20/2018	$(151,453)
	BRL	30,780,000	USD	9,410,737	9,323,176	04/03/2018	(87,561)
	CAD	580,000	USD	452,671	450,860	06/20/2018	(1,811)
	CLP	6,650,000,000	USD	11,046,512	11,009,255	06/20/2018	(37,257)
	CZK	265,638,000	USD	13,027,553	12,923,732	06/20/2018	(103,821)
	EUR	20,431,000	USD	25,490,811	25,287,591	06/20/2018	(203,220)
	GBP	1,363,000	USD	1,939,732	1,918,646	06/20/2018	(21,086)
	HUF	3,063,135,000	USD	12,240,952	12,129,408	06/20/2018	(111,544)
	JPY	1,858,276,000	USD	17,618,512	17,556,186	06/20/2018	(62,326)
	NOK	124,300,000	USD	15,976,910	15,896,908	06/20/2018	(80,002)
	NZD	21,460,000	USD	15,588,393	15,505,149	06/20/2018	(83,244)
	PLN	36,506,000	USD	10,772,477	10,680,498	06/20/2018	(91,979)
	RUB	634,500,000	USD	11,059,827	10,971,647	06/20/2018	(88,180)
	SEK	84,363,000	USD	10,295,374	10,163,658	06/20/2018	(131,716)
	TRY	40,140,000	USD	10,237,212	9,939,191	06/20/2018	(298,021)
	USD	4,349,261	AUD	5,680,000	4,363,387	06/20/2018	(14,126)
	USD	2,988,299	BRL	9,960,000	3,009,564	05/03/2018	(21,265)
	USD	3,466,462	CAD	4,464,000	3,470,070	06/20/2018	(3,608)
	USD	8,694,322	GBP	6,236,250	8,778,544	06/20/2018	(84,222)
	USD	6,619,997	INR	435,000,000	6,625,359	06/20/2018	(5,362)
	USD	1,516,577	MXN	28,321,000	1,538,744	06/20/2018	(22,167)
	USD	14,034,379	TRY	57,220,000	14,168,425	06/20/2018	(134,046)
	USD	744,938	ZAR	8,969,000	749,530	06/20/2018	(4,592)

TOTAL							$(1,842,609)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	73	06/27/2018	$9,689,290	$(100,211)
Amsterdam Exchange Index	1	04/20/2018	129,936	569
BIST 30 Index	1,524	04/30/2018	5,424,371	(150,021)
Brent Crude Oil	41	04/30/2018	2,842,940	164,178
Corn	38	05/14/2018	736,725	16,980
Cotton No. 2	66	05/08/2018	2,688,180	84,073
FTSE/MIB Index	17	06/15/2018	2,296,026	19,234
Hang Seng Index	17	04/27/2018	3,254,589	(1,299)
HSCEI	92	04/27/2018	7,060,466	9,225
KC HRW Wheat	30	05/14/2018	700,875	(64,286)
KOSPI 200 Index	45	06/14/2018	3,330,988	46,073
LME Aluminum Base Metal	86	04/16/2018	4,280,112	(376,065)
LME Aluminum Base Metal	44	05/14/2018	2,195,875	(137,878)
LME Copper Base Metal	32	04/16/2018	5,352,200	(234,950)
LME Copper Base Metal	21	05/14/2018	3,518,419	(105,706)
LME Lead Base Metal	52	04/16/2018	3,118,700	(232,822)
LME Lead Base Metal	31	05/14/2018	1,857,287	(15,960)
LME Nickel Base Metal	33	04/16/2018	2,625,084	(29,850)
LME Nickel Base Metal	29	05/14/2018	2,309,850	(13,472)
LME Zinc Base Metal	47	04/16/2018	3,855,175	(203,210)
LME Zinc Base Metal	43	05/14/2018	3,523,850	(13,189)
Low Sulphur Gasoil	47	05/10/2018	2,904,600	127,331
MSCI Taiwan Index	242	04/27/2018	9,779,220	7,699
NASDAQ 100 E-Mini Index	23	06/15/2018	3,033,240	(137,801)
NY Harbor ULSD	34	04/30/2018	2,885,988	95,250
RBOB Gasoline	33	04/30/2018	2,800,552	48,638
S&P 500 E-Mini Index	91	06/15/2018	12,025,650	(12,572)
S&P/TSX 60 Index	41	06/14/2018	5,766,445	46,967
SET50 Index	1,709	06/28/2018	12,743,992	(192,066)
Soybean	52	05/14/2018	2,716,350	(14,491)
SPI 200 Index	28	06/21/2018	3,083,874	(47,472)
TOPIX Index	42	06/07/2018	6,735,868	207,105
WTI Crude Oil	41	04/20/2018	2,662,540	101,157

Total				$(1,108,842)

Short position contracts:
CAC 40 10 Euro Index	(11)	04/20/2018	(697,659)	(7,290)
Coffee ‘C’	(49)	05/18/2018	(2,171,006)	115,812
DAX Index	(5)	06/15/2018	(1,864,055)	(820)
Feeder Cattle	(17)	05/24/2018	(1,139,212)	32,542
FTSE 100 Index	(26)	06/15/2018	(2,551,089)	(28,405)
FTSE/JSE Top 40 Index	(88)	06/21/2018	(3,670,894)	11,849
IBEX 35 Index	(25)	04/20/2018	(2,944,252)	17,927
Lean Hogs	(110)	06/14/2018	(3,368,200)	40,123
Live Cattle	(41)	06/29/2018	(1,682,230)	57,224
LME Aluminum Base Metal	(86)	04/16/2018	(4,280,112)	301,873
LME Aluminum Base Metal	(59)	05/14/2018	(2,944,469)	77,661
LME Copper Base Metal	(32)	04/16/2018	(5,352,200)	193,900
LME Copper Base Metal	(14)	05/14/2018	(2,345,613)	20,505
LME Lead Base Metal	(52)	04/16/2018	(3,118,700)	42,015
LME Lead Base Metal	(40)	05/14/2018	(2,396,500)	(10,570)
LME Nickel Base Metal	(33)	04/16/2018	(2,625,084)	35,772
LME Zinc Base Metal	(47)	04/16/2018	(3,855,175)	53,540
LME Zinc Base Metal	(30)	05/14/2018	(2,458,500)	11,179
Natural Gas	(322)	04/26/2018	(8,800,260)	112,121

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
OMXS30 Index	(121)	04/20/2018	$(2,208,484)	$(29,541)
Silver	(71)	05/29/2018	(5,775,140)	109,956
Sugar No. 11	(162)	04/30/2018	(2,240,784)	240,155
Wheat	(11)	05/14/2018	(248,050)	(3,791)

Total				$1,393,737

Total Futures Contracts				$284,895

SWAP CONTRACTS — At March 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount(a) (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6 Month EURIBOR(b)	0.000%	06/20/2019	EUR	666,500	$2,024,567	$1,710,946	$313,621
1.000% (b)	6 Month LIBOR	06/20/2019	GBP	395,470	294,597	(328,029)	622,626
3 Month STIBOR(c)	0.000	06/20/2019	SEK	6,702,550	2,511,137	(687,828)	3,198,965
2.500(b)	3 Month LIBOR	06/20/2019	USD	745,580	(156,682)	(292,580)	135,898
6 Month EURIBOR(b)	0.000	06/20/2020	EUR	212,110	559,254	172,505	386,749
6 Month LIBOR(b)	1.250	06/20/2020	GBP	54,370	88,476	152,168	(63,692)
2.750(b)	3 Month LIBOR	06/20/2020	USD	27,260	(64,150)	(37,770)	(26,380)
1.750(d)	6 Month PRIBOR	09/19/2023	CZK	622,900	(50,578)	(495,464)	444,886
6 Month BUBOR(b)	1.500	09/19/2023	HUF	3,008,820	172,200	151,888	20,312
7.500(e)	1 Month TIIE	09/19/2023	MXN	332,860	(117,792)	(480,464)	362,672
6 Month WIBOR(b)	2.500	09/19/2023	PLN	108,060	1,305	(24,843)	26,148
3 Month JIBAR(c)	7.250	09/19/2023	ZAR	272,730	26,263	117,352	(91,089)
2.500(b)	3 Month BA	06/20/2028	CAD	29,640	67,110	(452,146)	519,256
1.250(d)	6 Month EURIBOR	06/20/2028	EUR	120,070	(3,469,934)	(2,187,209)	(1,282,725)
1.750(b)	6 Month LIBOR	06/20/2028	GBP	87,230	(2,632,278)	(1,721,572)	(910,706)
3 Month STIBOR(c)	1.500	06/20/2028	SEK	188,800	524,631	393,603	131,028
3.000(b)	3 Month LIBOR	06/20/2028	USD	59,130	(1,095,064)	(1,000,186)	(94,878)
6 Month EURIBOR(b)	1.500	06/20/2048	EUR	23,770	23,465	(683,321)	706,786
6 Month LIBOR(b)	1.750	06/20/2048	GBP	23,140	1,930,149	492,646	1,437,503
3 Month LIBOR(c)	3.000	06/20/2048	USD	17,250	619,103	49,941	569,162

TOTAL					$1,255,779	$(5,150,363)	$6,406,142

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2018.
(b)	Payments made semi-annually.
(c)	Payments made quarterly.
(d)	Payments made annually.
(e)	Payments made monthly.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2018:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$266,094,763	$—	$—
Exchange Traded Funds	158,344,710	—	—
Investment Company	1,610,366,863	—	—
Securities Lending Reinvestment Vehicle	8,925,700	—	—
Total	$2,043,732,036	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$373,282	$—
Futures Contracts	6,188,523	—	—
Credit Default Swap Contracts	—	582,572	—
Total Return Swap Contracts	—	1,410,368	—
Total	$6,188,523	$2,366,222	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(360,338)	$—
Futures Contracts(b)	(4,073,175)	—	—
Credit Default Swap Contracts(b)	—	(18,120)	—
Total Return Swap Contracts(b)	—	(4,257,043)	—
Written Options Contracts	(6,608,282)	—	—
Total	$(10,681,457)	$(4,635,501)	$—

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$131,518,550	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$910,215	$—
Futures Contracts(b)	2,664,916	—	—
Credit Default Swap Contracts(b)	—	3,769	—
Total Return Swap Contracts(b)	—	2,068,485	—
Purchased Options Contracts	44,715	—	—
Total	$2,709,631	$2,982,469	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(430,276)	$—
Futures Contracts(b)	(2,166,957)	—	—
Credit Default Swap Contracts(b)	—	(2,447)	—
Total Return Swap Contracts(b)	—	(2,018,694)	—
Written Options Contracts	(946,733)	—	—
Total	$(3,113,690)	$(2,451,417)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Securities	$—	$13,228,437	$—
Collateralized Mortgage Obligations	—	28,601,889	—
Asset-Backed Securities	—	340,589	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	83,513,097	—	—
Exchange Traded Fund	75,060,000	—	—
Investment Company	141,543,725	—	—
Total	$300,116,822	$42,170,915	$—

Derivative Type
Assets
Futures Contracts(b)	$144,092	$—	$—
Interest Rate Swap Contracts(b)	—	294,248	—
Total Return Swap Contracts(b)	—	—	—
Purchased Options Contracts	22,100	—	—
Total	$166,192	$294,248	$—
Liabilities(b)
Futures Contracts	$(1,029,340)	$—	$—
Interest Rate Swap Contracts	—	(409,892)	—
Total Return Swap Contracts	—	—	—
Total	$(1,029,340)	$(409,892)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$244,554,867	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,904,407	$—
Futures Contracts	2,448,633	—	—
Interest Rate Swap Contracts	—	8,875,612	—
Total	$2,448,633	$10,780,019	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,842,609)	$—
Futures Contracts	(2,163,738)	—	—
Interest Rate Swap Contracts	—	(2,469,470)	—
Total	$(2,163,738)	$(4,312,079)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Alternative Premia and Commodity Strategy Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Automobiles & Components – 1.3%
2,606,100	Ford Motor Co.	$ 28,875,588
396,300	General Motors Co.	14,401,542

		43,277,130

Banks – 8.0%
1,301,266	Bank of America Corp.	39,024,967
179,400	BB&T Corp.	9,335,976
164,800	Citigroup, Inc.	11,124,000
398,100	FNB Corp.	5,354,445
922,900	Huntington Bancshares, Inc.	13,935,790
531,729	JPMorgan Chase & Co.(a)	58,474,238
1,798,900	New York Community Bancorp, Inc.(b)	23,439,667
431,900	PacWest Bancorp	21,392,007
1,416,900	People’s United Financial, Inc.(b)	26,439,354
47,300	PNC Financial Services Group, Inc. (The)	7,153,652
148,200	SunTrust Banks, Inc.	10,083,528
35,700	TFS Financial Corp.	524,433
753,800	Wells Fargo & Co.	39,506,658

		265,788,715

Capital Goods – 7.0%
115,200	3M Co.	25,288,704
112,100	Boeing Co. (The)	36,755,348
132,900	Caterpillar, Inc.	19,586,802
63,200	Cummins, Inc.	10,244,088
322,400	Eaton Corp. plc	25,762,984
354,800	Emerson Electric Co.	24,232,840
114,703	Fastenal Co.	6,261,513
90,300	Honeywell International, Inc.	13,049,253
281,900	Johnson Controls International plc	9,934,156
101,636	Lockheed Martin Corp.	34,345,854
8,100	MSC Industrial Direct Co., Inc. Class A	742,851
23,900	Raytheon Co.	5,158,098
111,500	United Technologies Corp.	14,028,930
48,000	Watsco, Inc.	8,686,560

		234,077,981

Commercial & Professional Services – 0.6%
108,001	KAR Auction Services, Inc.	5,853,636
223,300	Nielsen Holdings plc	7,098,707
569,003	Pitney Bowes, Inc.	6,196,436

		19,148,761

Consumer Durables & Apparel – 1.3%
108,100	Garmin Ltd.	6,370,333
17,100	Hasbro, Inc.	1,441,530
177,900	Newell Brands, Inc.	4,532,892
313,800	Tapestry, Inc.	16,509,018
165,400	Tupperware Brands Corp.	8,002,052
91,500	VF Corp.	6,781,980

		43,637,805

Consumer Services – 3.1%
224,300	Carnival Corp.	14,709,594
116,400	Darden Restaurants, Inc.	9,923,100
339,900	Extended Stay America, Inc.	6,719,823
83,000	H&R Block, Inc.	2,109,030

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
5,047	International Game Technology plc	$ 134,906
264,900	Las Vegas Sands Corp.	19,046,310
227,200	McDonald’s Corp.	35,529,536
15,200	Royal Caribbean Cruises Ltd.	1,789,648
201,000	Six Flags Entertainment Corp.	12,514,260
10,800	Vail Resorts, Inc.	2,394,360

		104,870,567

Diversified Financials – 2.9%
36,900	Ameriprise Financial, Inc.	5,458,986
160,239	Berkshire Hathaway, Inc. Class B*	31,964,476
564,100	BGC Partners, Inc. Class A	7,587,145
19,400	Eaton Vance Corp.	1,079,998
170,800	Federated Investors, Inc. Class B	5,704,720
774,000	Invesco Ltd.	24,775,740
74,800	Janus Henderson Group plc	2,475,132
53,400	Legg Mason, Inc.	2,170,710
3,100	LPL Financial Holdings, Inc.	189,317
674,400	Navient Corp.	8,848,128
61,600	T. Rowe Price Group, Inc.	6,650,952

		96,905,304

Energy – 5.8%
37,400	Andeavor	3,760,944
84,400	Cabot Oil & Gas Corp.	2,023,912
98,700	Centennial Resource Development, Inc. Class A* (c)	1,811,145
39,100	Cheniere Energy, Inc.*	2,089,895
365,400	Chevron Corp.(a)	41,670,216
15,300	Cimarex Energy Co.	1,430,550
29,000	Concho Resources, Inc.*	4,359,570
140,300	ConocoPhillips	8,318,387
37,300	Diamondback Energy, Inc.*	4,719,196
43,100	Energen Corp.*	2,709,266
146,600	EOG Resources, Inc.	15,432,582
13,100	Extraction Oil & Gas, Inc.*	150,126
513,700	Exxon Mobil Corp.(a)(b)	38,327,157
202,400	Halliburton Co.	9,500,656
15,300	HollyFrontier Corp.	747,558
35,800	Kosmos Energy Ltd.*	225,540
91,900	Marathon Petroleum Corp.	6,718,809
140,900	Occidental Petroleum Corp.	9,152,864
107,600	ONEOK, Inc.	6,124,592
126,200	Parsley Energy, Inc. Class A*	3,658,538
3,500	Patterson-UTI Energy, Inc.	61,285
32,800	Phillips 66	3,146,176
31,100	Pioneer Natural Resources Co.	5,342,358
7,300	QEP Resources, Inc.*	71,467
28,000	RPC, Inc.(c)	504,840
63,700	RSP Permian, Inc.*	2,986,256
190,000	Schlumberger Ltd.	12,308,200
848	SM Energy Co.	15,289
18,300	Targa Resources Corp.	805,200
62,900	Valero Energy Corp.	5,835,233
29,200	Weatherford International plc*(c)	66,868
35,000	WPX Energy, Inc.*	517,300

		194,591,975

Food & Staples Retailing – 1.2%
190,378	CVS Health Corp.	11,843,415
309,340	Walmart, Inc.	27,521,980

		39,365,395

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – 4.3%
164,959	Altria Group, Inc.	$ 10,280,245
1,072,200	Coca-Cola Co. (The)(a)	46,565,646
171,600	Flowers Foods, Inc.	3,751,176
256,900	General Mills, Inc.	11,575,914
232,300	Kraft Heinz Co. (The)	14,469,967
208,200	PepsiCo, Inc.	22,725,030
348,400	Philip Morris International, Inc.	34,630,960
800	Pinnacle Foods, Inc.	43,280

		144,042,218

Health Care Equipment & Services – 4.8%
562,141	Abbott Laboratories	33,683,488
2,000	ABIOMED, Inc.*	581,980
86,200	Aetna, Inc.	14,567,800
7,900	Align Technology, Inc.*	1,983,927
57,487	Anthem, Inc.	12,629,894
34,600	Becton Dickinson and Co.	7,497,820
156,900	Cardinal Health, Inc.	9,834,492
24,585	Hill-Rom Holdings, Inc.	2,138,895
11,400	Intuitive Surgical, Inc.*	4,706,262
408,154	Medtronic plc	32,742,114
186,772	UnitedHealth Group, Inc.(a)	39,969,208

		160,335,880

Household & Personal Products – 2.1%
170,500	Kimberly-Clark Corp.	18,777,165
635,899	Procter & Gamble Co. (The)(a)	50,414,073

		69,191,238

Insurance – 2.9%
205,004	Arthur J Gallagher & Co.	14,089,856
4,700	Erie Indemnity Co. Class A	552,908
125,800	First American Financial Corp.	7,381,944
149,900	FNF Group	5,998,998
227,800	Mercury General Corp.	10,449,186
363,900	MetLife, Inc.	16,699,371
746,401	Old Republic International Corp.	16,010,301
205,500	Principal Financial Group, Inc.	12,517,005
110,300	Prudential Financial, Inc.	11,421,565

		95,121,134

Materials – 2.3%
77,500	Domtar Corp.	3,296,850
419,749	DowDuPont, Inc.	26,742,209
276,900	International Paper Co.	14,794,767
165,800	LyondellBasell Industries NV Class A	17,521,744
80,100	Newmont Mining Corp.	3,129,507
45,600	Nucor Corp.	2,785,704
67,300	Olin Corp.	2,045,247
77,900	WestRock Co.	4,998,843

		75,314,871

Media – 1.3%
120,900	Cinemark Holdings, Inc.	4,554,303
553,616	Comcast Corp. Class A	18,917,059
490,500	Interpublic Group of Cos., Inc. (The)	11,296,215
74,700	Omnicom Group, Inc.	5,428,449
1,400	Tribune Media Co. Class A	56,714
82,100	Viacom, Inc. Class B	2,550,026

		42,802,766

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 8.8%
396,385	AbbVie, Inc.(a)(b)	$ 37,517,840
11,600	ACADIA Pharmaceuticals, Inc.*	260,652
30,300	Agilent Technologies, Inc.	2,027,070
1,900	Agios Pharmaceuticals, Inc.*	155,382
9,700	Alnylam Pharmaceuticals, Inc.*	1,155,270
239,600	Amgen, Inc.	40,847,008
329,200	Bristol-Myers Squibb Co.	20,821,900
199,800	Eli Lilly & Co.	15,458,526
36,200	Exelixis, Inc.*	801,830
278,800	Gilead Sciences, Inc.	21,018,732
16,400	Illumina, Inc.*	3,877,288
20,239	Ionis Pharmaceuticals, Inc.*	892,135
410,600	Johnson & Johnson(a)	52,618,390
725,050	Merck & Co., Inc.	39,493,474
2,500	Neurocrine Biosciences, Inc.*	207,325
1,622,100	Pfizer, Inc.	57,568,329
4,824	TESARO, Inc.*	275,643

		294,996,794

Real Estate Investment Trusts – 2.7%
125,300	American Tower Corp.	18,211,102
13,800	CoreSite Realty Corp.	1,383,588
147,400	Crown Castle International Corp.	16,156,514
58,500	CyrusOne, Inc.	2,995,785
3,000	DCT Industrial Trust, Inc.	169,020
72,200	Digital Realty Trust, Inc.	7,608,436
32,300	Equinix, Inc.	13,505,922
32,700	Equity LifeStyle Properties, Inc.	2,870,079
55,405	Mid-America Apartment Communities, Inc.	5,055,152
130,300	Prologis, Inc.	8,207,597
66,000	SBA Communications Corp. *	11,280,720
40,900	Sun Communities, Inc.	3,737,033

		91,180,948

Retailing – 5.0%
58,521	Amazon.com, Inc.*,(a)	84,699,784
224,300	GameStop Corp. Class A(c)	2,830,666
113,600	Gap, Inc. (The)	3,544,320
158,375	Home Depot, Inc. (The)	28,228,760
334,500	L Brands, Inc.	12,781,245
429,700	Macy’s, Inc.	12,779,278
70,190	Netflix, Inc.*	20,730,617

		165,594,670

Semiconductors & Semiconductor Equipment – 5.4%
50,300	Applied Materials, Inc.	2,797,183
138,591	Broadcom Ltd.	32,658,969
421,000	Cypress Semiconductor Corp.	7,140,160
637,600	Intel Corp.	33,206,208
15,200	Lam Research Corp.	3,088,032
229,800	Maxim Integrated Products, Inc.	13,838,556
69,500	Micron Technology, Inc.*	3,623,730
93,625	NVIDIA Corp.	21,682,614
362,400	QUALCOMM, Inc.	20,080,584
388,149	Texas Instruments, Inc.(a)	40,324,800

		178,440,836

Software & Services – 13.8%
100,100	Accenture plc Class A	15,365,350
150,285	Activision Blizzard, Inc.	10,138,226

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
52,200	Adobe Systems, Inc.*	$ 11,279,376
37,103	Alphabet, Inc. Class A*	38,481,005
37,582	Alphabet, Inc. Class C*	38,776,732
57,600	Autodesk, Inc.*	7,233,408
116,400	Automatic Data Processing, Inc.	13,209,072
364,600	CA, Inc.	12,359,940
373,842	Facebook, Inc. Class A*,(a)	59,736,213
261,501	International Business Machines Corp.	40,122,010
13,000	LogMeIn, Inc.	1,502,150
1,578	MercadoLibre, Inc.	562,383
1,317,451	Microsoft Corp.(a)(b)	120,243,753
546,877	Oracle Corp.	25,019,623
445,700	Paychex, Inc.	27,450,663
33,600	PayPal Holdings, Inc.*	2,549,232
32,100	Sabre Corp.	688,545
67,812	salesforce.com, Inc.*	7,886,536
6,362	ServiceNow, Inc.*	1,052,593
138,267	Visa, Inc. Class A	16,539,499
537,400	Western Union Co. (The)	10,334,202
7,000	Workday, Inc. Class A*	889,770
800	Yandex NV Class A*	31,560

		461,451,841

Technology Hardware & Equipment – 6.4%
761,587	Apple, Inc.(a)	127,779,067
1,232,048	Cisco Systems, Inc.(a)	52,842,539
428,000	HP, Inc.	9,381,760
20,700	National Instruments Corp.	1,046,799
168,100	Seagate Technology plc	9,837,212
87,300	Western Digital Corp.	8,055,171
147,400	Xerox Corp.	4,242,172

		213,184,720

Telecommunication Services – 2.9%
1,637,428	AT&T, Inc.(a)	58,374,308
831,400	Verizon Communications, Inc.(b)	39,757,548

		98,131,856

Transportation – 2.0%
10,400	Copa Holdings SA Class A	1,337,752
139,100	CSX Corp.	7,749,261
128,600	Delta Air Lines, Inc.	7,048,566
26,300	Macquarie Infrastructure Corp.	971,259
43,300	Norfolk Southern Corp.	5,879,274
135,200	Union Pacific Corp.	18,174,936
253,100	United Parcel Service, Inc. Class B	26,489,446

		67,650,494

Utilities – 3.8%
349,300	Dominion Energy, Inc.	23,553,299
405,600	Duke Energy Corp.	31,421,832
61,900	Entergy Corp.	4,876,482
186,700	FirstEnergy Corp.	6,349,667
71,100	Great Plains Energy, Inc.	2,260,269
858,500	PPL Corp.	24,286,965

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
738,300	Southern Co. (The)	$ 32,972,478

		125,720,992

TOTAL COMMON STOCKS (Cost $2,880,280,161)		$3,324,824,891

Shares	Distribution Rate	Value
Investment Company(d) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,296,054	1.609%	10,296,054
(Cost $10,296,054)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,890,576,215)		$3,335,120,945

Securities Lending Reinvestment Vehicle(d) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,942,345	1.609%	$ 3,942,345
(Cost $3,942,345)

TOTAL INVESTMENTS – 100.1% (Cost $2,894,518,560)		$3,339,063,290

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(4,527,807)

NET ASSETS – 100.0%		$3,334,535,483

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	124	06/15/18	$16,386,600	$78,488

WRITTEN OPTIONS CONTRACTS — At March 31, 2018, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	2,850.00 USD	04/30/18	1,701	$(449,211,987)	$(331,695)	$(9,352,098)	$9,020,403
		2,775.00 USD	05/31/18	1,659	(438,120,333)	(3,218,460)	(8,391,222)	5,172,762
		2,690.00 USD	06/29/18	1,578	(416,729,286)	(9,783,600)	(9,905,437)	121,837

Total written options contracts				4,938		$(13,333,755)	$(27,648,757)	$14,315,002

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Australia – 7.5%
63,826	Alumina Ltd. (Materials)	$ 117,110
84,591	AMP Ltd. (Diversified Financials)	326,452
80,307	APA Group (Utilities)	488,988
323,365	Aurizon Holdings Ltd. (Transportation)	1,060,862
75,567	AusNet Services (Utilities)	97,743
51,256	Australia & New Zealand Banking Group Ltd. (Banks)	1,066,809
252,016	Bank of Queensland Ltd. (Banks)	2,139,203
68,467	Bendigo & Adelaide Bank Ltd. (Banks)	521,300
89,208	BHP Billiton Ltd. (Materials)	1,977,341
55,970	BHP Billiton plc (Materials)	1,106,147
9,364	Boral Ltd. (Materials)	54,014
139,148	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	931,782
37,066	Commonwealth Bank of Australia (Banks)	2,072,798
38,354	Crown Resorts Ltd. (Consumer Services)	376,677
41,258	Fortescue Metals Group Ltd. (Materials)	138,985
468,100	Harvey Norman Holdings Ltd. (Retailing)	1,338,364
404,990	Insurance Australia Group Ltd. (Insurance)	2,344,863
217,542	National Australia Bank Ltd. (Banks)	4,802,575
2,307	Sonic Healthcare Ltd. (Health Care Equipment & Services)	40,821
101,296	South32 Ltd. (Materials)	254,575
138,474	Suncorp Group Ltd. (Insurance)	1,428,146
954	Sydney Airport (Transportation)	4,946
294,090	Tabcorp Holdings Ltd. (Consumer Services)	997,290
922,068	Telstra Corp. Ltd. (Telecommunication Services)	2,232,029
165,911	Transurban Group (Transportation)	1,463,105
99,411	Wesfarmers Ltd. (Food & Staples Retailing)	3,185,611
4,191	Woodside Petroleum Ltd. (Energy)	95,041

		30,663,577

Austria – 0.1%
2,273	OMV AG (Energy)	132,577
2,800	voestalpine AG (Materials)(a)	146,880

		279,457

Belgium – 1.7%
13,475	Ageas (Insurance)	695,371
37,097	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)(a)	4,078,696
14,868	KBC Group NV (Banks)	1,294,690
28,433	Proximus SADP (Telecommunication Services)	884,043
212	Solvay SA (Materials)(a)	29,464

		6,982,264

Shares	Description	Value
Common Stocks – (continued)
China – 0.1%
86,000	BOC Hong Kong Holdings Ltd. (Banks)	$ 421,897

Denmark – 1.5%
17,829	Coloplast A/S Class B (Health Care Equipment & Services)	1,512,201
52,406	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,577,634
5,987	Pandora A/S (Consumer Durables & Apparel)	647,770
67,814	Tryg A/S (Insurance)	1,580,010
432	Vestas Wind Systems A/S (Capital Goods)	30,910

		6,348,525

Finland – 2.0%
62,269	Fortum OYJ (Utilities)	1,337,725
23,393	Kone OYJ Class B (Capital Goods)(a)	1,167,495
12,595	Metso OYJ (Capital Goods)	397,378
165,527	Nokia OYJ (Technology Hardware & Equipment)	914,060
13,400	Nokian Renkaat OYJ (Automobiles & Components)	608,553
18,966	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	580,597
25,171	Sampo OYJ Class A (Insurance)(a)	1,402,345
57,844	Stora Enso OYJ Class R (Materials)	1,063,542
22,129	UPM-Kymmene OYJ (Materials)*	820,407

		8,292,102

France – 9.4%
15,140	Accor SA (Consumer Services)(a)	817,936
156	Aeroports de Paris (Transportation)	33,987
7,025	Air Liquide SA (Materials)	862,092
11,970	Airbus SE (Capital Goods)	1,385,620
31,802	AXA SA (Insurance)	845,393
24,706	BNP Paribas SA (Banks)(a)	1,832,215
36,142	Bouygues SA (Capital Goods)(a)	1,812,096
8,909	Capgemini SE (Software & Services)(a)	1,111,616
32,390	Casino Guichard Perrachon SA (Food & Staples Retailing)(a)(b)	1,586,423
36,180	Credit Agricole SA (Banks)	589,915
10,779	Danone SA (Food, Beverage & Tobacco)	873,986
16,638	Edenred (Commercial & Professional Services)	578,712
71,283	Electricite de France SA (Utilities)	1,032,074
237,980	Engie SA (Utilities)(a)	3,973,907
6,368	Eutelsat Communications SA (Media)	126,217

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
1,685	Kering SA (Consumer Durables & Apparel)(a)	$ 808,155
2,358	Klepierre SA (REIT)(a)	95,044
24,354	Lagardere SCA (Media)	695,651
746	L’Oreal SA (Household & Personal Products)(a)	168,491
9,353	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	2,882,344
47,668	Natixis SA (Diversified Financials)	391,130
5,546	Orange SA (Telecommunication Services)	94,270
8,050	Renault SA (Automobiles & Components)	976,850
71,573	Rexel SA (Capital Goods)	1,212,428
35,412	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,841,462
50,850	Schneider Electric SE (Capital Goods)(a)	4,477,921
22,267	Societe Generale SA (Banks)(a)	1,209,330
43,204	TOTAL SA (Energy)(a)	2,476,440
13,075	Unibail-Rodamco SE (REIT)(a)	2,986,436

		38,778,141

Germany – 8.3%
19,392	Allianz SE (Registered) (Insurance)(a)	4,383,702
9,902	Axel Springer SE (Media)	828,334
33,020	BASF SE (Materials)(a)	3,348,801
20,057	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,261,101
13,810	Bayerische Motoren Werke AG (Automobiles & Components)(a)	1,502,111
15,417	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(c)	1,446,720
74,326	Daimler AG (Registered) (Automobiles & Components)*,(a)	6,332,578
3,471	Deutsche Boerse AG (Diversified Financials)	474,497
44,018	Deutsche Post AG (Registered) (Transportation)(a)	1,927,959
15,811	Evonik Industries AG (Materials)(a)	557,549
392	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	29,974
12,634	FUCHS PETROLUB SE (Preference) (Materials)(c)	685,833
13,170	HUGO BOSS AG (Consumer Durables & Apparel)(a)	1,147,330
5,571	MAN SE (Capital Goods)(a)	649,631
1,998	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)(a)	463,982
41,088	ProSiebenSat.1 Media SE (Media)(a)	1,423,144

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
16,581	SAP SE (Software & Services)(a)	$ 1,740,704
18,669	Siemens AG (Registered) (Capital Goods)(a)	2,382,115
3,862	Symrise AG (Materials)(a)	310,966
214,740	Telefonica Deutschland Holding AG (Telecommunication Services)	1,009,043
5,335	TUI AG (Consumer Services)	114,402
10,360	United Internet AG (Registered) (Software & Services)(a)	652,790
4,975	Vonovia SE (Real Estate)(a)	246,709

		33,919,975

Hong Kong – 3.0%
189,000	AIA Group Ltd. (Insurance)	1,615,700
24,600	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	346,573
49,408	CK Asset Holdings Ltd. (Real Estate)	416,958
53,408	CK Hutchison Holdings Ltd. (Capital Goods)	641,712
23,000	CK Infrastructure Holdings Ltd. (Utilities)	188,515
59,000	Galaxy Entertainment Group Ltd. (Consumer Services)	541,543
111,000	Hang Lung Properties Ltd. (Real Estate)	260,520
41,300	Hang Seng Bank Ltd. (Banks)	959,589
11,000	Henderson Land Development Co. Ltd. (Real Estate)	72,128
744,448	Hong Kong & China Gas Co. Ltd. (Utilities)	1,534,129
46,300	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,524,985
59,600	Hongkong Land Holdings Ltd. (Real Estate)	411,777
27,000	Hysan Development Co. Ltd. (Real Estate)	143,285
82,014	I-CABLE Communications Ltd. (Media)*	2,097
6,600	Jardine Matheson Holdings Ltd. (Capital Goods)	406,734
5,300	Jardine Strategic Holdings Ltd. (Capital Goods)	203,752
67,500	MTR Corp. Ltd. (Transportation)	364,375
87,189	New World Development Co. Ltd. (Real Estate)	124,266
17,500	Power Assets Holdings Ltd. (Utilities)	156,334
135,261	Sino Land Co. Ltd. (Real Estate)	219,238
45,000	Sun Hung Kai Properties Ltd. (Real Estate)	714,284
58,200	Swire Properties Ltd. (Real Estate)	204,700
24,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	140,858

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
107,000	Wharf Holdings Ltd. (The) (Real Estate)	$ 370,465
107,000	Wharf Real Estate Investment Co. Ltd. (Real Estate)*	699,393

		12,263,910

Ireland – 0.2%
24,569	CRH plc (Materials)(a)	832,199

Israel – 0.3%
562,979	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	721,573
63,751	Israel Chemicals Ltd. (Materials)	270,642
18,517	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	316,455

		1,308,670

Italy – 1.8%
41,324	Assicurazioni Generali SpA (Insurance)	794,340
54,886	Atlantia SpA (Transportation)(a)	1,700,718
121,624	Eni SpA (Energy)(a)	2,142,439
351,387	Intesa Sanpaolo SpA RNC (Banks)	1,330,996
322,192	Intesa Sanpaolo SpA (Banks)	1,173,103
1,178	Saipem SpA (Energy)*	4,621
158,777	UnipolSai Assicurazioni SpA (Insurance)	377,530

		7,523,747

Japan – 23.6%
2,400	ABC-Mart, Inc. (Retailing)	158,049
13,000	AEON Financial Service Co. Ltd. (Diversified Financials)	301,434
19,100	Alfresa Holdings Corp. (Health Care Equipment & Services)	431,293
3,500	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	86,640
1,200	ANA Holdings, Inc. (Transportation)	46,500
20,900	Aozora Bank Ltd. (Banks)	838,850
26,200	Asahi Glass Co. Ltd. (Capital Goods)	1,097,970
41,000	Asahi Kasei Corp. (Materials)	548,000
28,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	440,525
1,600	Benesse Holdings, Inc. (Consumer Services)	58,207
53,100	Bridgestone Corp. (Automobiles & Components)	2,336,073
119,600	Canon, Inc. (Technology Hardware & Equipment)	4,338,886
18,200	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	271,104

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 614,297
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	379,931
39,200	Daicel Corp. (Materials)	430,454
9,700	Dai-ichi Life Holdings, Inc. (Insurance)	179,076
2,800	Daikin Industries Ltd. (Capital Goods)	311,061
6,600	Daito Trust Construction Co. Ltd. (Real Estate)	1,123,762
22,200	Daiwa House Industry Co. Ltd. (Real Estate)	855,218
236,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,518,870
2,100	Dentsu, Inc. (Media)	92,805
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	320,615
14,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	946,483
9,500	FANUC Corp. (Capital Goods)	2,444,855
900	Fast Retailing Co. Ltd. (Retailing)	361,560
5,200	Hamamatsu Photonics KK (Technology Hardware & Equipment)	200,047
1,300	Hikari Tsushin, Inc. (Retailing)	209,698
48,300	Hino Motors Ltd. (Capital Goods)	628,115
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	264,692
6,000	Hitachi Chemical Co. Ltd. (Materials)	134,040
93,000	Hitachi Ltd. (Technology Hardware & Equipment)	677,375
2,900	Hitachi Metals Ltd. (Materials)	34,083
34,500	Honda Motor Co. Ltd. (Automobiles & Components)	1,194,273
12,900	Hulic Co. Ltd. (Real Estate)	140,580
8,300	Idemitsu Kosan Co. Ltd. (Energy)	317,564
2,300	IHI Corp. (Capital Goods)	71,758
11,800	Isuzu Motors Ltd. (Automobiles & Components)	180,794
126,000	ITOCHU Corp. (Capital Goods)	2,460,424
12,700	Japan Airlines Co. Ltd. (Transportation)	517,095
34,300	Japan Exchange Group, Inc. (Diversified Financials)	642,238
57,000	Japan Post Holdings Co. Ltd. (Insurance)	692,688
41,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,185,531
14,500	JFE Holdings, Inc. (Materials)	292,485
6,400	JSR Corp. (Materials)	144,038
128,600	JXTG Holdings, Inc. (Energy)	784,020

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
9,300	Kakaku.com, Inc. (Software & Services)	$ 164,585
50,000	Kaneka Corp. (Materials)	497,378
19,300	Kao Corp. (Household & Personal Products)	1,448,918
9,100	Kawasaki Heavy Industries Ltd. (Capital Goods)	293,653
29,600	KDDI Corp. (Telecommunication Services)	762,331
8,000	Kikkoman Corp. (Food, Beverage & Tobacco)	324,339
8,000	Kintetsu Group Holdings Co. Ltd. (Transportation)	314,332
45,500	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,211,305
43,600	Komatsu Ltd. (Capital Goods)	1,460,555
23,600	Konica Minolta, Inc. (Technology Hardware & Equipment)	200,623
6,000	Kose Corp. (Household & Personal Products)	1,261,338
8,000	Kubota Corp. (Capital Goods)	141,021
7,300	Kyushu Railway Co. (Transportation)	227,736
7,700	Lawson, Inc. (Food & Staples Retailing)	526,389
36,600	LIXIL Group Corp. (Capital Goods)	811,886
3,900	M3, Inc. (Health Care Equipment & Services)	179,197
6,000	Makita Corp. (Capital Goods)	297,205
179,100	Marubeni Corp. (Capital Goods)	1,307,884
16,100	Marui Group Co. Ltd. (Retailing)	324,663
800	Maruichi Steel Tube Ltd. (Materials)	24,380
2,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	215,087
20,900	Mitsubishi Corp. (Capital Goods)	562,608
11,500	Mitsubishi Electric Corp. (Capital Goods)	186,651
400	Mitsubishi Heavy Industries Ltd. (Capital Goods)	15,424
2,700	Mitsubishi Materials Corp. (Materials)	80,034
21,200	Mitsubishi Motors Corp. (Automobiles & Components)	151,612
243,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,616,214
123,900	Mitsui & Co. Ltd. (Capital Goods)	2,132,055
3,500	Mixi, Inc. (Software & Services)	130,951
794,100	Mizuho Financial Group, Inc. (Banks)	1,447,151
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	425,570
9,000	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,242,289

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,900	NEC Corp. (Technology Hardware & Equipment)	$ 109,625
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	245,780
6,900	Nidec Corp. (Capital Goods)	1,061,970
1,900	Nintendo Co. Ltd. (Software & Services)	844,119
8,300	Nippon Express Co. Ltd. (Transportation)	549,161
2,400	Nippon Paint Holdings Co. Ltd. (Materials)	88,400
655	Nippon Prologis REIT, Inc. (REIT)	1,422,621
4,401	Nippon Steel & Sumitomo Metal Corp. (Materials)	96,624
14,100	Nippon Yusen KK (Transportation)	276,839
72,300	Nissan Motor Co. Ltd. (Automobiles & Components)	746,291
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	230,502
7,100	Nitto Denko Corp. (Materials)	536,612
9,600	Nomura Holdings, Inc. (Diversified Financials)	55,981
3,500	Nomura Real Estate Holdings, Inc. (Real Estate)	82,184
9,900	Nomura Research Institute Ltd. (Software & Services)	467,766
32,300	NSK Ltd. (Capital Goods)	434,540
62,300	NTT DOCOMO, Inc. (Telecommunication Services)	1,588,241
4,200	Obic Co. Ltd. (Software & Services)	353,926
19,000	Odakyu Electric Railway Co. Ltd. (Transportation)	387,059
2,300	Omron Corp. (Technology Hardware & Equipment)	134,450
3,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	108,177
5,400	Otsuka Corp. (Software & Services)	275,307
3,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	170,543
55,400	Panasonic Corp. (Consumer Durables & Apparel)	795,571
10,500	Park24 Co. Ltd. (Commercial & Professional Services)	286,518
15,900	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	398,512
49,100	Resona Holdings, Inc. (Banks)	263,910
43,400	Ricoh Co. Ltd. (Technology Hardware & Equipment)	428,741
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	334,091
24,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	857,070
22,600	SBI Holdings, Inc. (Diversified Financials)	531,010

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	$ 213,871
33,700	Seiko Epson Corp. (Technology Hardware & Equipment)	584,015
87,700	Sekisui House Ltd. (Consumer Durables & Apparel)	1,604,717
101,100	Seven Bank Ltd. (Banks)	324,333
3,300	Sharp Corp. (Consumer Durables & Apparel)*	98,832
7,000	Shimadzu Corp. (Technology Hardware & Equipment)	193,096
9,400	Shin-Etsu Chemical Co. Ltd. (Materials)	980,506
1,600	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	83,318
39,000	Showa Shell Sekiyu KK (Energy)	530,905
9,700	SoftBank Group Corp. (Telecommunication Services)	723,535
3,800	Sompo Holdings, Inc. (Insurance)	153,114
14,900	Sony Corp. (Consumer Durables & Apparel)	733,085
3,900	Start Today Co. Ltd. (Retailing)	101,507
40,800	Subaru Corp. (Automobiles & Components)	1,350,593
39,000	Sumitomo Chemical Co. Ltd. (Materials)	226,266
129,600	Sumitomo Corp. (Capital Goods)	2,171,128
5,500	Sumitomo Metal Mining Co. Ltd. (Materials)	227,489
60,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,575,154
28,100	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,148,704
9,700	Sysmex Corp. (Health Care Equipment & Services)	881,361
66,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,232,871
52,900	Tohoku Electric Power Co., Inc. (Utilities)	719,612
22,300	Tokio Marine Holdings, Inc. (Insurance)	1,011,146
10,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,997,904
14,600	Tokyo Gas Co. Ltd. (Utilities)	390,115
27,200	Tokyu Fudosan Holdings Corp. (Real Estate)	195,704
4,600	TOTO Ltd. (Capital Goods)	241,181
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	88,006
81,220	Toyota Motor Corp. (Automobiles & Components)	5,273,748
18,400	Trend Micro, Inc. (Software & Services)	1,085,081

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
61,200	USS Co. Ltd. (Retailing)	$ 1,252,605
3,300	Yamaha Corp. (Consumer Durables & Apparel)	144,952
22,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	672,395
8,200	Yamato Holdings Co. Ltd. (Transportation)	206,117

		96,868,527

Luxembourg – 0.8%
19,039	RTL Group SA (Media)(a)	1,580,693
97,539	SES SA FDR (Media)	1,320,285
21,970	Tenaris SA (Energy)	379,775

		3,280,753

Macau – 0.4%
88,000	MGM China Holdings Ltd. (Consumer Services)	228,878
155,600	Sands China Ltd. (Consumer Services)	845,582
141,200	Wynn Macau Ltd. (Consumer Services)	517,531

		1,591,991

Mexico – 0.0%
5,858	Fresnillo plc (Materials)	104,600

Netherlands – 3.6%
134,734	Aegon NV (Insurance)	909,026
1,970	ASML Holding NV (Semiconductors & Semiconductor Equipment)	390,639
12,678	Boskalis Westminster (Capital Goods)(a)	371,595
126,193	ING Groep NV (Banks)	2,129,533
13,126	Koninklijke DSM NV (Materials)	1,304,684
26,936	Koninklijke Philips NV (Health Care Equipment & Services)	1,031,434
23,323	NN Group NV (Insurance)	1,036,240
3,902	Randstad Holding NV (Commercial & Professional Services)	256,986
140,875	Royal Dutch Shell plc Class A (Energy)	4,479,049
91,973	Royal Dutch Shell plc Class B (Energy)(a)	2,959,547

		14,868,733

New Zealand – 0.8%
76,420	Contact Energy Ltd. (Utilities)	291,420
278,227	Fletcher Building Ltd. (Materials)	1,219,929
249,625	Mercury NZ Ltd. (Utilities)	583,689
317,017	Meridian Energy Ltd. (Utilities)	655,705
164,459	Spark New Zealand Ltd. (Telecommunication Services)	399,049

		3,149,792

Norway – 1.0%
29,116	Gjensidige Forsikring ASA (Insurance)	535,509
151,646	Marine Harvest ASA (Food, Beverage & Tobacco)	3,065,292

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
11,779	Statoil ASA (Energy)	$ 278,785
779	Yara International ASA (Materials)	33,287

		3,912,873

Portugal – 0.6%
305,536	EDP - Energias de Portugal SA (Utilities)	1,160,917
43,737	Galp Energia SGPS SA (Energy)	824,823
27,474	Jeronimo Martins SGPS SA (Food & Staples Retailing)	499,713

		2,485,453

Singapore – 0.8%
15,500	City Developments Ltd. (Real Estate)	154,445
48,200	ComfortDelGro Corp. Ltd. (Transportation)	75,665
40,200	DBS Group Holdings Ltd. (Banks)	849,119
12,800	Keppel Corp. Ltd. (Capital Goods)	76,534
73,200	SATS Ltd. (Transportation)	287,653
61,800	Singapore Exchange Ltd. (Diversified Financials)	348,887
202,000	Singapore Technologies Engineering Ltd. (Capital Goods)	555,685
130,900	Singapore Telecommunications Ltd. (Telecommunication Services)	338,075
19,600	United Overseas Bank Ltd. (Banks)	412,428

		3,098,491

Spain – 3.8%
156,856	Abertis Infraestructuras SA (Transportation)(a)	3,516,386
3,306	ACS Actividades de Construccion y Servicios SA (Capital Goods)(a)	128,985
6,586	Amadeus IT Group SA (Software & Services)	487,385
324,871	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,572,839
60,229	Banco Santander SA (Banks)	394,222
103,039	CaixaBank SA (Banks)	491,255
90,136	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	383,118
18,098	Enagas SA (Energy)	495,610
74,270	Endesa SA (Utilities)	1,636,182
133,123	Ferrovial SA (Capital Goods)	2,783,298
7,157	Iberdrola SA (Utilities)	52,628
30,372	Mapfre SA (Insurance)	101,047
261,457	Telefonica SA (Telecommunication Services)(a)	2,590,217

		15,633,172

Sweden – 3.4%
44,003	Hennes & Mauritz AB Class B (Retailing)	657,367

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
34,461	Lundin Petroleum AB (Energy)*	$ 870,584
326,929	Nordea Bank AB (Banks)	3,498,129
219,763	Skandinaviska Enskilda Banken AB Class A (Banks)	2,308,898
42,556	Skanska AB Class B (Capital Goods)	872,519
85,838	Swedbank AB Class A (Banks)	1,928,810
147,272	Tele2 AB Class B (Telecommunication Services)	1,773,499
69,362	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	441,694
334,966	Telia Co. AB (Telecommunication Services)	1,578,271

		13,929,771

Switzerland – 8.8%
50,153	ABB Ltd. (Registered) (Capital Goods)	1,192,548
146,817	Credit Suisse Group AG (Registered) (Diversified Financials)*	2,465,795
2,590	EMS-Chemie Holding AG (Registered) (Materials)	1,638,466
1,736	Geberit AG (Registered) (Capital Goods)	767,698
920	Givaudan SA (Registered) (Materials)	2,098,835
259,708	Glencore plc (Materials)*	1,290,549
8,736	Kuehne + Nagel International AG (Registered) (Transportation)	1,375,965
25,102	LafargeHolcim Ltd. (Registered) (Materials)*	1,375,456
72,389	Nestle SA (Registered) (Food, Beverage & Tobacco)	5,721,737
75,574	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,112,491
22,045	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,057,060
397	SGS SA (Registered) (Commercial & Professional Services)	976,592
134,312	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)(a)	2,988,944
17,457	UBS Group AG (Registered) (Diversified Financials)*	307,574
8,140	Zurich Insurance Group AG (Insurance)*	2,685,079

		36,054,789

United Kingdom – 15.9%
27,116	Anglo American plc (Materials)	631,658
80,463	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,813,707

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
250,161	BAE Systems plc (Capital Goods)	$ 2,046,740
319,649	Barclays plc (Banks)	934,049
39,792	Berkeley Group Holdings plc (Consumer Durables & Apparel)(a)	2,115,324
110,434	BP plc ADR (Energy)(a)	4,476,994
52,689	British American Tobacco plc (Food, Beverage & Tobacco)(a)	3,045,786
24,262	British Land Co. plc (The) (REIT)	218,706
43,199	Capita plc (Commercial & Professional Services)	87,306
179,565	Centrica plc (Utilities)	358,244
15,616	Compass Group plc (Consumer Services)	318,862
13,945	Diageo plc (Food, Beverage & Tobacco)	471,616
50,835	easyJet plc (Transportation)	1,145,918
130,365	G4S plc (Commercial & Professional Services)	453,724
166,227	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	6,494,489
1,024,775	HSBC Holdings plc (Banks)	9,623,369
28,820	Imperial Brands plc (Food, Beverage & Tobacco)(a)	981,307
118,879	J Sainsbury plc (Food & Staples Retailing)	398,778
23,385	Land Securities Group plc (REIT)	307,675
851,733	Legal & General Group plc (Insurance)	3,086,044
170,571	Marks & Spencer Group plc (Retailing)	647,906
1,017	Next plc (Retailing)(a)	67,985
132,053	Pearson plc (Media)	1,392,222
55,220	Persimmon plc (Consumer Durables & Apparel)	1,959,882
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(a)	161,725
11,241	Rio Tinto Ltd. (Materials)	636,828
11,619	Rio Tinto plc (Materials)	589,595
22,663	Rio Tinto plc ADR (Materials)(a)	1,167,825
27,421	Royal Mail plc (Transportation)	208,119
97,066	Segro plc (REIT)	819,182
148,325	SSE plc (Utilities)(a)	2,660,845
255,639	Standard Life Aberdeen plc (Diversified Financials)	1,290,384
125,880	Tate & Lyle plc (Food, Beverage & Tobacco)	961,426
67,101	Unilever NV CVA (Household & Personal Products)(a)	3,787,546
66,459	Unilever plc ADR (Household & Personal Products)(a)	3,692,462
182,507	Vodafone Group plc ADR (Telecommunication Services)(a)(b)	5,077,345
61,537	Wm Morrison Supermarkets plc (Food & Staples Retailing)	184,634

		65,316,207

TOTAL COMMON STOCKS (Cost $395,172,196)		$407,909,616

Shares	Distribution Rate	Value
Investment Company(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares

1,669	1.609%	$ 1,669
(Cost $1,669)

TOTAL INVESTMENTS – 99.4% (Cost $395,173,865)		$407,911,285

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		2,420,426

NET ASSETS – 100.0%		$410,331,711

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	48	06/15/18	$1,937,811	$(31,865)
FTSE 100 Index	10	06/15/18	981,188	(18,388)
Hang Seng Index	1	04/27/18	191,447	(1,933)
MSCI Singapore Index	2	04/27/18	59,383	626
SPI 200 Index	3	06/21/18	330,415	(15,350)
TOPIX Index	5	06/07/18	801,889	8,169

Total Futures Contracts				$(58,741)

WRITTEN OPTIONS CONTRACTS — At March 31, 2018, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written options contracts:
Calls
EURO STOXX 50 Index	Morgan Stanley Co., Inc.	3,350.00 EUR	06/15/18	1,949	$(65,515,635)	$(1,393,324)	$(2,184,780)	$791,456
FTSE 100 Index		7,150.00 GBP	06/15/18	306	(64,746,785)	(433,611)	(544,754)	111,143
Nikkei 225 Index		21,500.00 JPY	06/08/18	203	(1,432,491,830)	(1,116,066)	(1,622,347)	506,281

Total written options contracts				2,458		$(2,943,001)	$(4,351,881)	$1,408,880

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
Automobiles & Components – 2.1%
86,866	BorgWarner, Inc.	$ 4,363,279
2,037	Cooper-Standard Holdings, Inc.*	250,164
49,403	Dana, Inc.	1,272,621
483,007	General Motors Co.	17,552,475
21,887	Gentex Corp.	503,839
43,558	Lear Corp.	8,105,708

		32,048,086

Banks – 5.9%
38,730	Bank of America Corp.	1,161,513
38,634	CenterState Bank Corp.	1,024,960
19,853	Central Pacific Financial Corp.	565,016
468,112	Citizens Financial Group, Inc.	19,651,342
59,672	Comerica, Inc.	5,724,335
11,376	FCB Financial Holdings, Inc. Class A*	581,314
160,029	Fifth Third Bancorp	5,080,921
3,267	First Citizens BancShares, Inc. Class A	1,350,055
8,596	Hilltop Holdings, Inc.	201,662
47,809	Huntington Bancshares, Inc.	721,916
152,025	JPMorgan Chase & Co.	16,718,189
504,864	KeyCorp	9,870,091
64,124	PNC Financial Services Group, Inc. (The)	9,698,114
123,441	Radian Group, Inc.	2,350,317
12,308	SVB Financial Group*	2,954,043
18,859	Synovus Financial Corp.	941,818
69,288	TCF Financial Corp.	1,580,459
34,664	United Community Banks, Inc.	1,097,116
5,562	US Bancorp	280,881
22,872	Walker & Dunlop, Inc.	1,359,054
116,732	Wells Fargo & Co.	6,117,924
22,699	Western Alliance Bancorp*	1,319,039

		90,350,079

Capital Goods – 7.1%
14,958	Allison Transmission Holdings, Inc.	584,259
9,879	Applied Industrial Technologies, Inc.	720,179
82,320	Boeing Co. (The)	26,991,082
70,610	Caterpillar, Inc.	10,406,502
11,432	Eaton Corp. plc	913,531
45,297	Esterline Technologies Corp.*	3,313,476
15,347	Fortive Corp.	1,189,699
6,702	Granite Construction, Inc.	374,374
41,574	HD Supply Holdings, Inc.*	1,577,318
9,481	Honeywell International, Inc.	1,370,099
10,454	Hubbell, Inc.	1,273,088
114,094	Illinois Tool Works, Inc.	17,873,966
77,091	Ingersoll-Rand plc	6,592,051
26,915	Lockheed Martin Corp.	9,095,386
48,420	Masco Corp.	1,958,105
5,480	Owens Corning	440,592
64,168	Raytheon Co.	13,848,738
8,619	United Rentals, Inc.*	1,488,760
8,601	Valmont Industries, Inc.	1,258,326
21,794	WABCO Holdings, Inc.*	2,917,563
23,184	Watsco, Inc.	4,195,608

		108,382,702

Shares	Description	Value
Common Stocks – (continued)
Commercial & Professional Services – 1.0%
50,818	Brady Corp. Class A	$ 1,887,889
29,156	Cintas Corp.	4,973,431
11,339	Insperity, Inc.	788,627
21,321	KAR Auction Services, Inc.	1,155,598
38,156	ManpowerGroup, Inc.	4,391,756
35,790	Steelcase, Inc. Class A	486,744
18,029	TriNet Group, Inc.*	835,103

		14,519,148

Consumer Durables & Apparel – 1.7%
56,278	Callaway Golf Co.	920,708
19,685	Columbia Sportswear Co.	1,504,524
33,386	Hasbro, Inc.	2,814,440
4,530	Mohawk Industries, Inc.*	1,051,957
163,278	NIKE, Inc. Class B	10,848,190
1,156	NVR, Inc.*	3,236,800
24,693	PVH Corp.	3,739,261
11,220	Ralph Lauren Corp.	1,254,396
8,306	Whirlpool Corp.	1,271,732

		26,642,008

Consumer Services – 3.6%
10,286	Bright Horizons Family Solutions, Inc.*	1,025,720
51,446	Carnival Corp.	3,373,829
46,924	Domino’s Pizza, Inc.	10,959,569
166,580	International Game Technology plc	4,452,683
144,362	Las Vegas Sands Corp.	10,379,628
6,048	Marriott International, Inc. Class A	822,407
24,592	Papa John’s International, Inc.	1,409,122
34,874	Starbucks Corp.	2,018,856
37,019	Vail Resorts, Inc.	8,207,112
5,310	Wyndham Worldwide Corp.	607,623
87,531	Yum Brands, Inc.	7,451,514
87,531	Yum China Holdings, Inc.	3,632,537

		54,340,600

Diversified Financials – 4.6%
98,035	Ally Financial, Inc.	2,661,650
32,395	Ameriprise Financial, Inc.	4,792,516
96,718	Bank of New York Mellon Corp. (The)	4,983,879
38,603	Berkshire Hathaway, Inc. Class B*	7,700,526
70,266	BGC Partners, Inc. Class A	945,078
4,505	Capital One Financial Corp.	431,669
137,041	E*TRADE Financial Corp.*	7,593,442
9,925	Enova International, Inc.*	218,846
10,156	Green Dot Corp. Class A*	651,609
13,256	Morgan Stanley	715,294
38,270	MSCI, Inc.	5,720,217
88,445	Nasdaq, Inc.	7,625,728
49,228	S&P Global, Inc.	9,405,502
171,359	Synchrony Financial	5,745,667
143,290	TD Ameritrade Holding Corp.	8,487,067
41,461	Voya Financial, Inc.	2,093,780

		69,772,470

Energy – 6.9%
102,405	Arch Coal, Inc. Class A	9,408,971
152,331	Chesapeake Energy Corp.*(a)	460,040
211,408	CNX Resources Corp.*	3,262,025

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
146,398	ConocoPhillips	$ 8,679,937
11,313	Delek US Energy, Inc.	460,439
39,820	Devon Energy Corp.	1,265,878
61,715	Energen Corp.*	3,879,405
12,027	EOG Resources, Inc.	1,266,082
22,807	Exxon Mobil Corp.	1,701,630
100,388	HollyFrontier Corp.	4,904,958
158,635	Marathon Oil Corp.	2,558,783
256,353	Marathon Petroleum Corp.	18,741,968
409,022	Peabody Energy Corp.	14,929,303
86,298	Phillips 66	8,277,704
4,825	Pioneer Natural Resources Co.	828,839
209,544	Valero Energy Corp.	19,439,397
247,662	Williams Cos., Inc. (The)	6,156,877

		106,222,236

Food & Staples Retailing – 0.2%
48,060	CVS Health Corp.	2,989,813
21,826	US Foods Holding Corp.*	715,238

		3,705,051

Food, Beverage & Tobacco – 2.7%
24,790	Altria Group, Inc.	1,544,913
67,825	Archer-Daniels-Midland Co.	2,941,570
241,277	Conagra Brands, Inc.	8,898,296
35,366	Lamb Weston Holdings, Inc.	2,059,008
13,685	Lancaster Colony Corp.	1,685,171
8,310	Molson Coors Brewing Co. Class B	625,992
16,207	PepsiCo, Inc.	1,768,994
28,740	Sanderson Farms, Inc.	3,420,635
204,944	Tyson Foods, Inc. Class A	14,999,851
197,745	Vector Group Ltd.	4,032,021

		41,976,451

Health Care Equipment & Services – 8.2%
32,290	Anthem, Inc.	7,094,113
136,210	Baxter International, Inc.	8,859,098
12,250	Becton Dickinson and Co.	2,654,575
645,475	Boston Scientific Corp.*	17,634,377
51,825	Centene Corp.*	5,538,538
66,201	Cigna Corp.	11,104,556
12,968	Cooper Cos., Inc. (The)	2,967,208
37,349	Danaher Corp.	3,656,840
1,861	Edwards Lifesciences Corp.*	259,647
35,490	Humana, Inc.	9,540,776
37,074	IDEXX Laboratories, Inc.*	7,095,593
227,754	Medtronic plc	18,270,426
81,279	UnitedHealth Group, Inc.	17,393,706
65,679	WellCare Health Plans, Inc.*	12,717,425

		124,786,878

Household & Personal Products – 0.9%
42,025	Estee Lauder Cos., Inc. (The) Class A	6,291,983
49,187	Kimberly-Clark Corp.	5,416,964
6,561	Nu Skin Enterprises, Inc. Class A	483,611
8,185	Procter & Gamble Co. (The)	648,907
9,724	USANA Health Sciences, Inc.*	835,292

		13,676,757

Shares	Description	Value
Common Stocks – (continued)
Insurance – 3.6%
37,691	Allstate Corp. (The)	$ 3,573,107
59,216	Argo Group International Holdings Ltd.	3,398,987
15,735	Assured Guaranty Ltd.	569,607
98,971	Lincoln National Corp.	7,230,821
17,026	Marsh & McLennan Cos., Inc.	1,406,177
47,125	Principal Financial Group, Inc.	2,870,384
64,085	Prudential Financial, Inc.	6,636,002
107,660	Reinsurance Group of America, Inc.	16,579,640
82,165	Travelers Cos., Inc. (The)	11,409,432
18,889	Unum Group	899,305
1,141	White Mountains Insurance Group Ltd.	938,495

		55,511,957

Materials – 4.1%
5,254	Air Products & Chemicals, Inc.	835,544
109,399	Carpenter Technology Corp.	4,826,684
12,663	Celanese Corp. Series A	1,268,959
1,220	Chase Corp.	142,069
18,697	Chemours Co. (The)	910,731
20,816	HB Fuller Co.	1,035,180
22,879	Huntsman Corp.	669,211
485,049	Louisiana-Pacific Corp.	13,954,860
66,105	LyondellBasell Industries NV Class A	6,985,976
4,112	Materion Corp.	209,917
17,318	Minerals Technologies, Inc.	1,159,440
97,498	Nucor Corp.	5,956,153
27,885	Owens-Illinois, Inc.*	603,989
16,462	PPG Industries, Inc.	1,837,159
8,350	Reliance Steel & Aluminum Co.	715,929
15,506	Sherwin-Williams Co. (The)	6,080,213
315,262	Steel Dynamics, Inc.	13,940,886
23,768	WestRock Co.	1,525,192

		62,658,092

Media – 1.1%
271,158	Comcast Corp. Class A	9,265,469
275,792	Interpublic Group of Cos., Inc. (The)	6,351,490
16,688	John Wiley & Sons, Inc. Class A	1,063,025

		16,679,984

Pharmaceuticals, Biotechnology & Life Sciences – 8.1%
77,033	AbbVie, Inc.	7,291,174
52,018	Alexion Pharmaceuticals, Inc.*	5,797,926
15,723	Allergan plc	2,646,024
103,093	Amgen, Inc.	17,575,295
30,180	Biogen, Inc.*	8,263,888
55,939	Bristol-Myers Squibb Co.	3,538,142
122,306	Celgene Corp.*	10,910,918
25,929	Halozyme Therapeutics, Inc.*	507,949
33,538	Ironwood Pharmaceuticals, Inc.*	517,491
101,303	Johnson & Johnson	12,981,979
444,355	Merck & Co., Inc.	24,204,017
1,326	Mettler-Toledo International, Inc.*	762,490
279,257	Pfizer, Inc.	9,910,831
5,969	PTC Therapeutics, Inc.*	161,521
17,939	Regeneron Pharmaceuticals, Inc.*	6,177,474
20,694	Repligen Corp.*	748,709
42,911	Sangamo Therapeutics, Inc.*	815,309

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
3,494	Thermo Fisher Scientific, Inc.	$ 721,371
4,670	United Therapeutics Corp.*	524,721
61,849	Vertex Pharmaceuticals, Inc.*	10,080,150

		124,137,379

Real Estate – 3.7%
118,681	American Tower Corp. (REIT)	17,249,037
15,622	Apartment Investment & Management Co. Class A (REIT)	636,596
254,400	CBRE Group, Inc. Class A*	12,012,768
23,471	CoreSite Realty Corp. (REIT)	2,353,202
19,282	CyrusOne, Inc. (REIT)	987,431
42,346	DCT Industrial Trust, Inc. (REIT)	2,385,774
4,262	Digital Realty Trust, Inc. (REIT)	449,130
16,744	Empire State Realty Trust, Inc. Class A (REIT)	281,132
39,468	Equity LifeStyle Properties, Inc. (REIT)	3,464,106
11,456	First Industrial Realty Trust, Inc. (REIT)	334,859
121,814	Forest City Realty Trust, Inc. Class A (REIT)	2,467,952
18,168	Hudson Pacific Properties, Inc. (REIT)	591,005
9,524	Jones Lang LaSalle, Inc.	1,663,271
3,901	Lamar Advertising Co. Class A (REIT)	248,338
40,527	Mack-Cali Realty Corp. (REIT)	677,206
33,012	Mid-America Apartment Communities, Inc. (REIT)	3,012,015
33,614	Prologis, Inc. (REIT)	2,117,346
10,025	PS Business Parks, Inc. (REIT)	1,133,226
4,952	Public Storage (REIT)	992,331
20,949	SBA Communications Corp. (REIT)*	3,580,603

		56,637,328

Retailing – 5.6%
15,740	Abercrombie & Fitch Co. Class A	381,065
21,865	Amazon.com, Inc.*	31,646,089
6,539	AutoZone, Inc.*	4,241,784
219,330	Best Buy Co., Inc.	15,350,907
2,442	Booking Holdings, Inc.*	5,080,312
3,786	Expedia Group, Inc.	418,012
141,850	Lowe’s Cos., Inc.	12,447,338
18,108	Netflix, Inc.*	5,348,198
22,683	Nordstrom, Inc.	1,098,084
37,334	O’Reilly Automotive, Inc.*	9,235,685
7,641	Sleep Number Corp.*	268,581
9,237	Tailored Brands, Inc.	231,479

		85,747,534

Semiconductors & Semiconductor Equipment – 4.3%
11,910	Advanced Energy Industries, Inc.*	761,049
418,887	Applied Materials, Inc.	23,294,306
31,784	Intel Corp.	1,655,311
136,437	KLA-Tencor Corp.	14,872,998
15,650	Lam Research Corp.	3,179,454
86,810	Maxim Integrated Products, Inc.	5,227,698
53,709	Micron Technology, Inc.*	2,800,387
96,874	ON Semiconductor Corp.*	2,369,538
100,492	Teradyne, Inc.	4,593,489

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
63,128	Texas Instruments, Inc.	$ 6,558,368

		65,312,598

Software & Services – 13.0%
90,930	Adobe Systems, Inc.*	19,648,154
15,457	Alphabet, Inc. Class A*	16,031,073
16,422	Alphabet, Inc. Class C*	16,944,055
31,238	Amdocs Ltd.	2,084,199
14,690	Aspen Technology, Inc.*	1,158,894
38,091	Cadence Design Systems, Inc.*	1,400,606
15,958	CDK Global, Inc.	1,010,780
175,181	Citrix Systems, Inc.*	16,256,797
10,304	CoreLogic, Inc.*	466,050
7,526	CoStar Group, Inc.*	2,729,530
49,384	eBay, Inc.*	1,987,212
4,273	Electronic Arts, Inc.*	518,058
9,320	EVERTEC, Inc.	152,382
130,289	Facebook, Inc. Class A*	20,818,879
127,379	International Business Machines Corp.	19,543,760
6,628	Intuit, Inc.	1,148,748
16,541	LogMeIn, Inc.	1,911,313
2,766	MercadoLibre, Inc.	985,775
421,098	Microsoft Corp.(b)	38,433,614
41,890	New Relic, Inc.*	3,104,887
212,943	Oracle Corp.	9,742,142
9,915	Perficient, Inc.*	227,252
39,720	Splunk, Inc.*	3,908,051
22,899	Synopsys, Inc.*	1,906,113
36,907	Teradata Corp.*	1,464,101
17,240	VeriSign, Inc.*	2,043,974
43,821	Visa, Inc. Class A	5,241,868
91,433	Worldpay, Inc.*	7,519,450

		198,387,717

Technology Hardware & Equipment – 4.9%
197,190	Apple, Inc.	33,084,538
9,482	EchoStar Corp. Class A*	500,365
22,662	F5 Networks, Inc.*	3,277,152
22,384	Flex Ltd.*	365,531
247,530	HP, Inc.	5,425,857
18,593	Methode Electronics, Inc.	726,986
6,711	National Instruments Corp.	339,375
45,067	NCR Corp.*	1,420,512
72,064	NetApp, Inc.	4,445,628
40,289	NETGEAR, Inc.*	2,304,531
35,788	Palo Alto Networks, Inc.*	6,496,238
150,233	Viavi Solutions, Inc.*	1,460,265
169,695	Western Digital Corp.	15,657,758

		75,504,736

Telecommunication Services – 0.2%
48,653	AT&T, Inc.	1,734,480
128,439	Vonage Holdings Corp.*	1,367,875

		3,102,355

Transportation – 1.4%
24,642	Alaska Air Group, Inc.	1,526,818
4,135	Allegiant Travel Co.	713,494
10,206	ArcBest Corp.	327,102
5,131	Copa Holdings SA Class A	660,001
31,353	CSX Corp.	1,746,676

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
156,759	Delta Air Lines, Inc.	$ 8,591,961
63,265	Southwest Airlines Co.	3,623,819
18,844	Union Pacific Corp.	2,533,199
53,465	Werner Enterprises, Inc.	1,951,472

		21,674,542

Utilities – 1.3%
24,733	AES Corp.	281,214
9,873	American Water Works Co., Inc.	810,869
133,249	CenterPoint Energy, Inc.	3,651,023
113,422	Edison International	7,220,445
283,475	NRG Energy, Inc.	8,654,492

		20,618,043

TOTAL COMMON STOCKS (Cost $974,601,561)		$1,472,394,731

Units	Description	Value
Right*(c) – 0.0%
Food & Staples Retailing – 0.0%
31,304	Safeway, Inc. (Property Development Centers), CVR	$ —
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(d) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,713,559	1.609%	$ 17,713,559
(Cost $17,713,559)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $992,315,120)		$1,490,108,290

Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
197,275	1.609%	$ 197,275
(Cost $197,275)

TOTAL INVESTMENTS – 97.4% (Cost $992,512,395)		$1,490,305,565

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		39,604,084

NET ASSETS – 100.0%		$1,529,909,649

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	9	06/15/18	$689,040	$(31,539)
S&P 500 E-Mini Index	53	06/15/18	7,003,950	(386,730)

Total Futures Contracts				$(418,269)

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.4%
Australia – 7.2%
17,886	Altium Ltd. (Software & Services)	$ 276,475
233,580	Aristocrat Leisure Ltd. (Consumer Services)	4,361,064
100,247	ASX Ltd. (Diversified Financials)	4,344,461
214,842	BHP Billiton Ltd. (Materials)	4,762,083
139,425	BHP Billiton plc (Materials)	2,755,486
22,130	BlueScope Steel Ltd. (Materials)	260,363
90,087	Caltex Australia Ltd. (Energy)	2,188,312
15,267	Cochlear Ltd. (Health Care Equipment & Services)	2,144,212
180,392	Computershare Ltd. (Software & Services)	2,419,140
6,001	Corporate Travel Management Ltd. (Consumer Services)	109,180
73,188	Crown Resorts Ltd. (Consumer Services)	718,784
25,155	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,030,640
188,525	GDI Property Group (REIT)	178,100
9,175	IOOF Holdings Ltd. (Diversified Financials)	72,370
17,593	Macquarie Group Ltd. (Diversified Financials)	1,402,816
781,335	Medibank Pvt Ltd. (Insurance)	1,753,727
49,143	Metcash Ltd. (Food & Staples Retailing)	118,920
954,522	Qantas Airways Ltd. (Transportation)	4,306,376
447,291	Star Entertainment Group Ltd. (The) (Consumer Services)	1,831,036
64,115	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	837,678
7,564	Washington H Soul Pattinson & Co. Ltd. (Energy)	108,608
138,855	Wesfarmers Ltd. (Food & Staples Retailing)	4,449,588
935,295	Whitehaven Coal Ltd. (Energy)	3,244,390
195,573	Woolworths Group Ltd. (Food & Staples Retailing)	3,969,553

		49,643,362

Austria – 0.6%
80,346	Erste Group Bank AG (Banks)*	4,039,262

Belgium – 1.0%
59,149	KBC Group NV (Banks)	5,150,632
6,720	Melexis NV (Semiconductors & Semiconductor Equipment)	671,801
15,908	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,295,521

		7,117,954

China – 0.8%
410,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	1,414,942
15,000	ENN Energy Holdings Ltd. (Utilities)	134,834

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,549,000	Fosun International Ltd. (Capital Goods)	$ 3,398,610
100,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	207,437
210,000	Towngas China Co. Ltd. (Utilities)*	183,576
302,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	262,048

		5,601,447

Denmark – 3.0%
39,767	Carlsberg A/S Class B (Food, Beverage & Tobacco)	4,747,967
127,519	Danske Bank A/S (Banks)	4,777,920
79,815	GN Store Nord A/S (Health Care Equipment & Services)	2,830,865
4,905	Jyske Bank A/S (Registered) (Banks)	291,624
166,746	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	8,201,545

		20,849,921

Finland – 1.0%
27,761	Metsa Board OYJ (Materials)	278,710
26,707	Sampo OYJ Class A (Insurance)	1,487,919
137,215	UPM-Kymmene OYJ (Materials)*	5,087,088

		6,853,717

France – 9.3%
270,804	Air France-KLM (Transportation)*	3,021,857
35,545	Arkema SA (Materials)	4,640,362
97,927	BNP Paribas SA (Banks)	7,262,336
1,413	Capgemini SE (Software & Services)	176,306
86,522	Cie de Saint-Gobain (Capital Goods)	4,568,797
31,954	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	4,730,558
8,183	Edenred (Commercial & Professional Services)	284,626
50,619	Eutelsat Communications SA (Media)	1,003,292
54,007	Faurecia SA (Automobiles & Components)	4,370,036
26,355	Gecina SA (REIT)	4,573,423
9,119	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,417,418
1,488	Kaufman & Broad SA (Consumer Durables & Apparel)	78,306
11,427	Kering SA (Consumer Durables & Apparel)	5,480,586
31,798	Klepierre SA (REIT)	1,281,688
111,717	Natixis SA (Diversified Financials)	916,672

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
4,433	Pernod Ricard SA (Food, Beverage & Tobacco)	$ 737,733
4,863	Peugeot SA (Automobiles & Components)	117,098
69,036	Schneider Electric SE (Capital Goods)	6,079,406
105,315	Societe Generale SA (Banks)	5,719,699
1,107	Thales SA (Capital Goods)	134,858
22,955	TOTAL SA (Energy)	1,315,773
16,635	Ubisoft Entertainment SA (Software & Services)*	1,407,854
64,819	Valeo SA (Automobiles & Components)	4,287,784

		63,606,468

Germany – 7.2%
58,292	Aareal Bank AG (Banks)	2,780,884
27,156	adidas AG (Consumer Durables & Apparel)	6,606,985
13,332	AIXTRON SE (Semiconductors & Semiconductor Equipment)*	257,974
18,059	Allianz SE (Registered) (Insurance)	4,082,367
12,551	Aurubis AG (Materials)	1,054,827
73,592	BASF SE (Materials)	7,463,506
65,331	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,365,009
18,876	Commerzbank AG (Banks)*	245,054
49,469	Covestro AG (Materials)(a)	4,871,070
152,602	Deutsche Lufthansa AG (Registered) (Transportation)	4,878,309
4,376	Duerr AG (Capital Goods)	480,894
4,940	Hella GmbH & Co. KGaA (Automobiles & Components)	325,207
3,158	Jenoptik AG (Technology Hardware & Equipment)	111,919
26,693	Rheinmetall AG (Capital Goods)	3,788,927
1,626	Salzgitter AG (Materials)	83,180
1,026	Siltronic AG (Semiconductors & Semiconductor Equipment)*	175,972
40,901	Wirecard AG (Software & Services)	4,848,474

		49,420,558

Hong Kong – 4.7%
1,046,400	AIA Group Ltd. (Insurance)	8,945,337
515,464	CK Asset Holdings Ltd. (Real Estate)	4,350,038
324,000	CLP Holdings Ltd. (Utilities)	3,303,507
413,000	Galaxy Entertainment Group Ltd. (Consumer Services)	3,790,798
285,000	Haitong International Securities Group Ltd. (Diversified Financials)	167,514
828,000	Hong Kong & China Gas Co. Ltd. (Utilities)	1,706,310
176,200	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	5,803,509

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
56,000	Luk Fook Holdings International Ltd. (Retailing)	$ 204,405
239,000	Melco International Development Ltd. (Consumer Services)	701,417
204,000	PCCW Ltd. (Telecommunication Services)	118,395
42,000	Sino Land Co. Ltd. (Real Estate)	68,076
1,733,500	WH Group Ltd. (Food, Beverage & Tobacco)(a)	1,857,421
198,000	Wheelock & Co. Ltd. (Real Estate)	1,452,339

		32,469,066

Italy – 2.0%
5,661	ASTM SpA (Transportation)	142,746
10,196	Azimut Holding SpA (Diversified Financials)	219,168
7,290	Banca Generali SpA (Diversified Financials)	235,202
34,829	Enel SpA (Utilities)	213,126
355,405	Eni SpA (Energy)	6,260,552
114,348	Moncler SpA (Consumer Durables & Apparel)	4,351,882
40,844	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	1,506,954
39,759	Societa Cattolica di Assicurazioni SC (Insurance)	423,357

		13,352,987

Japan – 22.9%
262,600	AD Works Co. Ltd. (Real Estate)	103,788
16,500	Aeon Co. Ltd. (Food & Staples Retailing)	293,451
16,500	Alpen Co. Ltd. (Retailing)	369,189
9,600	Aoyama Trading Co. Ltd. (Retailing)	377,217
12,000	Aozora Bank Ltd. (Banks)	481,636
80,800	Asahi Glass Co. Ltd. (Capital Goods)	3,386,106
18,200	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	978,771
7,000	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	226,546
3,300	Benesse Holdings, Inc. (Consumer Services)	120,052
148,100	Canon, Inc. (Technology Hardware & Equipment)	5,372,817
67,200	Chugoku Electric Power Co., Inc. (The) (Utilities)	820,944
9,900	CKD Corp. (Capital Goods)	215,475
15,500	Cosmo Energy Holdings Co. Ltd. (Energy)	501,626
10,300	Disco Corp. (Semiconductors & Semiconductor Equipment)	2,201,557
87,100	DMG Mori Co. Ltd. (Capital Goods)	1,641,036

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,200	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	$ 308,099
1,900	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	122,335
13,000	Electric Power Development Co. Ltd. (Utilities)	335,087
221,800	Financial Products Group Co. Ltd. (Diversified Financials)	2,905,306
8,900	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	219,284
20,700	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	629,332
80,000	Fujitsu Ltd. (Software & Services)	486,155
757,000	Fukuoka Financial Group, Inc. (Banks)	4,146,979
136,200	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	5,286,862
10,200	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	411,987
21,100	Honda Motor Co. Ltd. (Automobiles & Components)	730,410
1,800	Horiba Ltd. (Technology Hardware & Equipment)	140,148
24,400	Hoya Corp. (Health Care Equipment & Services)	1,232,508
6,000	Ichiyoshi Securities Co. Ltd. (Diversified Financials)	69,411
144,400	Idemitsu Kosan Co. Ltd. (Energy)	5,524,852
14,700	JSR Corp. (Materials)	330,837
75,700	JTEKT Corp. (Capital Goods)	1,115,422
922,800	JXTG Holdings, Inc. (Energy)	5,625,924
4,300	Kakaku.com, Inc. (Software & Services)	76,099
6,500	Kansai Electric Power Co., Inc. (The) (Utilities)	84,985
81,100	Kao Corp. (Household & Personal Products)	6,088,460
16,700	KDDI Corp. (Telecommunication Services)	430,099
97,800	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	2,603,640
4,600	Ki-Star Real Estate Co. Ltd. (Consumer Durables & Apparel)	116,256
81,500	KLab, Inc. (Software & Services)	1,342,335
11,500	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	820,870
73,600	Konami Holdings Corp. (Software & Services)	3,748,222
8,300	Kose Corp. (Household & Personal Products)	1,744,850

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
48,100	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,044,614
50,200	Link And Motivation, Inc. (Commercial & Professional Services)	611,033
14,000	Mandom Corp. (Household & Personal Products)	489,796
25,800	Mitsubishi Corp. (Capital Goods)	694,512
176,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,173,616
1,801,100	Mizuho Financial Group, Inc. (Banks)	3,282,286
2,800	Mizuno Corp. (Consumer Durables & Apparel)	84,539
23,500	Monex Group, Inc. (Diversified Financials)	76,303
800	Monogatari Corp. (The) (Consumer Services)	80,915
31,000	Nachi-Fujikoshi Corp. (Capital Goods)	188,243
156,100	NGK Spark Plug Co. Ltd. (Automobiles & Components)	3,761,392
69,100	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	2,003,087
621,000	Nippon Light Metal Holdings Co. Ltd. (Materials)	1,623,606
4,500	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	209,939
14,900	NTT DOCOMO, Inc. (Telecommunication Services)	379,852
12,300	Okinawa Electric Power Co., Inc. (The) (Utilities)	347,263
41,300	Onward Holdings Co. Ltd. (Consumer Durables & Apparel)	359,834
83,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,183,318
5,000	Outsourcing, Inc. (Commercial & Professional Services)	87,467
155,900	Persol Holdings Co. Ltd. (Commercial & Professional Services)	4,529,941
2,300	Pola Orbis Holdings, Inc. (Household & Personal Products)	95,881
12,000	Pressance Corp. (Consumer Durables & Apparel)	180,550
517,300	Rakuten, Inc. (Retailing)	4,274,774
128,800	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	3,228,195
7,200	Relo Group, Inc. (Real Estate)	201,175
60,500	Resona Holdings, Inc. (Banks)	325,185
36,200	SAMTY Co. Ltd. (Real Estate)	620,677

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
15,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 266,261
29,400	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,655,671
41,400	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	1,773,259
9,200	Shikoku Electric Power Co., Inc. (Utilities)	110,864
6,000	Shimachu Co. Ltd. (Retailing)	191,065
92,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,811,594
98,300	Shiseido Co. Ltd. (Household & Personal Products)	6,312,534
26,500	Sodick Co. Ltd. (Capital Goods)	347,746
15,400	SoftBank Group Corp. (Telecommunication Services)	1,148,705
141,400	Sony Corp. (Consumer Durables & Apparel)	6,956,924
15,600	Square Enix Holdings Co. Ltd. (Software & Services)	704,550
89,700	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	2,342,746
180,200	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,010,328
157,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,677,582
175,800	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	2,958,075
105,800	Takara Holdings, Inc. (Food, Beverage & Tobacco)	1,176,298
3,800	THK Co. Ltd. (Capital Goods)	158,080
6,600	TIS, Inc. (Software & Services)	263,899
800	Toei Co. Ltd. (Media)	85,546
32,900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	6,086,208
30,400	Tokyo Gas Co. Ltd. (Utilities)	812,294
16,100	Toyota Motor Corp. (Automobiles & Components)	1,045,399
8,000	Tsugami Corp. (Capital Goods)	102,985
44,100	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	2,494,913
134,000	Yamaha Motor Co. Ltd. (Automobiles & Components)	3,986,765
54,200	Zenkoku Hosho Co. Ltd. (Diversified Financials)	2,381,742
4,500	ZERIA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	90,899

		156,857,890

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – 0.3%
3,845	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,026,214

Netherlands – 4.9%
73,556	Aegon NV (Insurance)	496,269
32,374	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	3,320,936
22,834	Heineken NV (Food, Beverage & Tobacco)	2,455,889
9,644	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	228,523
50,009	Koninklijke DSM NV (Materials)	4,970,741
33,156	Koninklijke Philips NV (Health Care Equipment & Services)	1,269,610
113,331	NN Group NV (Insurance)	5,035,294
18,804	Randstad Holding NV (Commercial & Professional Services)	1,238,432
306,233	Royal Dutch Shell plc Class A (Energy)	9,755,725
153,940	Royal Dutch Shell plc Class B (Energy)	4,953,549
1,896	Vastned Retail NV (REIT)	90,443

		33,815,411

New Zealand – 0.4%
272,445	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	2,463,632

Norway – 3.0%
156,092	Aker BP ASA (Energy)	4,231,628
248,070	DNB ASA (Banks)	4,886,293
3,826	Marine Harvest ASA (Food, Beverage & Tobacco)	77,337
624,729	Norsk Hydro ASA (Materials)	3,705,697
149,267	Orkla ASA (Food, Beverage & Tobacco)	1,608,649
168,689	Storebrand ASA (Insurance)	1,387,222
200,532	Telenor ASA (Telecommunication Services)	4,560,325
4,984	Tomra Systems ASA (Commercial & Professional Services)	105,216

		20,562,367

Singapore – 1.6%
593,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	5,847,555
120,100	Singapore Airlines Ltd. (Transportation)	997,989
82,000	Singapore Exchange Ltd. (Diversified Financials)	462,925
1,087,300	Singapore Telecommunications Ltd. (Telecommunication Services)	2,808,170
44,700	United Overseas Bank Ltd. (Banks)	940,587

		11,057,226

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – 0.7%
168,760	Mondi plc (Materials)	$ 4,535,948

Spain – 2.7%
76,966	ACS Actividades de Construccion y Servicios SA (Capital Goods)	3,002,868
71,000	Amadeus IT Group SA (Software & Services)	5,254,223
19,728	Banco Bilbao Vizcaya Argentaria SA (Banks)	156,237
1,194,412	Banco Santander SA (Banks)	7,817,879
176,852	CaixaBank SA (Banks)	843,170
97,161	Repsol SA (Energy)	1,727,099

		18,801,476

Sweden – 4.3%
76,461	Alfa Laval AB (Capital Goods)	1,811,977
124,238	Atlas Copco AB Class B (Capital Goods)	4,850,954
69,974	Boliden AB (Materials)	2,462,274
98,504	Electrolux ABSeries B (Consumer Durables & Apparel)	3,110,709
13,029	Elekta AB Class B (Health Care Equipment & Services)	139,485
278,488	Sandvik AB (Capital Goods)	5,102,241
70,384	SSAB AB Class B (Materials)*	326,021
465,413	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	4,973,678
12,609	Swedish Match AB (Food, Beverage & Tobacco)	571,411
68,698	Tele2 AB Class B (Telecommunication Services)	827,284
2,639	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	187,399
283,607	Volvo AB Class B (Capital Goods)	5,191,249

		29,554,682

Switzerland – 6.4%
58,439	Adecco Group AG (Registered) (Commercial & Professional Services)	4,162,612
986	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	129,748
489	Barry Callebaut AG (Registered) (Food, Beverage & Tobacco)	956,367
1,531	Bobst Group SA (Registered) (Capital Goods)	169,814
80,110	Cie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	7,198,834
75	Conzzeta AG (Registered) (Capital Goods)	89,649
14,465	GAM Holding AG (Diversified Financials)*	243,567
2,326	Georg Fischer AG (Registered) (Capital Goods)	3,114,216

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
599,557	Glencore plc (Materials)*	$ 2,979,337
7,788	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	1,836,715
55,655	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,399,056
39,221	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,172,229
56,478	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	998,277
9,859	Oriflame Holding AG (Household & Personal Products)	474,245
4,218	Partners Group Holding AG (Diversified Financials)	3,138,717
13,783	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,161,781
12,652	Sonova Holding AG (Registered) (Health Care Equipment & Services)	2,011,451
222,191	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	4,939,949
1,461	Swiss Life Holding AG (Registered) (Insurance)*	520,653

		43,697,217

United Kingdom – 11.8%
512,975	888 Holdings plc (Consumer Services)	1,941,888
17,707	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	307,526
22,431	Anglo American plc (Materials)	522,523
195	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	13,405
173,890	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	6,080,933
168,976	Barratt Developments plc (Consumer Durables & Apparel)	1,257,404
109,201	BP plc ADR (Energy)	4,427,009
40,463	Brewin Dolphin Holdings plc (Diversified Financials)	196,058
124,760	Compass Group plc (Consumer Services)	2,547,468
4,557	Derwent London plc (REIT)	198,366
224,773	Diageo plc (Food, Beverage & Tobacco)	7,601,758
838,058	Direct Line Insurance Group plc (Insurance)	4,487,390
258,881	Fiat Chrysler Automobiles NV (Automobiles & Components)*	5,280,213

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
20,392	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	$ 796,715
11,355	GVC Holdings plc (Consumer Services)	146,724
355,241	HSBC Holdings plc (Banks)	3,335,967
986,071	International Consolidated Airlines Group SA (Transportation)	8,524,194
12,318	Intertek Group plc (Commercial & Professional Services)	806,314
15,484	Jardine Lloyd Thompson Group plc (Insurance)	278,502
79,545	JD Sports Fashion plc (Retailing)	375,179
1,013,711	Legal & General Group plc (Insurance)	3,672,931
3,024,809	Lloyds Banking Group plc (Banks)	2,751,447
210,823	Man Group plc (Diversified Financials)	508,375
29,259	On the Beach Group plc (Retailing)(a)	219,620
104,859	OneSavings Bank plc (Banks)	549,990
43,843	Paragon Banking Group plc (Banks)	290,200
133,725	Persimmon plc (Consumer Durables & Apparel)	4,746,200
66,018	Prudential plc (Insurance)	1,649,703
81,036	Rio Tinto Ltd. (Materials)	4,590,874
108,373	Rio Tinto plc ADR (Materials)(b)	5,584,461
18,430	Safestore Holdings plc (REIT)	127,089
19,709	Senior plc (Capital Goods)	83,325
10,118	Smiths Group plc (Capital Goods)	215,223
162,475	SSP Group plc (Consumer Services)	1,395,671
116,448	Standard Life Investment Property Income Trust Ltd. (REIT)	146,549
36,085	Unilever plc (Household & Personal Products)	2,001,366
4,408	Unilever plc ADR (Household & Personal Products)	244,909
104,619	Vodafone Group plc ADR (Telecommunication Services)	2,910,501

		80,813,970

United States – 0.6%
56,031	Carnival plc ADR (Consumer Services)(c)	3,670,030
806,033	REC Silicon ASA (Semiconductors & Semiconductor Equipment)*	154,334
72,300	Samsonite International SA (Consumer Durables & Apparel)	330,687

		4,155,051

TOTAL COMMON STOCKS (Cost $560,484,707)		$661,295,826

Shares	Distribution Rate	Value
Investment Company(d) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,460,937	1.609%	$ 2,460,937
(Cost $2,460,937)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $562,945,644)		$663,756,763

Securities Lending Reinvestment Vehicle(d) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,511,200	1.609%	$ 3,511,200
(Cost $3,511,200)

TOTAL INVESTMENTS – 97.3% (Cost $566,456,844)		$667,267,963

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		18,630,644

NET ASSETS – 100.0%		$685,898,607

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,948,111, which represents approximately 1.0% of net assets as of March 31, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	131	06/15/18	$5,288,609	$(86,966)
FTSE 100 Index	27	06/15/18	2,649,208	(49,646)
Hang Seng Index	2	04/27/18	382,893	(2,160)
MSCI Singapore Index	6	04/27/18	178,149	1,525
SPI 200 Index	9	06/21/18	991,245	(46,033)
TOPIX Index	17	06/07/18	2,726,423	27,773

Total Futures Contracts				$(155,507)

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2018:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$225,540	$—	$—
Asia	31,560	—	—
Europe	2,475,132	—	—
North America	3,321,530,275	—	—
South America	562,384	—	—
Investment Company	10,296,054	—	—
Securities Lending Reinvestment Vehicle	3,942,345	—	—
Total	$3,339,063,290	$—	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$78,488	$—	$—
Liabilities
Written Options Contracts	$(13,333,755)	$—	$—

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$316,455	$115,237,031	$—
Australia and Oceania	—	33,813,369	—
Europe	23,722,822	234,715,339	—
North America	—	104,600	—
Investment Company	1,669	—	—
Total	$24,040,946	$383,870,339	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$8,795	$—	$—
Liabilities
Futures Contracts(b)	$(67,536)	$—	$—
Written Options	(2,943,001)	—	—
Total	$(3,010,537)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,632,537	$—	$—
North America	1,467,776,419	—	—
South America	985,775	—	—
Investment Company	17,713,559	—	—
Securities Lending Reinvestment Vehicle	197,275	—	—
Total	$1,490,305,565	$—	$—

Derivative Type	Level 1	Level 2	Level 3
Liabilities(b)
Futures Contracts	$(418,269)	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$4,535,948	$—
Asia	—	205,985,629	—
Australia and Oceania	—	52,106,994	—
Europe	20,044,528	374,467,676	—
North America	3,670,030	485,021	—
Investment Company	2,460,937	—	—
Securities Lending Reinvestment Vehicle	3,511,200	—	—
Total	$29,686,695	$637,581,268	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$29,298	$—	$—
Liabilities(b)
Futures Contracts	$(184,805)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 29, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 29, 2018

*	Print the name and title of each signing officer under his or her signature.